N-4			12 Months Ended
		May 01, 2026 USD ($) yr	Dec. 31, 2026	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Prospectus:
Document Type		N-4
Entity Registrant Name		RIVERSOURCE LIFE INSURANCE COMPANY
Entity Central Index Key		0000727892
Entity Investment Company Type		N-4
Document Period End Date		Apr. 27, 2026
Amendment Flag		false
Item 2. Overview of the Contract [Line Items]
Index-Linked Option Overview, Credits are Based in Part on Index Performance [Text Block]
For each Segment, on the Segment Maturity Date, the Segment rate of return will be applied to the amount You allocate to
the
Segment (“Investment Base”), which will be reduced for any partial surrenders or rider charges deducted. To calculate the Segment rate of return on the Segment Maturity Date, We first calculate the change in Index Value during the Segment term. Except for the Annual Lock with Buffer crediting method, the change in Index Value for each Segment is measured using a Point-to-Point method, which means that We determine the difference between the Index Value on the Segment start date and the Index Value on the Segment Maturity Date. This difference results in the Index rate of return. Except for Segments with the Annual Lock with a Buffer crediting method, the Segment rate of return is based on the Index rate of return at a single point in time (the Segment Maturity Date). It is not affected by the Index Value on any date between the Segment start date and Segment Maturity Date. The Index rate of return, like the Segment rate of return, may be positive, negative, or zero depending on the Index performance during the Segment.
After calculating the Index rate of return, we then calculate the Segment rate of return, which (except for the Annual
Lock crediting method) is determined by applying the applicable Crediting Method of the Indexed Account to the Index
rate of return.

Item 3. Key Information [Line Items]
Fees and Expenses [Text Block]
	FEES, EXPENSES, AND ADJUSTMENTS	Location in Statutory Prospectus
Are There Charges or Adjustments for Early Withdrawals?
Yes.
If you take a surrender during the first 3 or
6
Contract Years (depending on
which Surrender Charge schedule you select), you may be assessed a
Surrender Charge of up to
9
% of the amount of the purchase payment
surrendered. For example, if you make an early withdrawal, you could pay a
Surrender Charge of up to $
9,000
on a $100,000 investment. The amount
available for surrender will be lower if there is a decrease in Contract Value due to the Segment Value Calculation or a negative MVA is applied. Taxes and/or tax penalties may also apply.
If all or a portion of Contract Value is removed from a Segment prior to the
Segment Maturity Date, the Segment Value Calculation is used to determine the amount available. In extreme circumstances, depending on the Indexed Account(s) you select, You could lose up to
100
% of the
amount invested in a Segment due to the Segment Value Calculation.
For
example, if you allocate $100,000 to a 3-year Segment and take a
s
urrender before the 3 years have ended, you could lose up to $
100,000
.
Full and partial surrenders (including RMDs and the Total Surrender Charge
Free Amount, but excluding Income Choice monthly income), death benefits, and annuitization from the Segments before the Segment Maturity
Date, as well as the elective and automatic lock features, will be based on the Segment Value Calculation.
If all or a portion of Contract Value is removed from a Segment before the end of the MVA Period, We will apply an MVA, which may be negative. In extreme circumstances, a negative MVA could significantly reduce the amount You receive. You could lose up to 100% of the amount invested in the Contract due to a negative MVA. For example, if you elect a 3-year
Surrender Charge Period (which has a 3-year MVA Period), invest
$100,000, and then take a full surrender before the end of the MVA
Period, you could lose up to $100,000.
An MVA will apply to full and partial surrenders (including RMDs, and the
Total Surrender Charge Free Amount, but excluding Income Choice monthly income and Contingent Return earnings when using the optional automated transfer program), annuitization, and death benefit payments from the
Segments during the MVA Period. An MVA may increase the death benefit but will not decrease it.
Losses due to the Segment Value Calculation or a negative MVA will be greater if you also have to pay Surrender Charges. Taxes and/or tax penalties may also apply.
Additional Information About Fees Charges and Adjustments Valuing Your Investment
Are There Transaction Charges?	No.
	FEES, EXPENSES, AND ADJUSTMENTS			Location in Statutory Prospectus
Are There Ongoing Fees and Expenses?
Yes.
The table below describes the current fees and expenses that You may pay each year
, depending on the optional benefits You choose. Please refer to
Your Contract specifications page for information about the specific fees
You will pay each year based on the options You have elected.
There is an implicit ongoing fee on the Segments to the extent that Your participation in Index gains is limited by Us through the use of a Cap,
Contingent Return, Annualized Income Rate, and/or Total Reduction
Rate.
This means that Your returns may be lower than the Index’s
returns.
However, in return for accepting this limit on Index gains, You may receive some protection from Index losses.
This implicit ongoing fee
is not reflected in the tables below.
Additional Information About Fees Charges and Adjustments Segment Duration and Crediting Methods– Crediting Methods
	Annual Fee	Minimum	Maximum
	Base Contract	0.00%	0.00%
	Optional benefits available for an additional charge (for a single optional benefit, if elected)	0.30% (1)	0.60% (2)
(1) As a percentage of the greater of the Maximum Anniversary Value (“MAV”) or the Contract
Value on each Contract Anniversary prior to Your 91
st
birthday. On or after Your 91
st
birthday,
the charge is a percentage of the MAV.
(2) As a percentage of the Return of Purchase Payment (“ROPP”) Value on each Contract
Anniversary.
Because Your
Contract
is customizable, the choices You make affect how
much You will pay. To help You understand the cost of owning the
Contract
,
the following table shows the lowest and highest cost You could pay each year, based on current charges. This estimate assumes that You do not take withdrawals from the
Contract
,
which could add Surrender Charges
and negative market value adjustments that substantially increase costs.

	Lowest Annual Cost: $ 0	Highest Annual Cost: $ 600
Assumes: • Investment of $100,000 • 5% annual appreciation (index rate of return) • Least expensive combination of Indexed Accounts • No optional benefits • No sales charge • No additional withdrawals
Assumes:
•
Investment of $100,000
•
5% annual appreciation (index
rate of return)
•
Most expensive combination of
optional benefits and Indexed
Accounts
•
Fee for optional death benefit is
not based on the Segment Value
Calculation
•
No sales charge
•
No additional withdrawals

Surrender Charge Phaseout Period, Years | yr		6
Surrender Charge (of Purchase Payments) Maximum [Percent]		9.00%
Surrender Charge Example Maximum [Dollars]		$ 9,000
Transaction Charges [Text Block]
Are There Transaction Charges?	No.

Key Information, Transactions Subject to Contract Adjustment [Text Block]		No
Ongoing Fees and Expenses [Table Text Block]
Yes.
The table below describes the current fees and expenses that You may pay each year
, depending on the optional benefits You choose. Please refer to
Your Contract specifications page for information about the specific fees
You will pay each year based on the options You have elected.
There is an implicit ongoing fee on the Segments to the extent that Your participation in Index gains is limited by Us through the use of a Cap,
Contingent Return, Annualized Income Rate, and/or Total Reduction
Rate.
This means that Your returns may be lower than the Index’s
returns.
However, in return for accepting this limit on Index gains, You may receive some protection from Index losses.
This implicit ongoing fee
is not reflected in the tables below.

Base Contract (of Average Annual Net Assets) (N-4) Minimum [Percent]		0.00%
Base Contract (of Average Annual Net Assets) (N-4) Maximum [Percent]		0.00%
Optional Benefits Minimum [Percent]	[1]	0.30%
Optional Benefits Maximum [Percent]	[2]	0.60%
Optional Benefits Footnotes [Text Block]
(1) As a percentage of the greater of the Maximum Anniversary Value (“MAV”) or the Contract
Value on each Contract Anniversary prior to Your 91
st
birthday. On or after Your 91
st
birthday,
the charge is a percentage of the MAV.
(2) As a percentage of the Return of Purchase Payment (“ROPP”) Value on each Contract
Anniversary.

Index-Linked Option, Implicit Ongoing Fees [Text Block]
There is an implicit ongoing fee on the Segments to the extent that Your participation in Index gains is limited by Us through the use of a Cap,
Contingent Return, Annualized Income Rate, and/or Total Reduction
Rate.
This means that Your returns may be lower than the Index’s
returns.
However, in return for accepting this limit on Index gains, You may receive some protection from Index losses.
This implicit ongoing fee
is not reflected in the tables below.

Index-Linked Option, Implicit Ongoing Fees Return may be Lower than the Index Return [Text Block]	There is an implicit ongoing fee on the Segments to the extent that Yourparticipation in Index gains is limited by Us through the use of a Cap,Contingent Return, Annualized Income Rate, and/or Total Reduction
Rate.
This means that Your returns may be lower than the Index’s
returns.
Index-Linked Option, Implicit Ongoing Fees Provide Some Protection from Index Losses [Text Block]		However, in return for accepting this limit on Index gains, Youmay receive some protection from Index losses.
Index-Linked Option, Implicit Ongoing Fees Not Reflected [Text Block]		This implicit ongoing feeis not reflected in the tables below.
Lowest and Highest Annual Cost [Table Text Block]
Because Your
Contract
is customizable, the choices You make affect how
much You will pay. To help You understand the cost of owning the
Contract
,
the following table shows the lowest and highest cost You could pay each year, based on current charges. This estimate assumes that You do not take withdrawals from the
Contract
,
which could add Surrender Charges
and negative market value adjustments that substantially increase costs.
Lowest Annual Cost:
$
0
Highest Annual Cost:
$
600
Assumes:
•
Investment of $100,000
•
5% annual appreciation (index rate
of return)
•
Least expensive combination of
Indexed Accounts
•
No optional benefits
•
No sales charge
•
No additional withdrawals
Assumes:
•
Investment of $100,000
•
5% annual appreciation (index
rate of return)
•
Most expensive combination of
optional benefits and Indexed
Accounts
•
Fee for optional death benefit is
not based on the Segment Value
Calculation
•
No sales charge
•
No additional withdrawals

Lowest Annual Cost [Dollars]		$ 0
Highest Annual Cost [Dollars]		$ 600
Risks [Table Text Block]
	RISKS	Location in Statutory Prospectus
Is There a Risk of Loss from Poor Performance?
Yes.
You can lose money by investing in the Contract. After taking into account the current limits on loss under the Contract, if You invest in an Indexed
Account with an Annual Fee (Reduction Rate) or an Annual Lock Indexed
Account and hold the Segment until the Segment Maturity Date, the maximum amount of loss You could experience due to negative Index performance is up to
100
% of your investment, including any prior
earnings. If You invest in any other Indexed Account with a Buffer, the maximum amount of loss You could experience ranges from 0% to 90% of your investment, including any prior earnings, depending on the Indexed
Account(s) You select. If you invest in an Indexed Account with a Trigger and hold the Segment until the maturity date, the maximum amount of loss
You could experience due to negative Index performance is
100
% of your
investment, including any prior earnings.
We guarantee that the S&P 500 1-year with -10% Buffer Indexed Account will always be available with a Guaranteed Minimum Cap of 2%.  In such case, if You invest in this Indexed Account with a -10% Buffer and hold the
Segment until the maturity date, You could lose up to 90% of Your investment, including any prior earnings, due to negative Index performance. There is no guarantee the contract will offer any indexed accounts that limit Index loss other than the S&P 500 1 year with -10%
Buffer Indexed Account. Without downside protection there is risk of loss of the entire amount invested.
Principal Risks of Investing in the Contract Segment Duration and Crediting Methods – Crediting Methods
	RISKS	Location in Statutory Prospectus
Is this a Short-Term Investment?
No.
•
The
Contract
is not a short-term investment and is not appropriate for an investor who needs ready access to cash.
•
The Contract’s tax deferral and long-term income features are generally more beneficial to investors who intend to hold the Contract for a long period of time and then use the Contract Value to supplement retirement income or for other long-term investment purposes.
•
Surrenders from the Contract may result in Surrender Charges, taxes and/or tax penalties. The Segment Value Calculation may decrease the amount available for surrender from a Segment before the Segment
Maturity Date.
•
Amounts removed from a Segment before the end of the MVA Period may also result in a negative MVA.
•
Partial surrenders from the Segments (excluding Income Choice monthly income) will reduce the Investment Base for the Segment based on the percentage of Segment Value that is withdrawn. The reduction to the
Investment Base may be greater than the amount withdrawn.
•
Reductions to the Investment Base will reduce your Segment Value for the remainder of the Segment, including the amount available on the
Segment Maturity Date, which may result in loss of positive index performance.
•
Partial surrenders (including RMDs, the Total Surrender Charge Free
Amount, Income Choice monthly income and Contingent Return earnings when using the optional automated transfer program) will proportionally reduce any guaranteed death benefit based on the percentage of
Contract Value that is withdrawn. The reduction to the death benefit may be greater than the value withdrawn.
•
At the end of each Segment, on the Contract Anniversary that coincides with the Segment Maturity Date, all or a portion of your Contract Value will be reallocated according to Your instructions.
If no transfer
instructions are received and You have not elected automatic rebalancing, any Contract Value in the Interim Account will remain in the
Interim Account for another Contract Year, subject to the new declared rate of interest. Any Contract Value in a maturing Segment (excluding amounts transferred under the optional automated transfer program) will renew into a new Segment for the same Indexed Account. If the Indexed
Account is no longer available, the Contract Value in the maturing
Segment will be automatically transferred to the Interim Account for the next Contract Year.
Principal Risks of Investing in the Contract Transfers Surrenders
	RISKS	Location in Statutory Prospectus
What Are the Risks Associated with the Investment Options?
An investment in the Contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the Contract (e.g., the Indexes). Each investment option (including the Interim Account) will have its own unique risks. You should review the available investment options before making an investment decision.
The Cap, Contingent Return, Annualized Income Rate, and/or Total
Reduction Rates, as applicable, may limit positive Index returns (e.g., limited upside).
This may result in You earning less than the Index rate of
return.
For example:
•
Cap.
If the Index rate of return is 15% and the Cap is 10%, the Segment rate of return will be 10% (the Index rate of return up to the Cap) on the
Segment Maturity Date.
•
Contingent Return
. If the Index rate of return is 15% and the Contingent
Return is 8%, the Segment rate of return will be 8% (the Contingent
Return) on the Segment Maturity Date.
•
Annualized Income Rate.
If the Index rate of return is 15%, the
Annualized Income Rate is 6%, and the Investment Base is $25,000, the
Monthly Income will be $125.00 (0.06 x 25,000 / 12) during the
Segment, and the Segment rate of return will be 0% on the Segment
Maturity Date.
•
Total Reduction Rate.
If the Index rate of return is 15%, the Cap is 12%,
and the Total Reduction Rate is 2%, the Segment rate of return will be
10% (the Index rate of return up to the Cap, minus the Total Reduction
Rate) on the Segment Maturity Date.
The Buffer or Trigger percentage, as applicable, may limit negative Index returns (e.g., limited protection in the case of market decline). For example:
•
Buffer.
The Buffer percentage is the maximum decrease in the Index
Value before the Segment rate of return will reflect a loss. You are responsible for all losses in excess of the Buffer. If the Index rate of return is -15% and the Buffer percentage is -10%, the Segment rate of return will be -5% (the amount of the negative Index rate of return that exceeds the Buffer percentage) on the Segment Maturity Date. For
Indexed Accounts with an Annual Fee (Reduction Rate), the Total
Reduction Rate will reduce the rate of return after the Buffer is applied.
For example, if the Index rate of return for a 3-year Segment is -15%, the
Buffer is -10%, and the Total Reduction Rate is 3%, the Segment rate of return will be -8%.
•
Trigger.
The Trigger percentage is the maximum percentage decrease in the Index rate of return before the Segment will incur a loss. You are responsible for the full loss if the Index rate of return is negative and the loss exceeds the Trigger. If the Index rate of return is -35% and the
Trigger percentage is -30%, the Segment rate of return will be -35% (the full negative Index rate of return) on the Segment Maturity Date.
Each Index is a “price return index,” not a “total return” Index, and therefore does not reflect dividends paid on the securities composing the
Index. Additionally, the iShares U.S. Real Estate ETF deducts underlying fund fees or expenses when calculating performance.
This will reduce
the Index return and cause the Index to underperform a direct investment in the securities composing the Index.
Principal Risks of Investing in the Contract Investment Options Segment Duration and Crediting Methods – Crediting Methods
	RISKS	Location in Statutory Prospectus
What Are the Risks Related to the Insurance Company?
An investment in the Contract is subject to the risks related to RiverSource
Life Insurance Company. Any obligations (including under the Interim
Account and the Indexed Accounts), guarantees, or benefits are subject to
Our claims-paying ability. Information about RiverSource Life Insurance
Company, including our financial strength ratings, is available upon request by contacting 1-800-862-7919.
Principal Risks of Investing in the Contract Other Information

Risk [Text Block]
•
The Contract’s tax deferral and long-term income features are generally more beneficial to investors who intend to hold the Contract for a long period of time and then use the Contract Value to supplement retirement income or for other long-term investment purposes.
•
Surrenders from the Contract may result in Surrender Charges, taxes and/or tax penalties. The Segment Value Calculation may decrease the amount available for surrender from a Segment before the Segment
Maturity Date.
•
Amounts removed from a Segment before the end of the MVA Period may also result in a negative MVA.
•
Partial surrenders from the Segments (excluding Income Choice monthly income) will reduce the Investment Base for the Segment based on the percentage of Segment Value that is withdrawn. The reduction to the
Investment Base may be greater than the amount withdrawn.
•
Reductions to the Investment Base will reduce your Segment Value for the remainder of the Segment, including the amount available on the
Segment Maturity Date, which may result in loss of positive index performance.
•
Partial surrenders (including RMDs, the Total Surrender Charge Free
Amount, Income Choice monthly income and Contingent Return earnings when using the optional automated transfer program) will proportionally reduce any guaranteed death benefit based on the percentage of
Contract Value that is withdrawn. The reduction to the death benefit may be greater than the value withdrawn.
•
At the end of each Segment, on the Contract Anniversary that coincides with the Segment Maturity Date, all or a portion of your Contract Value will be reallocated according to Your instructions.
If no transfer
instructions are received and You have not elected automatic rebalancing, any Contract Value in the Interim Account will remain in the
Interim Account for another Contract Year, subject to the new declared rate of interest. Any Contract Value in a maturing Segment (excluding amounts transferred under the optional automated transfer program) will renew into a new Segment for the same Indexed Account. If the Indexed
Account is no longer available, the Contract Value in the maturing
Segment will be automatically transferred to the Interim Account for the next Contract Year.

Index-Linked Option Key Information, Highest Maximum Loss Resulting from Negative Index Performance, Risk [Percent]		100.00%
Index-Linked Option Key Information, Lowest Maximum Loss Resulting from Negative Index Performance, Risk [Percent]		100.00%
Index-Linked Option Key Information, No Guaranteed Limit on Index Losses May Lose Entire Investment, Risk [Text Block]
You can lose money by investing in the Contract. After taking into account the current limits on loss under the Contract, if You invest in an Indexed
Account with an Annual Fee (Reduction Rate) or an Annual Lock Indexed
Account and hold the Segment until the Segment Maturity Date, the maximum amount of loss You could experience due to negative Index performance is up to
100
% of your investment, including any prior
earnings. If You invest in any other Indexed Account with a Buffer, the maximum amount of loss You could experience ranges from 0% to 90% of your investment, including any prior earnings, depending on the Indexed
Account(s) You select. If you invest in an Indexed Account with a Trigger and hold the Segment until the maturity date, the maximum amount of loss
You could experience due to negative Index performance is
100
% of your
investment, including any prior earnings.
We guarantee that the S&P 500 1-year with -10% Buffer Indexed Account will always be available with a Guaranteed Minimum Cap of 2%.  In such case, if You invest in this Indexed Account with a -10% Buffer and hold the
Segment until the maturity date, You could lose up to 90% of Your investment, including any prior earnings, due to negative Index performance. There is no guarantee the contract will offer any indexed accounts that limit Index loss other than the S&P 500 1 year with -10%
Buffer Indexed Account. Without downside protection there is risk of loss of the entire amount invested.

Key Information, Reallocation Risk [Text Block]		At the end of each Segment, on the Contract Anniversary that coincideswith the Segment Maturity Date, all or a portion of your Contract Valuewill be reallocated according to Your instructions.
Key Information, Default Reallocation Risk [Text Block]		If no transferinstructions are received and You have not elected automaticrebalancing, any Contract Value in the Interim Account will remain in theInterim Account for another Contract Year, subject to the new declaredrate of interest. Any Contract Value in a maturing Segment (excludingamounts transferred under the optional automated transfer program) willrenew into a new Segment for the same Indexed Account. If the IndexedAccount is no longer available, the Contract Value in the maturingSegment will be automatically transferred to the Interim Account for thenext Contract Year.
Index-Linked Option Key Information, Limits Positive Index Returns, Risk [Text Block]
An investment in the Contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the Contract (e.g., the Indexes). Each investment option (including the Interim Account) will have its own unique risks. You should review the available investment options before making an investment decision.

Index-Linked Option Key Information, Price Return Index, Risk [Text Block]		Each Index is a “price return index,” not a “total return” Index, andtherefore does not reflect dividends paid on the securities composing theIndex. Additionally, the iShares U.S. Real Estate ETF deducts underlyingfund fees or expenses when calculating performance.
Index-Linked Option Key Information, Price Return Index Underperforms Direct Investments, Risk [Text Block]		This will reducethe Index return and cause the Index to underperform a directinvestment in the securities composing the Index.
Investment Restrictions [Text Block]
Yes.
•
Transfers
– Transfers to and from the Indexed Accounts may only be requested each Contract Year during the 30 day transfer window that ends on the
Contract Anniversary coinciding with the Segment Maturity Date. The transfer will be made on the Contract Anniversary.
– Elective transfers to the Interim Account may not be made during the
MVA Period. After the MVA Period or after a spousal continuation, transfers to the Interim Account may only be made once each Contract
Year during the 30-day transfer window that ends on the Contract
Anniversary.
•
If You elect Automatic Rebalancing, You may not be invested in multi-year
Indexed Accounts.
•
If You elect the 3-year Surrender Charge schedule, You may not invest in
6-year Indexed Accounts during the entire time that You own the
Contract.
•
We may add new Indexed Accounts or discontinue an Indexed Account.
•
We may substitute an Index during a Segment or on the Segment
Maturity Date.
•
We may stop offering certain Crediting Methods.
•
We can change the interest rate for the Interim Account, and the Cap,
Contingent Return, Upside Participation Rate, Annualized Income Rate,
and Total Reduction Rates from one Segment to the next, subject to the applicable guaranteed minimum rates (or guaranteed maximum rates for the Total Reduction Rate).
•
This is a single premium product, which means that additional purchase payments will not be accepted.

Key Information, Benefit Restrictions [Text Block]
Yes.
•
Optional death benefit riders may only be elected at Contract purchase.
•
Optional death benefit riders may only be voluntarily terminated by You if
We increase the annual rider fee. Once terminated, the optional death benefit rider may not be reinstated.
•
Except as provided otherwise under the Contract, Contract benefits may not be modified or terminated by Us.
•
All partial surrenders will proportionally reduce any guaranteed death benefit based on the percentage of Contract Value that is withdrawn. The reduction to the death benefit may be greater than the amount withdrawn.
•
If a Segment Value lock is exercised on a multi-year Segment, the
Segment Maturity Date will be changed to the next Contract Anniversary if the original Segment Maturity Date was a later Contract Anniversary date.
•
Automatic Locks are not available for Annual Lock and Income Choice
Indexed Accounts.

Tax Implications [Text Block]
You should consult with a tax professional to determine the tax implications of an investment in and purchase payments received under the Contract. There is no additional tax benefit if the Contract is purchased through a tax-qualified plan or individual retirement account (“IRA”).
Surrenders will be subject to ordinary income tax, and may be subject to tax penalties.

Investment Professional Compensation [Text Block]
Your investment professional may receive compensation for selling this
Contract
to You, in the form of commissions, additional cash benefits (e.g., bonuses), and non-cash compensation. This financial incentive may influence Your investment professional to recommend this
Contract
over
another investment for which the investment professional is not compensated or compensated less.

Exchanges [Text Block]
If You already own an annuity or insurance
Contract
, some investment
professionals may have a financial incentive to offer You a new
Contract
in
place of the one You already own. You should only exchange a
Contract
You
already own if You determine, after comparing the features, fees, and risks of both
Contracts
, and any fees or penalties to terminate the existing
contract, that it is better for You to purchase the new
Contract
rather than
continue to own Your existing
Contract
.

Item 4. Fee Table [Line Items]
Item 4. Fee Table [Text Block]
Additional Information About Fees
The following tables describe the fees, expenses, and adjustments that You will pay when buying, owning, and surrendering or making withdrawals from an investment option or from the Contract. Please refer to Your Contract specifications page for information about the specific fees You will pay each year based on the options You have elected.
The first table describes the fees and expenses that You will pay at the time that You buy the Contract, surrender or make withdrawals from an investment option or from the Contract, or transfer Contract Value between investment options. State premium taxes may also be deducted.
Transaction Expenses

Surrender Charge (as a percentage of the amount of the purchase payment surrendered)	9% 1
1.
Partial and full surrenders in excess of the Total Surrender Charge Free Amount may be subject to a Surrender Charge during the Surrender
Charge period. The amount of the Surrender Charge, if any, will depend on the Contract Year during which the surrender is taken and the portion of the Purchase Payment being surrendered. You select either a 6-year or 3-year Surrender Charge schedule at the time of Contract application. If You elect the 3-year Surrender Charge schedule, You cannot invest in any Indexed Accounts that have a 6-year duration for the entire time that You own the Contract. The Surrender Charge percentage declines over subsequent Contract Years until it reaches 0%. The schedules below set forth the
Surrender Charges under the Contract:

Contract Year	6-Year Surrender Charge Schedule applied to the Purchase Payment Surrendered	Contract Year	3-Year Surrender Charge Schedule applied to the Purchase Payment Surrendered
1	9%	1	9%
2	8%	2	8%
3	8%	3	8%
4	7%	4+	0%
5	6%
6	5%
7+	0%
The next table describes the adjustments, in addition to any transaction expenses, that apply if all or a portion of the
Contract Value is removed from an investment option or from the Contract before the expiration of a specified period.
Adjustments

Segment Value Calculation Maximum Potential Loss (as a percentage of the Investment Base at the start of the Segment)	100% 1
Market Value Adjustment Maximum Potential Loss (as a percentage of the Contract Value at the start of the Segment)	100% 2
1.
The Segment Value Calculation is used daily to determine the amount available for full and partial surrenders (including RMDs and the Total
Surrender Charge Free Amount, but excluding Income Choice monthly income), annuitization, and death benefit payments from the Segments before the Segment Maturity Date. The Segment Value Calculation is also used to determine the amount available for a Segment Value lock.
2.
An MVA will apply to partial and full surrenders (including RMDs, and the Total Surrender Charge Free Amount, but excluding Income Choice monthly income and Contingent Return earnings when using the optional automated transfer program), annuitization, and death benefit payments from the Segments of the Indexed Accounts during the MVA Period. An MVA may increase the death benefit but will not decrease it.
The next table describes the fees and expenses that You will pay each year
during the time that You own the
Contract. If You choose to purchase an optional benefit, You will pay additional charges, as shown below.
Annual Contract Expenses

Base Contract Expenses	Maximum 0.00 % Minimum 0.00%
Optional Benefit Expenses 3
ROPP Death Benefit	Maximum 0.95% 1 Current 0.60%
MAV Death Benefit	Maximum 0.40% 2 Current 0.30%
1
The charge for the ROPP Death Benefit is a percentage of Your ROPP Value on each Contract Anniversary.
2
The charge for the MAV Death Benefit is a percentage of the greater of the MAV or the Contract Value on each Contract Anniversary prior to Your
91
st
birthday. On and after Your 91
st
birthday, the charge is a percentage of the MAV on each Contract Anniversary.
3
Only one optional death benefit can be elected at a time.
In addition to the fee described above, We may limit the amount You can earn on the Segments of the Indexed
Accounts. This means Your returns may be lower than the Index’s returns. In return for accepting a limit on Index gains, You will receive some protection from Index losses.

Transaction Expenses [Table Text Block]
Transaction Expenses

Surrender Charge (as a percentage of the amount of the purchase payment surrendered)	9% 1
1.
Partial and full surrenders in excess of the Total Surrender Charge Free Amount may be subject to a Surrender Charge during the Surrender
Charge period. The amount of the Surrender Charge, if any, will depend on the Contract Year during which the surrender is taken and the portion of the Purchase Payment being surrendered. You select either a 6-year or 3-year Surrender Charge schedule at the time of Contract application. If You elect the 3-year Surrender Charge schedule, You cannot invest in any Indexed Accounts that have a 6-year duration for the entire time that You own the Contract. The Surrender Charge percentage declines over subsequent Contract Years until it reaches 0%. The schedules below set forth the
Surrender Charges under the Contract:

Contract Year	6-Year Surrender Charge Schedule applied to the Purchase Payment Surrendered	Contract Year	3-Year Surrender Charge Schedule applied to the Purchase Payment Surrendered
1	9%	1	9%
2	8%	2	8%
3	8%	3	8%
4	7%	4+	0%
5	6%
6	5%
7+	0%

Deferred Sales Load (of Purchase Payments), Maximum [Percent]		9.00%
Deferred Sales Load, Footnotes [Text Block]
1.
Partial and full surrenders in excess of the Total Surrender Charge Free Amount may be subject to a Surrender Charge during the Surrender
Charge period. The amount of the Surrender Charge, if any, will depend on the Contract Year during which the surrender is taken and the portion of the Purchase Payment being surrendered. You select either a 6-year or 3-year Surrender Charge schedule at the time of Contract application. If You elect the 3-year Surrender Charge schedule, You cannot invest in any Indexed Accounts that have a 6-year duration for the entire time that You own the Contract. The Surrender Charge percentage declines over subsequent Contract Years until it reaches 0%. The schedules below set forth the
Surrender Charges under the Contract:

Contract Year	6-Year Surrender Charge Schedule applied to the Purchase Payment Surrendered	Contract Year	3-Year Surrender Charge Schedule applied to the Purchase Payment Surrendered
1	9%	1	9%
2	8%	2	8%
3	8%	3	8%
4	7%	4+	0%
5	6%
6	5%
7+	0%

Transactions Subject to Contract Adjustment, Fee Table [Text Block]
The next table describes the adjustments, in addition to any transaction expenses, that apply if all or a portion of the
Contract Value is removed from an investment option or from the Contract before the expiration of a specified period.
Adjustments

Segment Value Calculation Maximum Potential Loss (as a percentage of the Investment Base at the start of the Segment)	100% 1
Market Value Adjustment Maximum Potential Loss (as a percentage of the Contract Value at the start of the Segment)	100% 2
1.
The Segment Value Calculation is used daily to determine the amount available for full and partial surrenders (including RMDs and the Total
Surrender Charge Free Amount, but excluding Income Choice monthly income), annuitization, and death benefit payments from the Segments before the Segment Maturity Date. The Segment Value Calculation is also used to determine the amount available for a Segment Value lock.
2.
An MVA will apply to partial and full surrenders (including RMDs, and the Total Surrender Charge Free Amount, but excluding Income Choice monthly income and Contingent Return earnings when using the optional automated transfer program), annuitization, and death benefit payments from the Segments of the Indexed Accounts during the MVA Period. An MVA may increase the death benefit but will not decrease it.

Contract Adjustments, Fee Table [Table Text Block]
Segment Value Calculation Maximum Potential Loss (as a percentage of the Investment Base at the start of the Segment)	100% 1
Market Value Adjustment Maximum Potential Loss (as a percentage of the Contract Value at the start of the Segment)	100% 2

Annual Contract Expenses [Table Text Block]
The next table describes the fees and expenses that You will pay each year
during the time that You own the
Contract. If You choose to purchase an optional benefit, You will pay additional charges, as shown below.
Annual Contract Expenses

Base Contract Expenses	Maximum 0.00 % Minimum 0.00%
Optional Benefit Expenses 3
ROPP Death Benefit	Maximum 0.95% 1 Current 0.60%
MAV Death Benefit	Maximum 0.40% 2 Current 0.30%
1
The charge for the ROPP Death Benefit is a percentage of Your ROPP Value on each Contract Anniversary.
2
The charge for the MAV Death Benefit is a percentage of the greater of the MAV or the Contract Value on each Contract Anniversary prior to Your
91
st
birthday. On and after Your 91
st
birthday, the charge is a percentage of the MAV on each Contract Anniversary.
3
Only one optional death benefit can be elected at a time.
In addition to the fee described above, We may limit the amount You can earn on the Segments of the Indexed
Accounts. This means Your returns may be lower than the Index’s returns. In return for accepting a limit on Index gains, You will receive some protection from Index losses.

Base Contract Expense (of Other Amount), Maximum [Percent]		0.00%
Base Contract Expense (of Other Amount), Minimum [Percent]		0.00%
Optional Benefit Expense, Footnotes [Text Block]
1
The charge for the ROPP Death Benefit is a percentage of Your ROPP Value on each Contract Anniversary.
2
The charge for the MAV Death Benefit is a percentage of the greater of the MAV or the Contract Value on each Contract Anniversary prior to Your
91
st
birthday. On and after Your 91
st
birthday, the charge is a percentage of the MAV on each Contract Anniversary.
3
Only one optional death benefit can be elected at a time.

Item 5. Principal Risks [Line Items]
Item 5. Principal Risks [Table Text Block]
Principal Risks of Investing in the Contract
The Contract involves certain risks that You should understand prior to purchasing the Contract. You should carefully consider Your income needs and risk tolerance to determine whether the Contract or a particular Indexed Account is appropriate for You. The level of risk You bear and Your potential investment performance will differ depending upon many factors, including but not limited to the way in which You allocate Your purchase payment and Contract Value over the course of the Contract and any decisions You make to take surrenders or request an elective or automatic lock.
Liquidity Risk
The Contract is intended to be a long-term investment that You may use to help save for retirement. The Contract is unsuitable as a short-term savings vehicle. This Contract is not appropriate for you if You intend to take partial surrenders before the end of the Surrender Charge period and MVA Period, or from the Indexed Accounts before
Segment maturity. All surrenders, including Income Choice monthly income, may be subject to Surrender Charges, taxes, and/or an IRS tax penalty (if You take a surrender prior to reaching age 59½). RMDs and the Total Surrender
Charge Free Amount will not be subject to Surrender Charges but will be subject to applicable taxes and/or tax penalties.
All partial surrenders (including RMDs, Income Choice monthly income, and the Total Surrender Charge Free Amount)
will reduce the Contract Value, and will reduce amounts available for future surrenders, as well as death benefit payments and annuitization. All partial surrenders will reduce the ROPP Value and the MAV (if applicable) in the same proportion that the Contract Value is reduced by the surrender. The reduction may be greater than the amount withdrawn.
All surrenders from the Segments prior to the Segment Maturity Date (except for Income Choice Monthly income) will be based on the Segment Value Calculation. This includes RMDs and the Total Surrender Charge Free Amount. The
Segment Value calculated prior to the Segment Maturity Date may be less than the amount allocated to the Segment, even if the Index rate of return is positive. All partial surrenders from the Segments before the Segment Maturity Date
(except for Income Choice Monthly Income) will also reduce the Investment Base in the same proportion that the
Segment Value is reduced by the surrender. The reduction may be significant and could be greater than the amount withdrawn. Reductions to the Investment Base will reduce your Segment Value for the remainder of the Segment, including the amount available on the Segment Maturity Date. For Income Choice Segments, any partial surrenders other than the Monthly Income will reduce the Investment Base proportionally, and therefore will reduce any remaining
Monthly Income for the Segment term. In extreme circumstances, you could lose up to
100
% of the amount invested in
a Segment, including any prior earnings, due to the Segment Value Calculation. You could lose up to
100
% of your
investment due to the Segment Value Calculation if amounts are withdrawn from an Indexed Account option before the end of a Segment. See “Risk of Loss - Segment Value Prior to Maturity” and “Impact of Partial Surrenders from the
Segments” for more information.
Additionally, all surrenders from the Segments during the MVA Period (except for Income Choice Monthly income and
Contingent Return earnings when using the optional automated transfer program) will be subject to an MVA, which may be negative. This includes RMDs, the Total Surrender Charge Free Amount and amounts applied to an annuity payment plan during the MVA Period. A negative MVA will reduce the amount you receive upon a surrender or the amount applied to an annuity payment plan. The protection option of the Segment does not apply to mitigate losses due to a negative
MVA. In extreme circumstances, you could lose up to
100
% of the amount surrendered or otherwise removed from a
Segment due to a negative MVA.
MVA Factor Examples for 6-Year Surrender Charge

Example	Duration After Issue	Reference Rate on Contract Date (i)	Current Reference Rate (j)	(k)	MVA Factor
1	1 Day	1%	2%	6.00	-5.7%
2	1 Day	1%	3%	6.00	-11.1%
3	1 Day	1%	11%	6.00	-43.2%
4	1 Day	1%	31%	6.00	-79.0%
5	1 Day	1%	51%	6.00	-91.0%
6	2 Years	1%	51%	4.90	-86.1%
7	4 Years	1%	51%	3.46	-75.2%
See “Contract Fees, Charges and Value Adjustments – Market Value Adjustments” for more information.
If You intend to take a full or partial surrender after the Surrender Charge period and shortly after Segments mature,
You may want to consider reallocating all or a portion of Segment Values to the Interim Account as Segments mature.
Immediately after a Segment starts, the Segment Value is reduced to reflect transaction costs for assets that support the features of the Contract, and the Segment Value may be less than the amount that was allocated to the Segment.
Transaction costs are the highest right after a Segment starts and if a surrender occurs shortly after a new Segment begins, there may be insufficient opportunity for other factors (e.g., Index returns) to increase the Segment Value to offset the transaction costs.
We may defer payments made under this Contract for up to six months if necessary and equitable to all Contract owners and the insurance regulatory authority of the state in which We issued the Contract approves such deferral.
Risks Related to Transfers
Your ability to react to changing market conditions is limited because You may only request a transfer of eligible Contract
Value (i.e., amounts in the Interim Account and any Segments that mature on the next Contract Anniversary) once each
Contract Year during the Transfer Window.
At the end of each Segment, Contract Value will be reallocated on the Contract Anniversary that coincides with the
Segment Maturity Date according to Your instructions. If no transfer instructions are received and You have not elected automatic rebalancing, any Contract Value in the Interim Account will remain in the Interim Account, subject to the new declared interest rate, for another Contract Year, and any Contract Value in a maturing Segment (excluding any amounts transferred under the optional automated transfer program) will renew into a new Segment for the same Indexed
Account, subject to the new Cap, Upside Participation Rate, Contingent Return, Annualized Income Rate, and/or Total
Reduction Rates declared for that Segment. If the Indexed Account is no longer available, the Contract Value in the maturing Segment will automatically transfer to the Interim Account. Contract Value reallocated or transferred in the absence of instructions from you may not be transferred or reallocated among the Indexed Accounts again until the new
Segment Maturity Date, or the next Contract Anniversary for amounts automatically transferred or reallocated to the
Interim Account.
We reserve the right to prohibit or limit any transfers to an Indexed Account that would have a Segment Maturity Date after the Annuitization Start Date.
We reserve the right to limit how much of the Contract Value can be allocated among the Interim Account and available
Indexed Accounts on a non-discriminatory basis with notification. After the MVA Period, We also reserve the right to prohibit or limit transfers to the Interim Account.
Risk of Loss in Indexed Accounts – Index Performance
There is a risk of loss of principal and any related earnings since the performance of each Segment is linked to a market index(es) or ETF even though You are not invested directly in the Index(es) or in the securities tracked by the index. There is risk related to Indexed Accounts limiting positive Index return and You may have losses of Your Contract value despite downside protection. If the Index rate of return is negative, the amount of your loss on the Segment
Maturity Date depends on the protection option:
•
Buffer: You are responsible for all losses in excess of the Buffer. If the loss does not exceed the Buffer (i.e. the Index rate of return is between zero and the Buffer, inclusive of the Buffer percentage), You will not have a loss due to negative Index performance on the Segment Maturity Date. For example, if the Index rate of return = -35% and the
Buffer = -25%, your loss will be -10%. Note: For Indexed Accounts with an Annual Fee (Reduction Rate), the Total
Reduction Rate will reduce the Segment rate of return after the Buffer is applied. You could have a loss due to the application of the Total Reduction Rate.
•
Trigger: You are responsible for the full loss if the Index rate of return is negative and the loss exceeds the Trigger. If the loss does not exceed the Trigger (i.e. the Index rate of return is between zero and the Trigger, inclusive of the
Trigger percentage), You will not have a loss. For example, if the Index rate of return = -35% and the Trigger = -30%, your loss will be -35%. This means that a slight difference in the Index rate of return above or below the Trigger could result in a significantly different Segment rate of return on the Segment Maturity Date. For example, if the Trigger =
-30% and Index rate of return = -30%, you will not incur a loss due to negative Index performance and may receive a gain depending on the applicable Crediting Method. However, if the Index rate of return = -30.1%, your Segment rate of return will be -30.1%, and you would incur a substantial loss on the Segment Maturity Date.
You will not receive the full protection of the Buffer or Trigger prior to the Segment Maturity Date. Additionally, there is a risk the Segment rate of return on the Segment Maturity Date could be negative and result in significant losses even after the application of a Buffer or Trigger.

If the Segment references two Indexes, there is a higher likelihood that the Segment will have a loss that exceeds the
Buffer or Trigger since the Segment uses the lowest Index rate of return for two Indexes.

On the Segment Maturity Date, -100% Buffer options will not have a loss due to negative Index performance; however, other protection options can have a maximum loss of 75% to 100% (if the Index loses 100% of its value during the term). You may also incur additional losses due to Surrender Charges, rider fees and any MVA.
The maximum loss You
could experience due to negative Index performance on the Segment Maturity Date after taking into account the current limits on Index loss for each protection option is shown in the table below:

Protection Option	Maximum Loss*
-10% Buffer	90%
-15% Buffer	85%
-20% Buffer	80%
-25% Buffer	75%
-100% Buffer	0%
-30% Trigger	100%
*Maximum Loss for Annual Lock Indexed Accounts with a -10% Buffer is 100%.
For Indexed Accounts with an Annual Fee (Reduction Rate), the above table does not include the impact of the Total
Reduction Rate and therefore the maximum loss will be even greater, as shown in the table below:

Protection Option	Maximum Loss
-10% Buffer	100%
-15% Buffer	100%
-20% Buffer	100%
-25% Buffer	100%
For Segments that have an Annual Fee (Reduction Rate), You could incur a loss even if the negative Index rate of return on the Segment Maturity Date does not exceed the Buffer. If the negative Index rate of return exceeds the Buffer, the
Total Reduction Rate will cause you to incur additional losses. The Segment rate of return may be negative even if the
Index had positive returns on the Segment Maturity Date. See “Risk Related to Contract Fees and Charges” below.
We guarantee that the S&P 500 1-year with -10% Buffer Indexed Account will always be available with a Guaranteed
Minimum Cap of 2%.
See “Investment Options – Discontinuation and Substitution of Indexes and Indexed Accounts” for
more information.
Except for Segments with the Annual Lock with a Buffer Crediting Method, the Segment rate of return on the Segment
Maturity Date is based on a single point in time. It is not affected by the Index Value on any date between the Segment start date and Segment Maturity Date.
For Segments with a duration longer than one year (except for Annual Lock with Buffer Crediting Method), the applicable
Buffer or Trigger are for the duration of the Segment and are not applied on an annual basis. The protections of the
Buffer or Trigger restart for each subsequent Segment, so there is a risk that sustained declines in the relevant Index will have cumulative losses over time if You renew into consecutive Segments in the same Indexed Account. Losses in any one term and cumulative losses over multiple terms can be significantly more than the stated Buffer or Trigger.
For Segments with the Annual Lock with a Buffer Crediting Method, the annual lock return is determined each year and therefore losses can accumulate over the duration of the Segment when the cumulative annual lock return is applied to the Segment on the Segment Maturity Date.
Risk Related to Contract Fees and Charges
If you elect an optional death benefit rider, We will deduct the rider fee from your Contract Value each Contract
Anniversary. The deduction of the rider fee will reduce your Contract Value, amounts available for annuitization, and death benefit. Rider fees deducted on Contract Anniversaries from multi-year Segments will be based on the Segment
Value Calculation and will reduce the Investment Base proportionally. Reductions to the Investment Base will reduce your Segment Value for the remainder of the Segment, including the amount available on the Segment Maturity Date.
Additionally, for the MAV Death Benefit, any automatic reset of the MAV will increase the amount of the annual rider fee deducted. We may increase the annual rider fee percentage at Our discretion and on a non-discriminator y basis upon written notice to You. You may decline this fee increase upon written notice to us before the date of the fee increase and therefore terminate the rider. Upon termination, the rider may not be reinstated.
You may be subject to potential negative Segment Value Calculations and decreases in positive index returns with each ongoing rider fee deduction that could result in significant loss.
Risk Related to Total Reduction Rates
For Segments that have an Annual Fee (Reduction Rate), the Total Reduction Rate will reduce any positive Segment rate of return and any negative Segment rate of return will be more negative. The application of the Total Reduction Rate may result in a negative Segment return even if the Index rate of return is positive on the Segment Maturity Date; this could also cause You to incur a loss even if the negative Index rate of return does not exceed the Buffer percentage. If the negative Index rate of return exceeds the Buffer, the Total Reduction Rate will cause you to incur additional losses.
Depending on the Indexed Account You select, the maximum loss is 100% for Segments that have an Annual Fee
(Reduction Rate).
Risk with Currently Available Indexes
An investment in the Indexed Accounts under the Contract is not an investment in any Index or in the securities tracked by the Index. Each of the Indexes is a “price return index,” not a “total return” Index, and therefore does not reflect dividends paid on the securities composing the Index. Each Index deducts fees and costs when calculating Index performance and in either case this will reduce the Index return and will cause the index to underperform a direct investment in the securities composing the index.
Additionally, the iShares U.S. Real Estate ETF deducts underlying fund fees or expenses when calculating performance.
This will reduce the Index return and cause the Index to underperform a direct investment in the securities composing the Index.
Equity markets are subject to the risk that the value of the securities may fall due to general market and economic conditions. The Index You select may underperform or outperform other Indexes that focus on different market sectors or have different capitalization.
Currently offered Indexed Accounts use one or two of the following Indexes:
•
S&P 500
®
Index.
The S&P 500 index measures the performance of the large-cap segment of the U.S. equity market.
•
Russell 2000
®
Index.
The Russell 2000 Index measures the performance of the small-cap segment of the U.S.
equity universe.
•
Nasdaq-100
®
Index.
The Nasdaq-100 Index includes 100 of the largest domestic and international non-financial companies listed on The Nasdaq Stock Market based on market capitalization.
•
MSCI EAFE Index.
The MSCI Europe, Australasia, Far East (EAFE) Index is a capitalization-weighted index that tracks the performance of common stocks in 21 developed market countries within Europe, Australasia and the Far East.
•
MSCI Emerging Markets Index.
The MSCI Emerging Markets Index captures large- and mid-cap representation across 26 Emerging Markets (EM) countries.
•
iShares U.S. Real Estate ETF.
The iShares U.S. Real Estate ETF seeks to track the investment results of an index composed of U.S. equities in the real estate sector. The Fund seeks to track the investment results of the Dow Jones
U.S. Real Estate Capped Index (the “Underlying Index”), which measures the performance of the real estate sector of the U.S. equity market, as defined by S&P Dow Jones Indices LLC (the “Index Provider” or “SPDJI”). The Underlying
Index may include large-, mid- or small capitalization companies. Returns of the iShares U.S. Real Estate ETF are reduced by any underlying fund fees or expenses and therefore Segment returns will be lower than if the underlying index was used. See “Segment Value Calculation for Indexed Account(s)” for more information.
Index performance is based on the performance of underlying equity securities that may include large-, mid- or small capitalization companies from various market sectors. The following summarizes important investment risks applicable to all or the specific Indexes as noted:
•
Securities of a certain sector of the market may not perform as well as those in others or the market as a whole.
•
The securities comprising the Indexes are subject to investment risks driven by market volatility and other economic conditions; as such, the performance of the Indexes may fluctuate, sometimes rapidly, either positively or negatively.
Past performance does not guarantee future results.
•
In general, large-capitalization companies may be unable to respond quickly to new competitive challenges and may not be able to attain the high growth rate of successful smaller companies. (S&P 500, Nasdaq-100, MSCI EAFE and
MSCI Emerging Markets indexes and iShares U.S. Real Estate ETF).
•
Generally, the securities of small- and mid-capitalization companies may be more volatile and may involve more risk than the securities of larger companies. Investments in small - and mid-cap companies involve risks, including volatility, that are greater than investments in larger, more established companies. Small– and mid-capitalization companies are more likely to fail than larger companies (Russell 2000, MSCI EAFE, MSCI Emerging Markets indexes and iShares U.S. Real Estate ETF).
•
Securities issued by non-U.S. companies are subject to risks, including political, economic, market, social and others within a particular country, as well as to currency exchange rate risks and currency instabilities and less stringent financial, regulatory, auditing, and accounting standards generally applicable to U.S. issuers (MSCI EAFE and MSCI
Emerging Markets indexes).
•
Emerging markets can be riskier than investing in well-established foreign markets. Indexes with exposure to emerging markets also include the following risks: potential for less reliable or outdated Index data due to differences in financial, regulatory, auditing and accounting standards; limitations on the ability to oversee the Index provider’s due diligence process over Index data; and the rights and remedies associated with investments that track an Index comprised of foreign securities may differ from investments that track an Index of U.S. securities (MSCI
Emerging Markets Index).
•
There are risks associated with the US real estate sector. The iShares U.S. Real Estate ETF is subject to risks similar to those of direct investments in real estate and the real estate industry in general, including risks related to general and local economic conditions, a possible lack of availability of financing, valuation complexities, competition, periodic overbuilding, and changes in interest rates or property values. As such, performance may be more volatile than the performance of an investment in a more diverse range of market sectors. It is possible that the iShares
U.S. Real Estate ETF may not fully replicate or may, in certain circumstances, diverge significantly from the performance of the underlying index. Your Segment return is linked to the performance of the iShares U.S. Real
Estate ETF and not the underlying index (Dow Jones U.S. Real Estate Capped Index).
For more information on the Indexes, see “Investment Options – Indexed Accounts - Additional Information About the
Indexes." For Index disclosures, see Appendix
H
.
Risk of Loss – Segment Value Prior to Maturity
Segment Values prior to maturity will fluctuate daily and may be lower than what was originally allocated to an
Indexed Account, even when the Index has positive returns.
Other than the Segment start date and the Segment
Maturity Date, We determine the Segment Value daily using a formula that does not directly reflect the actual performance of the applicable Index, but rather determines the value of a hypothetical portfolio of instruments that provides the Segment Value at maturity. The result of this calculation is the Segment Value and is used to determine the amount in the Segments available for full and partial surrenders (including RMDs and the Total Surrender Charge Free
Amount, but excluding Income Choice monthly income), death benefits, elective or automatic lock, or annuitization between the Segment start date and the Segment Maturity Date. This amount could be less than if You had held the
Segment until the Segment Maturity Date. Amounts surrendered or otherwise removed from the Segment before the
Segment Maturity Date do not receive the full protection of the Buffer or Trigger. This means that there could be less money available for surrenders, death benefits payments, and Annuity Payments before the Segment Maturity Date.
There is a risk of substantial loss due to the Segment Value Calculation, which could be as much as 100% of the
Investment Base and any prior earnings. Also, the loss could be greater due to Surrender Charges, any Market Value
Adjustment, and any fees. Taxes and/or tax penalties may also apply. If You allocate to an Indexed Account with -100%
Buffer and hold the Segment until the Maturity Date, the Segment will not have a loss. However, the Segment Value
Calculation will apply to transactions that occur during the Segment term and therefore the Segment Value could have a loss before the Segment Maturity Date.
Additionally, immediately after a Segment starts, the Segment Value is reduced to reflect transaction costs for assets that support the features of the Contract and the Segment Value may be less than the amount that was allocated to the
Segment. Transaction costs are the highest right after a Segment starts and if a surrender occurs shortly after a new
Segment begins, there may be insufficient opportunity for other factors (e.g., Index returns) to increase the Segment
Value to offset the transaction costs.
You will not receive the full protection of the Buffer or Trigger prior to Segment maturity because the hypothetical portfolio is constructed to provide the full protection only at Segment maturity, and not earlier.
It is possible that you
would see no protection until Segment maturity and You may lose all or a portion of Your investment if you take a surrender or other transaction before the Segment Maturity Date
.
It is also possible that You would see no protection
from the Trigger at Segment maturity if the Index rate of return is negative and the loss exceeds the Trigger (i.e., the
Segment will incur the full loss). As a Segment moves closer to maturity, the Segment Value would generally reflect a larger portion of the Buffer protection. On the Segment Maturity Date, the Segment Value will receive the full Buffer or
Trigger protection (except if the Index rate of return is negative and exceeds the Trigger, then there is no protection and
You will incur the full negative Index rate of return).
See “Impact of Partial Surrenders from the Segments” below and “Contract Fees, Charges, and Value Adjustments –
Segment Value Calculation” for more information.
Our Financial Strength and Claims-Paying Ability
The assets held in in Our General Account support not only the guarantees under Your Contract, but also guarantees associated with other annuity and insurance products we issue. No other company or affiliate has any legal responsibility for the guarantees under Your Contract. Our General Account is not insulated or segregated from the claims of Our creditors. As such the guarantees under the Contract are subject to Our financial strength and claims-paying ability. The assets held in Our unregistered Separate Account are also subject to the claims of Our creditors.
See “Other Information: General Account” and “Other Information: Separate Account” for more information.
Caps, Contingent Returns, Annualized Income Rates, Total Reduction Rates and Limits to
Positive Returns
Caps, Contingent Returns, Total Reduction Rates, and Annualized Income Rates may limit the positive return for a
Segment and could cause the Segment rate of return to be lower than if You had invested directly in a different investment based on the applicable Index. Total Reduction Rates will lower any positive returns. Income Choice Indexed
Accounts will provide Monthly Income during the Segment in lieu of earning any positive Segment rate of return on the
Segment Maturity Date. The Annualized Income Rate may be lower than the positive Index rate of return on the Segment
Maturity Date, and may be lower than the Segment rate of return you would have received if you had invested in a different Indexed Account based on the same Index and of the same duration, but with a different Crediting Method.
In general, Caps, Contingent Returns, Upside Participation Rates, and Annualized Income Rates will be lower and Total
Reduction Rates will be higher if You choose an Indexed Account with a higher Buffer or Trigger percentage. In general,
Caps and/or Contingent Returns will tend to be lower for 1-year Segments than for multi-year Segments. The Cap,
Contingent Return, Annualized Income Rate, or Upside Participation Rate will be generally higher for Segments that reference two Indexes compared to the equivalent Segment that references one Index.
Except for Segments with the Annual Lock with a Buffer Crediting Method, the Segment rate of return on the Segment
Maturity Date is based on a single point in time. It is not affected by the Index Value on any date between the Segment start date and Segment Maturity Date. The Segment rate of return will generally be lower if the Index decreases on or near the Segment Maturity Date.
For Segments with the Annual Lock with a Buffer crediting method, the Segment rate of return is not affected by Index values between Contract Anniversaries. The Segment rate of return may be lower if the Index decreases on or near each
Contract Anniversary.
We May Discontinue or Substitute an Index
We reserve the right to discontinue or substitute an Index at any time if an Index is discontinued, We no longer have the right to use the Index, there is a substantial change in the calculation of an Index, hedging instruments become difficult to acquire or the cost of hedging becomes excessive, or if We determine that Our use of the Index should be discontinued. The substituted Index may not be acceptable to you. You will have no right to reject the substitution. If we substitute an Index before the Segment Maturity Date, you will be unable to transfer your Segment Value in the Segment until the Segment Maturity Date. If you no longer wish to remain invested in that Indexed Account for the remainder of the Segment, your only option will be to surrender the Segment Value in the affected Indexed Account. A surrender may be subject to Surrender Charges, an MVA, taxes, and/or tax penalties.
If We substitute an alternative Index before the Segment Maturity Date, We will calculate the Index rate of return for the
Segment using the original Index up until the substitution date and the new index from the substitution date to the
Segment Maturity Date. See "Discontinuation and Substitution of Indexes and Indexed Accounts" provision for how the
Index rate of return will be calculated when an Index is substituted. The performance of the new Index may not be as good as the one that was substituted, and as a result, the Index rate of return on the Segment Maturity Date may have been better if there had been no substitution.
If no reasonable alternative is available for substitution of such Index, then the daily Segment Value Calculation will no longer occur, and the Segment Value will not change until the next Contract Anniversary (unless a surrender is taken from that Segment), when the Segment will end. In this case, the Segment Maturity Date will be changed to the next
Contract Anniversary; however, the Segment rate of return will not be calculated and applied as described in the “Segment Value on the Segment Maturity Date” provision. We will notify You before the discontinuation. The
Crediting Method will not change during a Segment. You must provide instructions to transfer the Segment Value to any available Indexed Accounts or the Interim Account during the next Transfer Window. If We do not receive transfer instructions from You during the Transfer Window, the Segment Value will be transferred to the Interim Account.
For additional information about Indexes, see “Investment Options - Additional Information about the Indexes”
We May Discontinue an Indexed Account at Maturity
We reserve the right to discontinue an Indexed Account at time of renewal at Our discretion, so there is no guarantee that any Indexed Account or Crediting Method will be available during the entire time that You own Your Contract. If the
Indexed Account is no longer available, the Contract Value in that Segment will need to be transferred to a different
Indexed Account or the Interim Account. We can change the available Indexed Accounts at any time on or after the first
Contract Anniversary; however, We guarantee that the S&P 500 1-year with -10% Buffer Indexed Account will always be available with a Guaranteed Minimum Cap of 2%. In such case, if You invest in this Indexed Account with a -10% Buffer and hold the Segment until the maturity date, You could lose up to 90% of Your investment, including any prior earnings, due to negative Index performance.

See “Investment Options – Discontinuation and Substitution of Indexes and Indexed Accounts” for more information.
Level of Interest Rates, Caps, Contingent Returns, Upside Participation Rates, Annualized
Income Rates and Total Reduction Rates
We can change the interest rates for the Interim Account, and the Caps, Contingent Returns, Upside Participation
Rates, Annualized Income Rates, and Total Reduction Rates for new Segments. Interest rates, Caps, Contingent
Returns, Upside Participation Rates, Annualized Income Rates and Total Reduction Rates are set at Our discretion, subject to contractual minimums and maximums.
You risk the possibility that renewal rates may not be as favorable as Your current rates. Caps, Contingent Returns,
Upside Participation Rates, Annualized Income Rates and any Total Reduction Rates associated with a Crediting Method are guaranteed for a Segment through the Segment Maturity Date; however, they may vary each time a new Segment starts. Interest rates for the Interim Account are guaranteed for one year and may change on each Contract Anniversary.
The rate You receive at issue may be higher or lower if the Contract is not issued within the Rate Lock Period. Indexed
Accounts will each receive the applicable Caps, Contingent Returns, Upside Participation Rates, Annualized Income
Rates and Total Reduction Rates in effect on the application date if the Contract is issued within the Rate Lock Period. If
Your Contract is not issued within the Rate Lock Period, the rates will be based on the Contract Date. You bear the risk that the Caps, Contingent Returns, Upside Participation Rates and Annualized Income Rates may decrease, and Total
Reduction Rates may increase prior to the Contract being issued. The rate lock only applies to the Caps, Contingent
Returns, Upside Participation Rates, Annualized Income Rates and Total Reduction Rates at issue.
For Segments with a duration longer than one year (except for Annual Lock with Buffer Crediting Method), the declared
Cap, Upside Participation Rate, or Contingent Return are for the duration of the Segment and are not applied on an annual basis. The Cap or Contingent Return would be lower if they were applied on an annual basis.
Impact of Partial Surrenders from the Segments
Segment Values prior to maturity will fluctuate daily according to the Segment Value Calculation, and may be lower than what was originally allocated to an Indexed Account, even when the Index has positive returns. See “Liquidity Risk”
and “Risk of Loss – Segment Value Prior to Maturity” for more information.
If You take a partial surrender from a Segment before the Segment Maturity Date, the Investment Base will be reduced proportionally based on the percentage of Segment Value that is withdrawn. In particular, if the Segment Value is lower than the Investment Base at the time of a partial surrender due to the Segment Value Calculation, which would generally be dependent upon the performance of the Index in addition to other factors (See “Valuing Your Investment – Indexed
Account(s) Value” for more information), then the Investment Base is reduced by an amount that is more than the dollar amount withdrawn. Reductions to the Investment Base will negatively impact the Segment Value for the remainder of the
Segment duration, including the amount available on the Segment Maturity Date.
On the Segment Maturity Date, the
Segment Value is calculated first using the Segment rate of return and then any partial surrenders will reduce the
Investment Base for new Segments by the dollar amount withdrawn. This will reduce the amount available for transfer or reallocation into new Segments.
See Appendix C for examples of the Investment Base reduction.
Surrenders will be taken as of the end of the Business Day on which We receive Your request. Your Segment Value will not be known at the time You submit Your request. Surrenders before the Segment Maturity Date will reduce the amount available for future surrenders. Any applicable Surrender Charge and MVA can also result in a loss of principal and any related earnings.
If You take a partial surrender during a Segment or on the Segment Maturity Date, any guaranteed death benefit will be reduced proportionally based on the percentage of Contract Value that is withdrawn. This proportionate reduction may be larger than the dollar amount of the partial surrender.
Annual Lock with Buffer Crediting Method Risk
Available for Contracts with applications signed prior to May 4, 2026
Because of the cumulative impact of the Annual Lock crediting method, if you incur a loss during one Contract Year during an Annual Lock Segment, it will reduce the amount of the Segment rate of return on the Segment Maturity Date.
The Segment rate of return may be negative even if you receive a positive annual lock return for one or more Contract
Years during the Segment. Because the Buffer is applied annually instead of on the Segment Maturity Date, in a continuing down market, you could incur losses in excess of the Buffer percentage. In other words, if your annual lock return is negative for multiple Contract Years during the Segment, the cumulative loss reflected in the Segment rate of return on the Segment Maturity Date may exceed the stated limit of the Buffer for any one Contract Year.
If you take a surrender from an Annual Lock Segment prior to the end of the Term, the amount You receive will be based on the Segment Value on the date of the surrender, and not the gains or losses locked-in for the completed Contract
Years during the Segment.
Locking the Segment Value
If You exercise the elective lock feature or a Segment is automatically locked after setting up an automatic lock target,
Your Segment Value (which otherwise fluctuates daily according to the Segment Value Calculation) will not change for the remainder of the Segment duration unless a surrender is taken from the Segment. Surrenders after an elective or automatic lock are subject to Surrender Charges and MVA, if applicable, as well as taxes and/or tax penalties.
Risks associated with the elective and automatic lock features:
•
The Segment Value that is locked in is determined by Us as outlined in the sections “Valuing Your Investment”
and “Contract Fees, Charges, and Value Adjustments – Segment Value Calculation;”
•
While locking a Segment will prevent You from experiencing any future negative performance, You will no longer benefit from any potential future positive performance for the remainder of the Contract Year, and a Segment rate of return will not be applied on the Segment Maturity Date;
•
You will not avoid any negative performance that has occurred during the Segment prior to locking a Segment and the
Buffer or Trigger will not be applied on the Segment Maturity Date;
•
The elective lock will be applied as of the end of the Business Day on which We receive Your elective lock request.
Your locked in Segment Value will not be known at the time You submit Your request;
•
For Income Choice Segments, Monthly Income will stop for the remainder of the Contract Year if You request an elective lock on the Segment;
•
If You set an automatic lock target that is less than or equal to the segment Return to Date, the automatic lock could happen at the close of business on the same day;
•
For most Segments, if You set an automatic lock target that is close to or exceeds the applicable Cap or Contingent
Return, it is unlikely the Segment will lock before the Segment Maturity Date. However, for Dual Directional
Segments, a Segment Return to Date higher than the Cap is possible when the Index return is negative and the
Buffer level is greater than the Cap. Except for Dual Directional Segments, it is recommended You set an Automatic
Lock Target that is lower than the applicable Cap or Contingent Return.
•
If an automatic lock happens shortly before a Contract Anniversary, the Segment will mature on that Anniversary and
You will have limited time to provide new allocation instructions. If no instructions are received, the Segment Value will renew into a new Segment of the same Indexed Account; and
•
If an automatic or elective lock happens shortly after a Contract Anniversary, the locked value will not change for up to a year. You will not be able to reallocate the money or benefit from any potential future positive performance for the remainder of the Contract Year.
•
There may not be an optimal time to request an automatic or elective lock, and we will not advise you as to whether you should exercise the lock-in features or the optimal time for doing so.
•
A Segment Value lock is irrevocable.
See “Valuing Your Investment – Segment Value Lock” for more information.
Cyber Security
Increasingly, businesses are dependent on the continuity, security, and effective operation of various technology systems. The nature of Our business depends on the continued effective operation of Our systems and those of Our business partners.
This dependence makes Us susceptible to operational and information security risks from cyber-attacks. These risks may include the following:
•
the corruption or destruction of data;
•
theft, misuse or dissemination of data to the public, including Your information We hold; and
•
denial of service attacks on Our website or other forms of attacks on Our systems and the software and hardware We use to run them.
These attacks and their consequences can negatively impact Your Contract, Your privacy, Your ability to conduct transactions under Your Contract, or Your ability to receive timely service from Us.
Cyber security risks also apply to the operation of the Indexes and the calculation of the value of the underlying investments that comprise the Indexes. Such breaches in cyber security could affect the calculation of values under
Your Contract.

Index-Linked Option Market Risk [Line Items]
Index-Linked Option Risk, Maximum Loss Resulting from Negative Index Performance [Percent]		100.00%
Index-Linked Option Risk, Highest Maximum Loss Resulting from Negative Index Performance [Percent]		100.00%
Early Withdrawal Risk [Line Items]
Risk, Maximum Loss Resulting from Negative Contract Adjustment [Percent]		100.00%
Index-Linked Option Risk [Line Items]
Index-Linked Option Risk, Limits Positive Returns [Text Block]
Segment Values prior to maturity will fluctuate daily and may be lower than what was originally allocated to an
Indexed Account, even when the Index has positive returns.
Other than the Segment start date and the Segment
Maturity Date, We determine the Segment Value daily using a formula that does not directly reflect the actual performance of the applicable Index, but rather determines the value of a hypothetical portfolio of instruments that provides the Segment Value at maturity. The result of this calculation is the Segment Value and is used to determine the amount in the Segments available for full and partial surrenders (including RMDs and the Total Surrender Charge Free
Amount, but excluding Income Choice monthly income), death benefits, elective or automatic lock, or annuitization between the Segment start date and the Segment Maturity Date. This amount could be less than if You had held the
Segment until the Segment Maturity Date. Amounts surrendered or otherwise removed from the Segment before the
Segment Maturity Date do not receive the full protection of the Buffer or Trigger. This means that there could be less money available for surrenders, death benefits payments, and Annuity Payments before the Segment Maturity Date.
There is a risk of substantial loss due to the Segment Value Calculation, which could be as much as 100% of the
Investment Base and any prior earnings. Also, the loss could be greater due to Surrender Charges, any Market Value
Adjustment, and any fees. Taxes and/or tax penalties may also apply. If You allocate to an Indexed Account with -100%
Buffer and hold the Segment until the Maturity Date, the Segment will not have a loss. However, the Segment Value
Calculation will apply to transactions that occur during the Segment term and therefore the Segment Value could have a loss before the Segment Maturity Date.
Additionally, immediately after a Segment starts, the Segment Value is reduced to reflect transaction costs for assets that support the features of the Contract and the Segment Value may be less than the amount that was allocated to the
Segment. Transaction costs are the highest right after a Segment starts and if a surrender occurs shortly after a new
Segment begins, there may be insufficient opportunity for other factors (e.g., Index returns) to increase the Segment
Value to offset the transaction costs.
You will not receive the full protection of the Buffer or Trigger prior to Segment maturity because the hypothetical portfolio is constructed to provide the full protection only at Segment maturity, and not earlier.
It is possible that you
would see no protection until Segment maturity and You may lose all or a portion of Your investment if you take a surrender or other transaction before the Segment Maturity Date
.
It is also possible that You would see no protection
from the Trigger at Segment maturity if the Index rate of return is negative and the loss exceeds the Trigger (i.e., the
Segment will incur the full loss). As a Segment moves closer to maturity, the Segment Value would generally reflect a larger portion of the Buffer protection. On the Segment Maturity Date, the Segment Value will receive the full Buffer or
Trigger protection (except if the Index rate of return is negative and exceeds the Trigger, then there is no protection and
You will incur the full negative Index rate of return).

Index-Linked Option Risk, Investor Could Lose Money Despite Limits on Negative Returns [Text Block]
It is possible that you
would see no protection until Segment maturity and You may lose all or a portion of Your investment if you take a surrender or other transaction before the Segment Maturity Date

Index-Linked Option Risk, Impact of Contract Fees [Text Block]
If You take a partial surrender from a Segment before the Segment Maturity Date, the Investment Base will be reduced proportionally based on the percentage of Segment Value that is withdrawn. In particular, if the Segment Value is lower than the Investment Base at the time of a partial surrender due to the Segment Value Calculation, which would generally be dependent upon the performance of the Index in addition to other factors (See “Valuing Your Investment – Indexed
Account(s) Value” for more information), then the Investment Base is reduced by an amount that is more than the dollar amount withdrawn. Reductions to the Investment Base will negatively impact the Segment Value for the remainder of the
Segment duration, including the amount available on the Segment Maturity Date.
On the Segment Maturity Date, the
Segment Value is calculated first using the Segment rate of return and then any partial surrenders will reduce the
Investment Base for new Segments by the dollar amount withdrawn. This will reduce the amount available for transfer or reallocation into new Segments.

Index-Linked Option Reallocation Risk [Text Block]
On the Segment Maturity Date, the
Segment Value is calculated first using the Segment rate of return and then any partial surrenders will reduce the
Investment Base for new Segments by the dollar amount withdrawn. This will reduce the amount available for transfer or reallocation into new Segments.

Index-Linked Option Details [Line Items]
Index-Linked Option Details, Description [Text Block]
Indexed Accounts
You may allocate the purchase payment and Contract Value to the Indexed Accounts, subject to the limits described in the “Transfers” section. The Crediting Method and duration, including the applicable Buffer or Trigger associated with an
Indexed Account, will not change for the duration of the Contract.
You could lose a significant amount of money due to the Segment Value Calculation if amounts are removed from a
Segment before the end of the term.
Indexed Accounts can be added or eliminated and their features can change from one term to the next including upside limits.
A Segment is created each time an amount is allocated to an Indexed Account. Each Segment starts on the Contract
Date or on a Contract Anniversary. There is no minimum amount needed to start a Segment. You may not request a transfer to an open Segment; each allocation to an Indexed Account will open a new Segment.
At the end of each Segment on the Segment Maturity Date, we will calculate the Segment rate of return (which can be positive, negative, or zero) and apply it to the Investment Base (amounts allocated to each Segment adjusted for any withdrawals and rider charges)
.
An investment in an Indexed Account is not an investment in the Index or in any Index fund.
You could lose a significant amount of money if the Index(es) declines in value.
For Contracts with applications signed on or after May 4, 2026, the current categories of Indexed Accounts available under the Contract are:

Category	Durations	Protection Options	Number of Indexed Accounts
Standard	1 year	Buffers: -10%, -15%, -20%, -25% and -100%	15
	3 years	Buffers: -10%, -15%, -25% and -100%	17
	6 years	Buffers: -10%, -15%, -25% and -100%	17
Standard with Annual Fee (Reduction Rate)	1 year	Buffers: -10%, -15%, -20% and -25%	6
	3 years	Buffers: -10%, -15% and -25%	9
	6 years	Buffers: -10%, -15% and -25%	9
Dual Directional	1 year	Buffer: -10%, -15% and -20%	6
	3 years	Buffer: -10%, -15% and -20% and -25%	8
	6 years	Buffer: -10%, -15% and -25%	6
Dual Directional with Annual Fee (Reduction Rate)	1 year	Buffer: -10%, -15% and -20%	3
	3 years	Buffer: -10%, -15% and -20% and -25%	4
	6 years	Buffer: -10%, -15% and -25%	3
Contingent Return	1, 2 and 3 years	Buffers: -10%, -15% and -20%	18
	6 years	Buffer: -10%, -15% and -25%	6
Income Choice	1 year	Buffer: -10% and -20%	4
Indexed Account categories and protection options may not be available in all states. See Appendix A and Appendix B for more information.
For Contracts with applications signed prior to May 4, 2026, the current categories of Indexed Accounts available under the Contract are:

Category	Durations	Protection Options	Number of Indexed Accounts
Standard	1 year	Buffers: -10%, -15%, -20%, -25% and -100%	10
	3 years	Buffers: -10%, -15% and -20%	12
	6 years	Buffers: -10%, -15% and -25%	12
Dual Directional	1 year	Buffer: -10%, -15% and -20%	6
	3 years	Buffer: -10%, -15% and -20% and -25%	8
	6 years	Buffer: -10%, -15% and -25%	6
Annual Lock	3 and 6 years	Buffer: -10%	2
Contingent Return	1, year	Buffers: -10%, -15% and -20% Triggers: - 30%	8
	2, and 3 years	Buffers: -10%, -15% and -20%	12
Income Choice	1 year	Buffer: -10%, -15%, -20% and -25%	8
Annual Fee (Reduction Rate)	6 years	Buffer: -10%, -15% and -25%	9
Annual Fee (Reduction Rate) Plus	1 year	Buffer: -10%	1
	3 years	Buffer: -15%	3
	6 years	Buffer: -10%, -15% and -25%	9
Indexed Account categories and protection options may not be available in all states. See Appendix A and Appendix B for more information.
Information regarding the features of each currently offered Indexed Account, including (i) its name, (ii) its type (e.g., market Index, exchange-traded fund, etc.), or a brief statement describing the assets that the Index seeks to track (e.g.,
U.S. large-cap equities), (iii) its Segment duration, (iv) its crediting method, (v) its limit on Index loss, and (vi) its minimum limit on Index gain, is available in an appendix to this prospectus. See Appendix A – Investment Options
Available Under the Contract.
For current Caps, Contingent Returns, Upside Participation Rates, Annualized Income Rates, and Total Reduction Rates
available for new Contracts, go to
riversource.com/structuredannuityrates
.
Indexed Accounts are comprised of varying Indexes, Caps, Contingent Returns, Annualized Income Rates, protection options (i.e. Buffers or Triggers), Total Reduction Rates, Upside Participation Rates and durations. Consider carefully these features when weighed against Your risk profile and tolerance, investment objectives, analysis of the underlying
Index characteristics and its history and volatility, and expectations of market conditions. Past performance does not guarantee future results.
You may not invest in Indexed Accounts with a duration of 6 years for the entire time that you own the Contract if You elect the 3-year Surrender Charge Schedule.
Index rates of return used in the Segment Value Calculation and to determine the Segment rate of return on the
Segment Maturity Date do not include reinvestment of dividends from underlying companies.
Interest Rates, Caps, Upside Participation Rates, Contingent Returns, Annualized Income Rates, and Total Reduction
Rates are not guaranteed and can be changed by Us for each new Segment, subject to any contractual minimums or maximums, the Renewal Provision in Your Contract and any attached endorsements. The protection option of each currently offered Indexed Account will not change for the life of your Contract, although we may add or discontinue
Indexed Accounts, subject to the provisions below.
Each of the Indexes is a “price return index,” not a “total return” Index, and therefore does not reflect dividends paid on the securities composing Index. Additionally, the iShares U.S. Real Estate ETF deducts underlying fund fees or expenses when calculating performance. This will reduce the Index return and cause the Index to underperform a direct investment in the securities composing the Index.
Discontinuation and Substitution of Indexes and Indexed Accounts

We reserve the right to discontinue or substitute an Index at any time if an Index is discontinued, We no longer have the right to use the Index, there is a substantial change in the calculation of an Index, hedging instruments become difficult to acquire, the cost of hedging becomes excessive, or if We determine that Our use of the Index should be discontinued.
If We substitute an alternative Index, then the Segment value may change to reflect the new Index after the substitution. We will notify You before the substitution.
We may substitute an alternative index if We determine there is a reasonable substitute that is commercially viable. We will attempt to choose an Index that has a similar investment objective and risk profile as compared to the original
Index. If no reasonable alternative is available for substitution of such Index, then the Segment Value will not change according to the daily Segment Value Calculation until the next Contract Anniversary (unless a surrender is taken from that Segment) when the Segment will end.
In this case, the Segment Maturity Date will be changed to the next Contract
Anniversary; however, the Segment rate of return will not be calculated and applied as described in the “Segment Value on the Segment Maturity Date” provision. We will notify You before the discontinuation.
You must provide instructions to
transfer the Segment Value to any available Indexed Accounts or the Interim Account during the next Transfer Window.
If
We do not receive transfer instructions from You, the Segment Value will be transferred to the Interim Account.
If We substitute an Index before the Segment Maturity Date, We will calculate the Index rate of return for the full
Segment using the replaced Index up until the replacement date and the new Index thereafter through the Segment
Maturity Date. This will be accomplished by multiplying 1 plus the Index rate of return prior to the substitution by 1 plus the Index rate of return after the substitution, and then subtracting one. For example, if substitution of an Index for a three year Segment takes place at the end of the first year and the Index rate of return at the end of the first year is 10 percent, and the Index rate of return for the two years after the substitution is 20 percent, we would multiply 1.1 by 1.2 which results in 1.32. After subtracting one, this results in an Index rate of return of 32 percent. We will not change the
Crediting Method, the Buffer or Trigger, applicable to a Segment if We substitute the Index.
We reserve the right to add or discontinue Indexed Accounts at any time at Our discretion. We guarantee that the
S&P 500 1-year with -10% Buffer Indexed Account will always be offered with a Guaranteed Minimum Cap of 2%. There is no guarantee that any other Indexed Account or Crediting Method will be available during the entire time that You own
Your Contract. Any existing Segments with the discontinued Indexed Account will continue until their Segment Maturity
Date. On the Segment Maturity Date, the Segment Value in any discontinued Indexed Accounts will need to be transferred to a different Indexed Account or the Interim Account. If We do not receive transfer instructions from You during the Transfer Window, the Segment Value will be transferred to the Interim Account. Consider Your risk tolerance before You invest.
We will send You written or electronic notification showing the available Indexed Accounts and notifying you of the availability of the Interim Account at least 14 days before the Contract Anniversary if You have Contract Value that can be transferred on that Contract Anniversary. Your requested transfer must be received within the 30-day Transfer
Window. See “Transfers” for additional information.
Additional Information About the Indexes
Currently, the rate of return for each Indexed Account is based on the performance of one or two of the following
Indexes, each covering different asset classes. For additional information about the Indexes, see Appendix F: Index
Disclosures.
S&P 500 Index.
The S&P 500 Index includes 500 leading companies in leading industries of the U.S. economy, capturing 80% coverage of U.S. equities. We use the price return Index and not the total return index. Therefore, the
Index returns do not include dividends from underlying companies paid on the securities of the Index. This will reduce the Index return and cause the Index to underperform a direct investment in the securities composing the Index.
Russell 2000
®
Index.
Russell 2000
®
Index measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000
®
Index is a subset of the Russell 3000
®
Index representing approximately 10% of the total
market capitalization of that index. It includes approximately 2,000 of the smallest securities based on a combination of their market cap and current Index membership. We use the price return Index and not the total return index. Therefore, the Index returns do not include dividends from underlying companies paid on the securities of the Index. This will reduce the Index return and cause the Index to underperform a direct investment in the securities composing the Index.
MSCI EAFE Index.
The MSCI EAFE Index is an equity index which captures large and mid-cap representation across 21
Developed Markets countries around the world, excluding the US and Canada. With 923 constituents, the Index covers approximately 85% of the free float-adjusted market capitalization in each country. Developed Markets countries in the
MSCI EAFE Index as of the date of this prospectus include: Australia, Austria, Belgium, Denmark, Finland, France,
Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Nor way, Portugal, Singapore, Spain,
Sweden, Switzerland and the UK. We use the price return Index and not the total return index. Therefore, the Index returns do not include dividends from underlying companies paid on the securities of the Index. This will reduce the
Index return and cause the Index to underperform a direct investment in the securities composing the Index.
MSCI Emerging Markets Index.
The MSCI Emerging Markets Index captures large and mid-cap representation across
26 Emerging Markets (EM) countries. With 1,194 constituents, the Index covers approximately 85% of the free float-adjusted market capitalization in each country. EM countries as of the date of this prospectus include: Argentina,
Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Malaysia, Mexico,
Pakistan, Peru, Philippines, Poland, Qatar, Russia, Saudi Arabia, South Africa, Taiwan, Thailand, Turkey and United Arab
Emirates. We use the price return Index and not the total return index. Therefore, the Index returns do not include dividends from underlying companies paid on the securities of the Index. This will reduce the Index return and cause the
Index to underperform a direct investment in the securities composing the Index.
NASDAQ-100 Index.
The Nasdaq-100 Index includes 100 of the largest domestic and international non-financial companies listed on The Nasdaq Stock Market based on market capitalization. The Index reflects companies across major industry groups including computer hardware and software, telecommunications, retail/wholesale trade and biotechnology. It does not contain securities of financial companies including investment companies. We use the price return Index and not the total return index. Therefore, the Index returns do not include dividends from underlying companies paid on the securities of the Index. This will reduce the Index return and cause the Index to underperform a direct investment in the securities composing the Index.
iShares
®
U.S. Real Estate ETF.
The iShares U.S. Real Estate ETF seeks to track the investment results of an index composed of U.S. equities in the real estate sector. It uses a representative sampling indexing strategy (a strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to that of an applicable underlying index) to manage the Fund. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of an applicable underlying index. The Fund may or may not hold all of the securities in the underlying Index. The iShares U.S. Real Estate ETF performance is based on the NAV of the ETF, not the total return. Therefore, the returns do not include dividends or other distributions declared by the Fund on the securities of the Fund. Additionally, the Fund deducts underlying fund fees or expenses when calculating performance. This will reduce the return and cause the Fund to underperform a direct investment in the securities composing the Fund or underlying index.
Historical Index Returns

The bar charts shown below provide each Index
’s annual returns for the last 10 calendar years as well as the Index returns after applying a hypothetical 5% Cap and a hypothetical -10% Buffer. The charts illustrate the variability of the returns from year to year and show how hypothetical limits on Index gains and losses may affect these returns. Past performance is not necessarily an indication of future performance.
The performance below is NOT the performance of any Indexed Account or Segment. Your performance under the
Contract will differ, perhaps significantly. The performance below may reflect a different return calculation, time period, and limit on Index gains and losses than the Indexed Accounts, and does not reflect Contract fees and charges, including Surrender Charges, which reduce performance.
S&P 500 Index*

*
The Index is a price return index, not a total return index, and therefore does not reflect the dividends paid on the assets composing the Index, which will reduce the Index return and cause the Index to underperform a direct investment in the securities composing the Index.
Russell 2000
®
Index*

*
The Index is a price return index, not a total return index, and therefore does not reflect the dividends paid on the assets composing the Index, which will reduce the Index return and cause the Index to underperform a direct investment in the securities composing the Index.
MSCI EAFE Index*

*
The Index is a price return index, not a total return index, and therefore does not reflect the dividends paid on the assets composing the Index, which will reduce the Index return and cause the Index to underperform a direct investment in the securities composing the Index.
MSCI Emerging Markets Index*

*
The Index is a price return index, not a total return index, and therefore does not reflect the dividends paid on the assets composing the Index, which will reduce the Index return and cause the Index to underperform a direct investment in the securities composing the Index.
NASDAQ-100 Index*

*
The Index is a price return index, not a total return index, and therefore does not reflect the dividends paid on the assets composing the Index, which will reduce the Index return and cause the Index to underperform a direct investment in the securities composing the Index.
iShares
®
U.S. Real Estate ETF*

*
The ETF performance is based on the NAV of the ETF, not the total return, and therefore, does not reflect the dividends paid on the assets composing ETF. Additionally, the Fund deducts underlying fund fees or expenses when calculating the return. This will reduce the ETF return and cause the Fund to underperform a direct investment in the securities composing the Fund or underlying index.
Lesser of S&P 500 and Russell 2000 Indexes

For certain Indexed Accounts, We will calculate the Index rate of return for the S&P 500 and Russell 2000 Indexes and use the lesser of those Index returns to determine the Segment rate of return.
Interim Account
You may allocate Contract Value to the Interim Account after the MVA Period or after a spousal continuation, subject to the limits in the “Transfer” provision. The Interim Account is also used to hold amounts for the optional automated transfer program, and, if elected by You, transfers of the Monthly Income amount if You are invested in Income Choice
Indexed Accounts. Amounts applied to the Interim Account earn a declared rate of interest subject to the guaranteed minimum interest rate. Interest rates are guaranteed for one year and may change on each Contract Anniversary.
See “Appendix A for the historical and current guaranteed minimum interest rate.
We credit interest to the Interim Account daily. All interest rates We quote are effective annual interest rates, which refers to the rate that results after interest has been credited and compounded daily for a full year. The guaranteed minimum interest may vary each calendar year and is not less than the rate required by state law. Your guaranteed minimum interest rate is stated in Your Contract. Interest will begin to accrue on the date any Contract Value is transferred or added to the Interim Account.
The interests of the Interim Account are not registered under the Securities Act of 1933, and the Interim Account is not
registered as an investment company under the Investment Company Act of 1940. Interim Account disclosures are subject to certain generally-applicable provisions of the federal securities laws regarding the accuracy and completeness of disclosures.
Transfers
Contract Value may be transferred from the Interim Account on each Contract Anniversary. You may request that
Contract Value be transferred to the Interim Account (if available) on each Contract Anniversary after the MVA Period or after a spousal continuation. Only Contract Value in maturing Segments may be transferred to the Interim Account. You may request a transfer once each Contract Year during the 30-day Transfer Window that ends on the Contract
Anniversary. The Transfers requested during the Transfer Window will be effective as of the Contract Anniversary. If no transfer instructions are received and You have not elected automatic rebalancing, any Contract Value in the Interim
Account will remain in the Interim Account for another Contract Year. In addition, if you have elected the automated transfer program, Contingent Return earnings from 1-year Segments will be transferred into the Interim Account on each
Contract Anniversary while the program is active. See “Transfers” for more information.
At least 14 days before each Contract Anniversary, if You have Contract Value that can be transferred on that Contract
Anniversary, We will send You a written or electronic notice of the available Indexed Accounts and notifying you of the availability of the Interim Account. The notice will include information about the renewal interest rate for the Interim
Account and the renewal Caps, Contingent Returns, Upside Participation Rates, Annualized Income Rates and Annual
Fees (Reduction Rates) declared for the next Segments.

Index-Linked Option Details, Options Currently Offered [Line Items]
Index-Linked Option Details, Credits are Based in Part on Index Performance [Text Block]
At the end of each Segment on the Segment Maturity Date, we will calculate the Segment rate of return (which can be positive, negative, or zero) and apply it to the Investment Base (amounts allocated to each Segment adjusted for any withdrawals and rider charges)

Index-Linked Option Details, Investor Not Invested in Index or Securities [Text Block]		An investment in an Indexed Account is not an investment in the Index or in any Index fund.
Index-Linked Option Details, Investor Could Lose Money if Index Declines [Text Block]		You could lose a significant amount of money if the Index(es) declines in value.
Index-Linked Option Details, Investor Could Lose Money Due to Contract Adjustments if Amounts are Removed [Text Block]		You could lose a significant amount of money due to the Segment Value Calculation if amounts are removed from a Segment before the end of the term.
Index-Linked Option Details, Changes Possible [Text Block]
Interest Rates, Caps, Upside Participation Rates, Contingent Returns, Annualized Income Rates, and Total Reduction
Rates are not guaranteed and can be changed by Us for each new Segment, subject to any contractual minimums or maximums, the Renewal Provision in Your Contract and any attached endorsements. The protection option of each currently offered Indexed Account will not change for the life of your Contract, although we may add or discontinue
Indexed Accounts, subject to the provisions below.

Index-Linked Option Details, Features [Text Block]
Information regarding the features of each currently offered Indexed Account, including (i) its name, (ii) its type (e.g., market Index, exchange-traded fund, etc.), or a brief statement describing the assets that the Index seeks to track (e.g.,
U.S. large-cap equities), (iii) its Segment duration, (iv) its crediting method, (v) its limit on Index loss, and (vi) its minimum limit on Index gain, is available in an appendix to this prospectus. See Appendix A – Investment Options
Available Under the Contract.

Index-Linked Option Details, Crediting Methodology [Line Items]
Index-Linked Option Details, Crediting Methodology [Text Block]
Crediting Methods
The Crediting Method of an Indexed Account determines the Segment rate of return calculation, as described below. At certain times, We may not offer Indexed Accounts that use all Crediting Methods. On a Contract Anniversary, any
Contract Value in the Interim Account, or a Segment that is maturing (excluding any amounts transferred to the Interim
Account for the automated transfer program) can be allocated to any available Indexed Accounts with their applicable
Crediting Methods.. At least 14 days before each Contract Anniversary, We will notify You of the available Indexed
Accounts, the renewal rates, and the availability of the Interim Account.
For available Indexed Accounts, see Appendix A – Investment Options Available Under the Contract.
We may limit the positive Index rate of return used in calculating the Segment rate of return on the Segment Maturity
Date using the applicable Cap, Contingent Return, Annualized Income Rate, and/or Total Reduction Rates. For current
Caps, Contingent Returns, Upside Participation Rates, Annualized Income Rates, and Total Reduction Rates available for new Contracts, go to
riversource.com/structuredannuityrates
. We determine these rates based on various factors
including, but not limited to, the interest rate environment, returns earned on investments backing these annuities, product design, competition, Our revenues and expenses, and cost of hedging. Caps, Contingent Returns, Upside
Participation Rates, Annualized Income Rates and any Total Reduction Rates are set on the Segment start date and are guaranteed through the Segment Maturity Date.
The Crediting Methods We offer may include the elements listed below.
Annualized Income Rate.
A declared annualized percentage that is used to determine the Monthly Income for the
Income Choice crediting method. Income Choice Indexed Accounts provide Monthly Income during the Segment in lieu of earning any positive Segment rate of return on the Segment Maturity Date, so if the Index rate of return for an Income
Choice Segment is zero or positive, the Segment rate of return on the Segment Maturity Date will be equal to zero. The
Annualized Income Rate is multiplied by the Investment Base and divided by 12 to determine the Monthly Income. For example, if the Index rate of return for a 1-year Segment is 15%, the Annualized Income Rate is 6%, and the Investment
Base is $25,000, the Monthly Income during the Segment will be $125.00 (the Annualized Income Rate multiplied by the Investment Base, divided by 12) during the Segment, and the Segment rate of return will be 0% on the Segment
Maturity Date, The Annualized Income Rate will never be less than the Guaranteed Minimum Annualized Income Rate.
The Guaranteed Minimum Annualized Income Rate for any currently offered Indexed Account is 1%.
Initial and
Guaranteed Minimum Annualized Income Rates applicable to You are shown in Your Contract.
Cap.
The Cap is the declared maximum Segment rate of return for a Segment when the Index rate of return is positive for certain Crediting Methods. For example, if the Index rate of return is 15%, and the Cap is 10%, the Segment rate of return will be 10% (the Index rate of return up to and including the Cap) on the Segment Maturity Date. In the same example, if the Index rate of return is 8%, the Segment rate of return will be 8%. For Indexed Accounts with an Annual
Fee (Reduction Rate), the Total Reduction Rate will reduce the Segment rate of return after the Cap is applied. For
Segments with a duration longer than one year, the Cap is for the duration of the Segment and is not applied annually
(except for Annual Lock Segments). The Cap would be lower if it was measured on an annual basis. For Annual Lock
Segments, the Cap is the maximum positive annual lock rate of return for each Contract Year.
The Cap will never be less than the Guaranteed Minimum Cap.
The Guaranteed Minimum Cap for any currently offered
Indexed Account with a -100% Buffer is
2
% for 1-year terms,
3
% for 3-year terms, and
4
% for 6-year terms. The
Guaranteed Minimum Cap for any other currently offered Indexed Account is
2
% for 1-year terms and all Annual Lock
options,
6
% for 3-year terms, and
8
% for 6-year terms.
Certain Segments may have no declared Cap so there is not a
limit on the rate of return for those Segments. Initial and Guaranteed Minimum Caps applicable to You are shown in
Your Contract.
Contingent Return.
A declared rate of return for certain Crediting Methods. You will earn a predetermined rate (the
Contingent Return) if the Index rate of return is zero or positive or is a loss that does not exceed the Buffer or Trigger percentage. For example, if the Index rate of return is 15%, the Contingent Return is 8%, and the Buffer percentage is
-10%, the Segment rate of return will be 8% (the Contingent Return) on the Segment Maturity Date. Similarly, in the
same example, if the Index rate of return is -9% (negative but doesn’t exceed the Buffer percentage), the Segment rate of return will be 8% (the Contingent Return) on the Segment Maturity Date. For Segments with a duration longer than one year, the Contingent Return is for the duration of the Segment and is not applied annually. The Contingent Return will never be less than the Guaranteed Minimum Contingent Return.
The Guaranteed Minimum Contingent Return for
any currently offered Indexed Account is 1% for 1-year terms, 2% for 2-year terms, 3% for 3-year terms, and 6% for
6-year terms.
Initial and Minimum Contingent Returns applicable to You are shown in Your Contract.
Monthly Anniversary.
The same Day of each month following the Segment start date. If the Day does not exist in any month, We will consider the last calendar Day of that month as the Monthly Anniversary.
Monthly Income.
The amount payable each month as a partial surrender for a Segment with an Income Choice Crediting
Method.
Multiple Indexes.
If the Segment references multiple Indexes (i.e. S&P 500 and Russell 2000), We will calculate the
Index rate of return for each Index and use the lesser of those Index returns to determine the Segment rate of return.
For example, if the S&P rate of return is -5% and the Russell 2000 rate of return is -7%, then -7% will be used to determine the Segment rate of return. You may find these options beneficial to You since the Cap, Contingent Return,
Annualized Income Rate, or Upside Participation Rate will be generally higher for Segments that reference two Indexes compared to the equivalent Segment that references one Index. However, there is also a higher likelihood that the
Segment that references two Indexes will have a loss that exceeds the Buffer or Trigger since the Segment uses the lowest Index rate of return for two Indexes.
Total Reduction Rate.
A percentage (based on the Annual Fee (Reduction Rate) and the duration of the Indexed Account as defined in Your Contract) that applies to certain Indexed Accounts. It reduces the Index rate of return on the Segment
Maturity Date after the Cap, Upside Participation Rate or Buffer is applied to determine the Segment rate of return. The
Total Reduction Rate will reduce any positive or zero Segment rate of return, and any negative Segment rate of return will be more negative. For example, if the Index rate of return for a 3-year Segment is -16%, the Buffer is -15%, and the
Total Reduction Rate is 3%, the Segment rate of return will be -4% (the amount of the negative Index rate of return that exceeds the Buffer percentage, minus the Total Reduction Rate) on the Segment Maturity Date. In addition, if the Index rate of return is -5%, the Buffer is -10%, and the Total Reduction Rate is 3%, the Segment rate of return will be -3% (the
Buffer eliminates the negative Index performance and then the Total Reduction Rate is applied), except for Dual
Directional indexed accounts, where the Segment rate of return will be 2% (the absolute value of the negative Index performance and then the Total Reduction Rate is applied).
For any currently offered Indexed Accounts with an Annual
Fee (Reduction Rate), the guaranteed maximum Total Reduction Rate over the life of the segment is 5% for 1-year terms, 15% for 3-year terms, and 30% for 6-year terms.
Prior to the Segment Maturity Date, a portion of the Total Reduction Rate is reflected in the Segment Value based on the portion of the Segment that has elapsed.
Upside Participation Rate.
The Upside Participation Rate is a declared percentage that is multiplied by the positive
Index rate of return, limited by the Cap (if applicable) to determine the Segment rate of return for certain Crediting
Methods. It applies only to positive Index performance. Any Upside Participation Rate above 100% will increase the
Segment rate of return (unless already limited by a Cap, if applicable). An Upside Participation Rate of 100% will neither increase nor decrease the Segment rate of return. For example, if the Index rate of return is 15%, and the Upside
Participation Rate is 120%, the Segment rate of return will be 18% (1.2 X 15) on the Segment Maturity Date. For
Indexed Accounts with an Annual Fee (Reduction Rate), the Total Reduction Rate will reduce the Segment rate of return after the Upside Participation rate and any Cap is applied. For Segments with a duration longer than one year, the
Upside Participation Rate is for the duration of the Segment and is not applied annually. The Upside Participation Rate for the currently offered Indexed Accounts will be 100% or greater. Initial and guaranteed minimum Upside Participation
Rates applicable to You are shown in Your Contract.
Appendix C: Examples
–
Investment Base Adjustment and
Segment Value Change due to Partial Surrender
The following examples illustrate how the Investment Base and Segment Value are impacted by partial surrenders. Two examples are shown: one where the Segment has a loss at the time of the partial surrenders and another where the
Segment has a gain at the time of the partial surrenders.
For each Segment, the Segment Value is reduced by the dollar amount of the partial surrender and the Investment Base will be reduced proportionally based on the percentage of Segment Value that is withdrawn. If at the time of the partial surrender the Segment Value is less than the Investment Base, the Investment Base will be reduced by an amount greater than the dollar amount of the partial surrender. If at the time of surrender the Segment Value is greater than the
Investment Base, the Investment Base will be reduced by an amount less than the dollar amount of the partial surrender. The reduced Investment Base will impact all future daily Segment Values including the Segment Value on the
Segment Maturity Date.
The examples assume You allocate to a Standard Indexed Account, but the basic calculations are the same for all
Indexed Account types.
All partial surrenders are assumed to include any applicable Surrender Charges and market value adjustments.
Segment with Loss at time of Partial Surrenders

1. Investment Base prior to the Surrender	$ 100,000.00
2. Proxy Value	80.00%
3. Segment Value prior to the Surrender ($100,000 × 80%)	$ 80,000.00

4. Amount of Partial Surrender	$ 20,000.00
5. The Investment Base is reduced by 25%, the same proportion as the Segment Value that is withdrawn ($20,000/$80,000 × $100,000)	$ 25,000.00
6. Investment Base after the Surrender ($100,000 – $25,000)	$ 75,000.00
7. The Segment Value after the Surrender equals the new Investment Base multiplied by the Proxy Value ($75,000 × 80%). Note that this resulting value equals the Segment Value prior to the Surrender less the Amount of the Partial Surrender ($80,000 – $20,000).	$ 60,000.00
Assume a second partial surrender is taken before the Segment Maturity Date:

8. Investment Base prior to the Surrender	$ 75,000.00
9. Proxy Value	70.00%
10. Segment Value prior to the Surrender ($75,000 × 70%)	$ 52,500.00

11. Amount of Partial Surrender	$ 5,250.00
12. The Investment Base is reduced by 10%, the same proportion as the Segment Value that is withdrawn ($5,250/$52,500 × $75,000)	$ 7,500.00
13. Investment Base after the Surrender ($75,000 – $7,500)	$ 67,500.00
14. The Segment Value after the Surrender equals the new Investment Base multiplied by the Proxy Value ($67,500 × 70%). Note that this resulting value equals the Segment Value prior to the Surrender less the Amount of the Partial Surrender ($52,500 – $5,250).	$ 47,250.00
Assuming no additional surrenders are taken:
•
On all future dates prior to the Segment Maturity Date, the Segment Value will equal the new Investment Base multiplied by the proxy value that is calculated on that date.
•
On the Segment Maturity Date, the Segment Value will equal the new Investment Base multiplied by (1 + Segment rate of return).

15. Segment Rate of Return at Maturity	0.00%
16. The Segment Value at Maturity equals the new Investment Base multiplied by (1 + Segment Rate of Return) ($67,500 × (1 + 0%))	$ 67,500.00
Segment with Gain at time of Partial Surrender

1. Investment Base prior to the Surrender	$ 100,000.00
2. the Proxy Value	105.00%
3. Segment Value prior to the Surrender ($100,000 × 105%)	$ 105,000.00

4. Amount of Partial Surrender	$ 10,500.00
5. The Investment Base is reduced by 10%, the same proportion as the Segment Value that is withdrawn ($10,500/$105,000 × $100,000)	$ 10,000.00
6. Investment Base after the Surrender ($100,000 – $10,000)	$ 90,000.00
7. The Segment Value after the Surrender equals the new Investment Base multiplied by the Proxy Value ($90,000 × 105%). Note that this resulting value equals the Segment Value prior to the Surrender less the Amount of the Partial Surrender ($105,000 – $10,500).	$ 94,500.00
Assume a second partial surrender is taken before the Segment Maturity Date:

8. Investment Base prior to the Surrender	$ 90,000.00
9. the Proxy Value	110.00%
10. Segment Value prior to the Surrender ($90,000 × 110%)	$ 99,000.00

11. Amount of Partial Surrender	$ 19,800.00
12. The Investment Base is reduced by 20%, the same proportion as the Segment Value that is withdrawn ($19,800/$99,000 × $90,000)	$ 18,000.00
13. Investment Base after the Surrender ($90,000 – $18,000)	$ 72,000.00
14. The Segment Value after the Surrender equals the new Investment Base multiplied by the lesser of the Proxy Value ($72,000 × 110%). Note that this resulting value equals the Segment Value prior to the Surrender less the Amount of the Partial Surrender ($99,000 – $19,800).	$ 79,200.00
Assuming no additional surrenders are taken:
•
On all future dates prior to the Segment Maturity Date, the Segment Value will equal the new Investment Base multiplied by the proxy value that is calculated on that date.
•
On the Segment Maturity Date, the Segment Value will equal the new Investment Base multiplied by (1 + Segment rate of return).

15. Segment Rate of Return at Maturity	0.00%
16. The Segment Value at Maturity equals the new Investment Base multiplied by (1 + Segment Rate of Return) ($72,000 × (1 + 0%))	$ 72,000.00
Appendix D: Example – Surrender Charges
The amount that represents the purchase payment surrendered is calculated using a prorated formula based on the percentage of Your Contract Value being surrendered. As a result, the amount that represents the purchase payment surrendered may be greater than Your Contract Value surrendered. We determine the amount that represents the purchase payment surrendered (PPS), the purchase payment not subject to a Surrender Charge (PPF), and the purchase payment which could be subject to a Surrender Charge (PPSC) by the following formula:

PPS	=	PPSC + PPF
PPSC	=	(PS – FA) / (CV – FA) × (PP – PPF), but not less than zero
PPF	=	FA - "Contract earnings", but not less than zero
PP	=	the purchase payment not previously surrendered (purchase payment – PPS)
PS	=	Amount the Contract Value is reduced by the surrender
FA	=	the “Total Surrender Charge Free Amount”
CV	=	Contract Value prior to the surrender
When determining the Surrender Charge, Contract earnings are defined as the Contract Value, less the purchase payment not previously surrendered.
The examples below show how the Surrender Charge for a full and partial surrender is calculated. Each example illustrates the amount of the Surrender Charge for both a Contract that experiences gains and a Contract that experiences losses, given the same set of assumptions.
Full Surrender Charge calculation
This is an example of how We calculate the Surrender Charge on a Contract with the following history:
Assumptions:
•
We receive a $100,000 purchase payment;
•
During the third Contract Year You surrender the Contract for its total value. The Surrender Charge percentage in the third Contract year is 8.00%; and
•
You have made no prior surrenders.
We will look at two situations, one where the Contract has a gain and another where there is a loss:

		Contract with Gain	Contract with Loss
	Contract Value just prior to surrender:	$ 120,000.00	$ 80,000.00
	Contract Value on prior anniversary:	$ 114,000.00	$ 84,000.00
We calculate the Surrender Charge as follows:
Step 1.	First, We determine the amount of earnings available in the Contract at the time of surrender as:
	Contract Value just prior to surrender (CV):	$ 120,000.00	$ 80,000.00
	Less the purchase payment received and not previously surrendered (PP):	$ 100,000.00	$ 100,000.00
	Earnings in the Contract (but not less than zero):	$ 20,000.00	$ 0.00
Step 2.	Next, We determine the Total Surrender Charge Free Amount (FA) available in the Contract as the greatest of the following values:
	Earnings in the Contract:	$ 20,000.00	$ 0.00
	10% of the prior anniversary’s Contract Value:	$ 11,400.00	$ 8,400.00
	FA (but not less than zero):	$ 20,000.00	$ 8,400.00
Step 3.	Next We determine PPF, the amount by which the Total Surrender Charge Free Amount (FA) exceeds earnings.
	Total Surrender Charge Free Amount (FA):	$ 20,000.00	$ 8,400.00
	Less earnings in the Contract:	$ 20,000.00	$ 0.00
	PPF (but not less than zero):	$ 0.00	$ 8,400.00
Step 4.	Next We determine PS, the amount by which the Contract Value is reduced by the surrender.
	PS:	$ 120,000.00	$ 80,000.00
Step 5.	Now We can determine how much of the PP is being surrendered (PPS) as follows:
			Contract with Gain	Contract with Loss
	PPS	= PPF + PPSC
= PPF + (PS − FA) / (CV − FA) * (PP − PPF)
		PPF from Step 3 =	$ 0.00	$ 8,400.00
		PS from Step 4 =	$ 120,000.00	$ 80,000.00
		CV from Step 1 =	$ 120,000.00	$ 80,000.00
		FA from Step 2 =	$ 20,000.00	$ 8,400.00
		PP from Step 1 =	$ 100,000.00	$ 100,000.00
		PPS =	$ 100,000.00	$ 100,000.00
Step 6.		We then calculate the Surrender Charge as a percentage of PPS. Note that for a Contract with a loss, PPS may be greater than the amount You request to surrender:
		PPS:	$ 100,000.00	$ 100,000.00
		less PPF:	$ 0.00	$ 8,400.00
		PPSC = amount of PPS subject to a Surrender Charge:	$ 100,000.00	$ 91,600.00
		multiplied by the Surrender Charge rate:	X8.0%	X8.0%
		Surrender Charge:	$ 8,000.00	$ 7,328.00
Step 7.		The dollar amount You will receive as a result of Your full surrender is determined as:
		Contract Value surrendered:	$ 120,000.00	$ 80,000.00
		MVA amount due to the surrender:	3,000 +$	3,000 +$
		Surrender Charge:	($ 8,000.00)	($ 7,328.00)
		Net full surrender proceeds:	$ 115,000.00	$ 75,672.00

Partial Surrender Charge calculation:
This is an example of how We calculate the Surrender Charge on a Contract with the following history:
Assumptions:
•
We receive a single $100,000 purchase payment;
•
During the third Contract Year You request a net partial surrender of $30,000.00. The Surrender Charge percentage in the third Contract Year is 8.0%; and
•
You have made no prior surrenders.
We will look at two situations, one where the Contract has a gain and another where there is a loss:

		Contract with Gain	Contract with Loss
Contract Value just prior to partial surrender:		$ 120,000.00	$ 80,000.00
Contract Value on prior anniversary:		$ 114,000.00	$ 84,000.00
Iterative Process: We determine the amount of Contract Value that must be surrendered in order for the net partial surrender proceeds to match the amount requested. We start with an estimate of the amount of Contract Value to surrender (i.e. amount You request) and calculate the resulting Surrender Charge, Market Value Adjustment and net partial surrender proceeds as illustrated below. We then adjust our estimate (i.e. next estimate is equal to the previous estimate plus the difference between the requested amount and the net partial surrender that was calculated). We then repeat this process until We determine the amount of Contract Value to surrender that generates the desired net partial surrender proceeds.

We calculate the Surrender Charge for each estimate as follows:
Step 1.	First, We determine the amount of earnings available in the Contract at the time of surrender as:
	Contract Value just prior to partial surrender (CV):	$ 120,000.00	$ 80,000.00
	Less purchase payment received and not previously surrendered (PP):	$ 100,000.00	$ 100,000.00
	Earnings in the Contract (but not less than zero):	$ 20,000.00	$ 0.00
Step 2.	Next, We determine the Total Surrender Charge Free Amount (FA) available in the Contract as the greatest of the following values:
			Contract with Gain	Contract with Loss
		Earnings in the Contract:	$ 20,000.00	$ 0.00
		10% of the prior anniversary’s Contract Value:	$ 11,400.00	$ 8,400.00
		FA (but not less than zero):	$ 20,000.00	$ 8,400.00
Step 3.		Next We determine PPF, the amount by which the Total Surrender Charge Free Amount (FA) exceeds earnings
		Total Surrender Charge Free Amount (FA):	$ 20,000.00	$ 8,400.00
		Less earnings in the Contract:	$ 20,000.00	$ 0.00
		PPF (but not less than zero):	$ 0.00	$ 8,400.00
Step 4.		Next We determine PS, the amount by which the Contract Value is reduced by the surrender
		PS (determined by iterative process described above):	$ 32,272.73	$ 33,976.76
Step 5.		Now We can determine how much of the PP is being surrendered (PPS) as follows:
	PPS	= PPF + PPSC
= PPF + (PS − FA) / (CV − FA) * (PP − PPF)
		PPF from Step 3 =	$ 0.00	$ 8,400.00
		PS from Step 4 =	$ 32,272.73	$ 33,976.76
		CV from Step 1 =	$ 120,000.00	$ 80,000.00
		FA from Step 2 =	$ 20,000.00	$ 8,400.00
		PP from Step 1 =	$ 100,000.00	$ 100,000.00
		PPS =	$ 12,272.73	$ 41,121.10
Step 6.		We then calculate the Surrender Charge as a percentage of PPS. Note that for a Contract with a loss, PPS may be greater than the amount You request to surrender:
		PPS:	$ 12,272.73	$ 41,121.10
		less PPF:	$ 0.00	$ 8,400.00
		PPSC = amount of PPS subject to a Surrender Charge:	$ 12,272.73	$ 32,721.10
		multiplied by the Surrender Charge rate:	X8.0%	X8.0%
		Surrender Charge:	$ 981.82	$ 2,617.69
Step 7.		The dollar amount You will receive as a result of Your partial surrender is determined as:
		Contract Value surrendered:	$ 32,272.73	$ 33,976.76
		MVA amount due to the surrender:	($ 1,290.91)	($ 1,359.07)
		Surrender Charge:	($ 981.82)	($ 2,617.69)
		Net partial surrender proceeds:	$ 30,000.00	$ 30,000.00

Index-Linked Option Details, Indexes [Line Items]
Index-Linked Option Details, Index Investment Types [Text Block]
For Contracts with applications signed on or after May 4, 2026, the current categories of Indexed Accounts available under the Contract are:

Category	Durations	Protection Options	Number of Indexed Accounts
Standard	1 year	Buffers: -10%, -15%, -20%, -25% and -100%	15
	3 years	Buffers: -10%, -15%, -25% and -100%	17
	6 years	Buffers: -10%, -15%, -25% and -100%	17
Standard with Annual Fee (Reduction Rate)	1 year	Buffers: -10%, -15%, -20% and -25%	6
	3 years	Buffers: -10%, -15% and -25%	9
	6 years	Buffers: -10%, -15% and -25%	9
Dual Directional	1 year	Buffer: -10%, -15% and -20%	6
	3 years	Buffer: -10%, -15% and -20% and -25%	8
	6 years	Buffer: -10%, -15% and -25%	6
Dual Directional with Annual Fee (Reduction Rate)	1 year	Buffer: -10%, -15% and -20%	3
	3 years	Buffer: -10%, -15% and -20% and -25%	4
	6 years	Buffer: -10%, -15% and -25%	3
Contingent Return	1, 2 and 3 years	Buffers: -10%, -15% and -20%	18
	6 years	Buffer: -10%, -15% and -25%	6
Income Choice	1 year	Buffer: -10% and -20%	4
Indexed Account categories and protection options may not be available in all states. See Appendix A and Appendix B for more information.
For Contracts with applications signed prior to May 4, 2026, the current categories of Indexed Accounts available under the Contract are:

Category	Durations	Protection Options	Number of Indexed Accounts
Standard	1 year	Buffers: -10%, -15%, -20%, -25% and -100%	10
	3 years	Buffers: -10%, -15% and -20%	12
	6 years	Buffers: -10%, -15% and -25%	12
Dual Directional	1 year	Buffer: -10%, -15% and -20%	6
	3 years	Buffer: -10%, -15% and -20% and -25%	8
	6 years	Buffer: -10%, -15% and -25%	6
Annual Lock	3 and 6 years	Buffer: -10%	2
Contingent Return	1, year	Buffers: -10%, -15% and -20% Triggers: - 30%	8
	2, and 3 years	Buffers: -10%, -15% and -20%	12
Income Choice	1 year	Buffer: -10%, -15%, -20% and -25%	8
Annual Fee (Reduction Rate)	6 years	Buffer: -10%, -15% and -25%	9
Annual Fee (Reduction Rate) Plus	1 year	Buffer: -10%	1
	3 years	Buffer: -15%	3
	6 years	Buffer: -10%, -15% and -25%	9
Indexed Account categories and protection options may not be available in all states. See Appendix A and Appendix B for more information.

Index-Linked Option Details, Index Substitution Circumstances [Text Block]
We reserve the right to discontinue or substitute an Index at any time if an Index is discontinued, We no longer have the right to use the Index, there is a substantial change in the calculation of an Index, hedging instruments become difficult to acquire, the cost of hedging becomes excessive, or if We determine that Our use of the Index should be discontinued.

Index-Linked Option Details, Index Substitution Selection [Text Block]
We may substitute an alternative index if We determine there is a reasonable substitute that is commercially viable. We will attempt to choose an Index that has a similar investment objective and risk profile as compared to the original
Index. If no reasonable alternative is available for substitution of such Index, then the Segment Value will not change according to the daily Segment Value Calculation until the next Contract Anniversary (unless a surrender is taken from that Segment) when the Segment will end.

Index-Linked Option Details, Maturity [Line Items]
Index-Linked Option Details, Investor Reallocation [Text Block]		You must provide instructions to transfer the Segment Value to any available Indexed Accounts or the Interim Account during the next Transfer Window.
Index-Linked Option Details, Default Reallocation [Text Block]		If We do not receive transfer instructions from You, the Segment Value will be transferred to the Interim Account.
Item 7. Charges and Adjustments [Line Items]
Contract Adjustment [Table Text Block]
Contract Fees, Charges and Value Adjustments
Surrender Charge
Partial and full surrenders (including Income Choice monthly income) may be subject to Surrender Charges and income taxes (including an IRS penalty that may apply if You surrender prior to reaching age 59½) and may have other tax consequences. The amount of the Surrender Charge, if any, will depend on the Contract Year during which the surrender is taken and the portion of the purchase payment being surrendered. For a partial surrender, We will determine the amount of Contract Value that needs to be surrendered, which after any Surrender Charge and any MVA, will equal the amount You request. Except on the Segment Maturity Date, the value of any Segment will be based on the Segment
Value Calculation (including the Investment Base and the proxy value). You should consider carefully the effect of partial surrenders prior to a Segment Maturity Date. For examples of how the Investment Base is impacted by a partial surrender, see Appendix C.
At the time of a partial surrender, if the Contract has a loss (i.e. Contract Value is less than the purchase payment not previously surrendered), the Surrender Charge will be greater, and therefore the amount of Contract Value that needs to be surrendered is greater than if the Contract has a gain. This is because Surrender Charges only apply to the portion of the purchase payment surrendered. If the Contract has a loss, then the amount of the purchase payment surrendered is larger than the Contract Value that is surrendered. If the Contract has a gain, then earnings are surrendered first and a smaller amount of the purchase payment is surrendered. The schedules below set forth the
Surrender Charges under the Contract. For an example, see Appendix D.
You select either a 6-year or 3-year Surrender Charge schedule at the time of application.
If You elect the 3-year
Surrender Charge schedule, you cannot elect any Indexed Accounts that have a 6-year duration for the entire time that you own the Contract.

Six-year schedule		Three-year schedule
Contract Year*	Surrender Charge percentage applied to purchase payment surrendered	Contract Year*	Surrender Charge percentage applied to purchase payment surrendered
1	9%	1	9%
2	8	2	8
3	8	3	8
4	7	4 +	0
5	6
6	5
7 +	0
*According to Our current administrative practice, for the purpose of Surrender Charge calculation, We consider that the year is completed one day prior to the Contract Anniversary.
If You are buying a new Contract as an inherited IRA, please consider carefully Your Surrender Charge selection.
Surrender Charges for an inherited IRA are only waived for lifetime Required Minimum Distribution (RMD) amounts, not for a 5 year distribution.
You may surrender an amount during each Contract Year without a Surrender Charge. We call this amount the Total
Surrender Charge Free Amount. The Total Surrender Charge Free Amount is free of Surrender Charge however, MVAs will apply, in addition to applicable taxes and/or tax penalties. All surrenders (including the Total Surrender Charge Free
Amount) are subject to the Segment Value Calculation if taken before the Segment Maturity Date.
The Total Surrender Charge Free Amount calculation is described below and is recalculated on each Contract
Anniversary during the Surrender Charge period. Any unused portion does not carry over to future Contract Years.
During the first Contract Year the Total Surrender Charge Free Amount is the greater of:
•
Contract earnings, or
•
10% of the purchase payment, less any amounts surrendered prior to Your surrender request that represent the Total
Surrender Charge Free Amount.
Contract earnings are defined as Contract Value, less purchase payment not previously surrendered, but not less than zero.
After the first Contract Year, the Total Surrender Charge Free Amount is the greater of:
•
Contract earnings, or
•
10% of Your prior Contract Anniversary Contract Value, less any prior surrenders taken in the current Contract Year.
Amounts surrendered in excess of the Total Surrender Charge Free Amount may be subject to a Surrender Charge as described below.
The Surrender Charge amount is determined by multiplying the amount of the purchase payment surrendered subject to a Surrender Charge by the applicable Surrender Charge percentage. The amount of the purchase payment surrendered is calculated using a prorated formula based on the percentage of Contract Value being surrendered. As a result, the amount of the purchase payment surrendered may be greater than the amount of Contract Value surrendered.
For the prorated formula and an example, see Appendix D.
Surrender Charges are intended to compensate Us for expenses incurred in connection with the promotion, sale, and distribution of the Contracts. We intend to use revenue generated from Surrender Charges for any legitimate corporate purpose.

Waiver of Surrender Charges
We do not assess Surrender Charges for:
•
surrenders that represent the Total Surrender Charge Free Amount for that year
; or
•
death benefit payments made in the event of Your death; or
•
after Your spouse has elected to continue the Contract; or
•
amounts applied to an annuity payment plan; or
•
for Tax Qualified Contracts other than Inherited IRAs, amounts surrendered to meet applicable required minimum distributions under the Code to the extent they exceed surrenders that represent Total Surrender Charge Free
Amounts (amounts surrendered under this waiver provision are limited to applicable required minimum distributions for this Contract only and to one time per Contract Year unless We agree otherwise). For Inherited IRAs, this waiver provision only applies to lifetime required minimum distributions (and not a 5-year distribution); or
•
surrenders made as a result of one of the “Contingent events” described below to the extent permitted by state law.
Termination of the Contract will not affect any waiver of the Surrender Charge while the Contract was in force. Surrender proceeds will not be disbursed until We notify You of any denial of Your request for waiver of Surrender Charges and give
You the opportunity to accept or reject surrender proceeds.
Contingent Events
•
Surrenders You make if You are confined to a hospital or nursing home and have been for the prior 60 days or confinement began within 30 days following a prior 60-day confinement period. Such confinement must begin after the Contract Date. Your Contract will include this provision when You are under age 76 on the Contract application date. You must provide Us with a letter containing proof satisfactory to Us of the confinement as of the date You request the surrender. We must receive Your surrender request no later than 91 days after Your release from the hospital or nursing home. The amount surrendered must be paid directly to You.
•
Surrenders You make if You are diagnosed in the second or later Contract Years with a medical condition that with reasonable medical certainty will result in death within 12 months or less from the date of the diagnosis. You must provide Us with a licensed physician's statement containing the terminal illness diagnosis, the expected date of death and the date the terminal illness was initially diagnosed. The amount surrendered must be paid directly to You.
Surrender Charge after Annuitization
If You elect an annuity payment plan and the plan We make available provides a liquidity feature permitting You to surrender any portion of the underlying value of remaining guaranteed payments, a Surrender Charge may apply.
A Surrender Charge will be assessed against the present value of any remaining guaranteed payments surrendered. The discount rate We use in determining present values varies based on: (1) the Contract Value originally applied to the annuitization; (2) the remaining years of guaranteed payments; (3) the annual effective interest rate and the periodic payment amount for new immediate annuities of the same duration as the remaining years of guaranteed payments;
and (4) the interest spread (currently 1.50%). If We do not currently offer immediate annuities, we will use rates and values applicable to new annuitizations to determine the discount rate.
Once the discount rate is applied and We have determined the present value of the remaining guaranteed payments You are surrendering, the present value will be multiplied by the Surrender Charge percentage in the table below and deducted from the present value to determine the net present value You will receive.

Number of Completed Years Since Annuitization	Surrender Charge percentage
0	Not applicable*
1	5%
2	4
3	3
4	2
5	1
6 and thereafter	0
*We do not permit surrenders in the first year after annuitization.

Contract Adjustment, Waiver Circumstances [Text Block]
Waiver of Surrender Charges
We do not assess Surrender Charges for:
•
surrenders that represent the Total Surrender Charge Free Amount for that year
; or
•
death benefit payments made in the event of Your death; or
•
after Your spouse has elected to continue the Contract; or
•
amounts applied to an annuity payment plan; or
•
for Tax Qualified Contracts other than Inherited IRAs, amounts surrendered to meet applicable required minimum distributions under the Code to the extent they exceed surrenders that represent Total Surrender Charge Free
Amounts (amounts surrendered under this waiver provision are limited to applicable required minimum distributions for this Contract only and to one time per Contract Year unless We agree otherwise). For Inherited IRAs, this waiver provision only applies to lifetime required minimum distributions (and not a 5-year distribution); or
•
surrenders made as a result of one of the “Contingent events” described below to the extent permitted by state law.
Termination of the Contract will not affect any waiver of the Surrender Charge while the Contract was in force. Surrender proceeds will not be disbursed until We notify You of any denial of Your request for waiver of Surrender Charges and give
You the opportunity to accept or reject surrender proceeds.
Contingent Events
•
Surrenders You make if You are confined to a hospital or nursing home and have been for the prior 60 days or confinement began within 30 days following a prior 60-day confinement period. Such confinement must begin after the Contract Date. Your Contract will include this provision when You are under age 76 on the Contract application date. You must provide Us with a letter containing proof satisfactory to Us of the confinement as of the date You request the surrender. We must receive Your surrender request no later than 91 days after Your release from the hospital or nursing home. The amount surrendered must be paid directly to You.
•
Surrenders You make if You are diagnosed in the second or later Contract Years with a medical condition that with reasonable medical certainty will result in death within 12 months or less from the date of the diagnosis. You must provide Us with a licensed physician's statement containing the terminal illness diagnosis, the expected date of death and the date the terminal illness was initially diagnosed. The amount surrendered must be paid directly to You.

Contract Adjustment, Effect on Value and Benefits [Text Block]
Upon
partial surrender (including partial annuitization but excluding Income Choice Monthly Income) or rider charge deduction from the Segments prior to the Segment Maturity Date, your Segment Value (as determined by the Segment
Value Calculation) will be reduced by the dollar amount of the partial surrender or rider charge. The Investment Base for each Segment will be reduced by the same proportion that the partial surrender or rider charge reduced the value of the Segment. This means that if the Segment Value is higher than the Investment Base at the time of a partial surrender or rider charge, then the Investment Base is reduced by an amount that is less than the dollar amount withdrawn. Conversely, if the Segment Value is lower than the Investment Base at the time of a partial surrender or rider charge, then the Investment Base is reduced by an amount that is more than the dollar amount withdrawn. The reduction to the Investment Base may be significant. A reduction to your Investment Base will reduce your Segment
Value for the remainder of the Segment, including the amount available on the Segment Maturity Date. For Income
Choice Segments, any surrenders (including RMDs) other than the Monthly Income will reduce the Investment Base, and therefore will reduce any remaining Monthly Income for the Segment term. See “Surrenders” for additional information on how surrenders impact the Segment Value and Investment Base. For examples of how the Investment
Base is impacted by a partial surrender, see Appendix C.

Contract Adjustment, Negative Effect Could be Greater than Value Withdrawn [Text Block]
There is a risk of substantial loss if you take a surrender or other transaction before the Segment Maturity
Date, which, in extreme circumstances, could be as much as
100
% of the Investment Base, including any prior
earnings.

Item 10. Benefits Available [Line Items]
Benefits Available (N-4) [Text Block]
Benefits Available Under the
Contract
The following table summarizes information about the benefits available under the Contract.

Standard Benefits (no additional charge)
Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions/ Limitations
Standard Death Benefit
For Contract Owners age 80 or younger:
Pays a death benefit to Your
Beneficiary(ies) equal to the greater of
(1) the Contract Value (adjusted for any
rider charges); (2) the Full Surrender
Value; or (3) the ROPP Value.
For Contract Owners age 81 or older:
Pays a death benefit to Your
Beneficiary(ies) equal to the greater of
(1) the Contract Value (adjusted for any
rider charges); or (2) the Full Surrender
Value.
N/A
•
Only available during the
Accumulation Phase.
•
Partial surrenders will reduce the
Contract Value and Full Surrender
Value.
•
Partial surrenders will proportionally
reduce the ROPP Value, and the
reduction may be greater than the
value withdrawn.
•
Contract Value component is based
on the daily Segment Value
Calculation if a death benefit is paid
from the Segments before maturity.
This may cause a loss.

Total Surrender Charge Free Amount	Permits the withdrawal of a portion of the Contract Value each Contract Year without incurring Surrender Charges.	N/A
•
Only available during the
Accumulation Phase.
•
Surrenders of the Total Surrender
Charge Free Amount may be subject
to a negative MVA, taxes and/or tax
penalties.
•
Based on the daily Segment Value
Calculation if paid from the
Segments before maturity.
•
Any unused portion of the Total
Surrender Charge Free Amount may
not be carried over to subsequent
Contract Years.

Hospital or Nursing Home Confinement Waiver	Waives the Surrender Charge on surrenders in the event of confinement to a hospital or nursing home.	N/A
•
Only available during the
Accumulation Phase.
•
Not permitted for Contract Owners
aged 76 or older on the Contract
application date.
•
Confinement period must be at
least 60 days.
•
Confinement must begin after the
Contract Date.
•
We must receive Your surrender
request no later than 91 days after
Your release from the hospital or
nursing home.
•
Surrenders under the waiver may be
subject to a negative MVA, taxes
and/or tax penalties.

Terminal Illness Waiver	Waives the Surrender Charge on surrenders in the event of diagnosis with a terminal illness.	N/A	• Only available during the Accumulation Phase. • Illness must meet the criteria as defined by the waiver. • Acceptable proof of diagnosis must be received by Us.
Standard Benefits (no additional charge)
• Surrenders under the waiver may be subject to a negative MVA, taxes and tax penalties.
Automatic Rebalancing
Provides automatic reallocation each
Contract Anniversary of Your Contract
Value between 1-year Indexed Accounts
and the Interim Account (when available)
according to Your current allocation
instructions.
N/A
•
Only available during the
Accumulation Phase.
•
If You request a transfer between
accounts, automatic rebalancing
will be cancelled.
•
May not be elected while invested
in multi-year Indexed Accounts.
•
Certain events will cancel automatic
rebalancing.
•
Interim Account is available after
the MVA Period or after a spousal
continuation.

Automated Transfer Program	Provides automatic transfer each Contract Anniversary of any earnings from the 1-year Contingent Return Segments to the Interim Account.	N/A
•
Only available during the
Accumulation Phase.
•
You will be enrolled in the
automated transfer program if you
have set up automated partial
surrenders of Contingent Return
earnings.
•
If You cancel automated partial
surrenders, the automated transfer
program will be cancelled.
•
Transfers will only be made from
1-year Contingent Return Segments.
•
Segments with a negative return will
not have a transfer.
•
Transferred amounts may not
exceed the Total
Surrender Charge Free Amount.

Elective or Automatic Lock	Upon exercise, “locks” the Segment Value during a Segment so that the Segment Value does not change for the remainder of the Segment duration.	N/A
•
Only available during the
Accumulation Phase.
•
Only available for the Indexed
Accounts.
•
Only one lock may be exercised per
Segment.
•
Automatic locks not available for
Annual Lock and Income Choice
Indexed Accounts.
•
A Segment Value lock (either
elective or automatic) is irrevocable.
•
Automatic Lock Target must be a
positive percentage.
•
Automatic Lock Target will apply for
the entire Segment, unless You
remove or change the Automatic
Lock Target before the Segment
Lock Date.
•
Any Automatic Lock Target will not
carry over to a new Segment.
•
For elective locks, You will not know
the locked-in Segment Value prior to

Standard Benefits (no additional charge)

locking the Segment. The locked-in
Segment Value could be lower than
You anticipated.
•
For Income Choice Segments, an
elective lock will stop Monthly
Income for the remainder of the
Segment.
•
Surrenders will reduce the locked
Segment Value.
•
Buffer or Trigger will not be applied
to the locked value.
•
If You lock in the Segment Value
when the Segment has declined in
value, You will lock in a loss.
•
Locked value will not participate in
Index performance (positive or
negative) for the remainder of the
Segment Term, and will not receive
a Segment rate of return on the
Segment Maturity Date.
•
If an automatic lock happens
shortly before a Contract
Anniversary, the Segment will
mature on that Anniversary and You
will have limited time to provide new
allocation instructions. If no
instructions are received, the
Segment Value will renew into a
new Segment of the same Indexed
Account;
•
For multi-year Segments, when the
Segment Value is locked, the
Segment Maturity Date will be
changed to the next Contract
Anniversary if it was originally a
later Contract Anniversary date.
•
There may not be an optimal time
to request an elective lock or set an
Automatic Lock Target.
•
We will not advise You as to
whether You should exercise the
lock-in features or the optimal time
for doing so.

Optional Benefits (available for an additional charge)
Return of Purchase Payment (“ROPP”) Death Benefit	Pays a death benefit to Your Beneficiary(ies) equal to the greater of (1) the Contract Value (adjusted for any rider charges); (2) the Full Surrender Value; or (3) the ROPP Value.	0.95% (annually, as a percentage of the ROPP Value each Contract Anniversary)
•
Only available during the
Accumulation Phase.
•
Only available to Contract Owners
aged 81 or older on the Contract
application date.
•
May only be elected at Contract
purchase.
•
May only be terminated by You if We
increase the annual rider fee.
•
Once terminated, the rider may not
be reinstated.

Optional Benefits (available for an additional charge)

•
Partial surrenders and rider charges
will reduce the Contract Value and
Full Surrender Value.
•
Partial surrenders will proportionally
reduce the ROPP Value, and the
reduction may be greater than the
value withdrawn.
•
Deduction of the annual rider fee on
Contract Anniversaries during
multi-year Segments will be based
on the Segment Value Calculation,
and will reduce the Investment
Base proportionally.
•
Contract Value component is based
on the Segment Value Calculation if
a death benefit is paid from the
Segments before maturity. This may
cause a loss.

Maximum Anniversary Value (“MAV”) Death Benefit	Pays a death benefit to Your Beneficiary(ies) equal to the greater of (1) the Contract Value (adjusted for any rider charges); (2) the Full Surrender Value; (3) the ROPP Value, or (4) the MAV.
0.40
%
(annually, as a
percentage of
the greater of
the MAV or the
Contract Value
each Contract
Anniversary
prior to Your
91
st
birthday)
(on and after
Your 91
st
birthday,
calculated as a
percentage of
the MAV)

•
Only available during the
Accumulation Phase.
•
Only available to Contract Owners
age 80 or younger on the Contract
application date.
•
May only be elected at Contract
purchase.
•
May only be terminated by You if We
increase the annual rider fee.
•
Once terminated, the rider may not
be reinstated.
•
No resets to the MAV after the
oldest Owner’s 91st birthday.
•
Any automatic reset of the MAV will
increase the amount of the annual
rider fee deduction.
•
Partial surrenders and rider charges
will reduce the Contract Value and
the Full Surrender Value.
•
Partial surrenders will proportionally
reduce the ROPP value and MAV,
and the reduction may be greater
than the value withdrawn.
•
Deduction of the annual rider fee on
Contract Anniversaries during
multi-year Segments will be based
on the Segment Value Calculation
and will reduce the Investment
Base proportionally.
•
Contract Value component is based
on the Segment Value Calculation if
a death benefit is paid from the
Segments before maturity. This may
cause a loss.

Optional Benefit Expense, Footnotes [Text Block]
1
The charge for the ROPP Death Benefit is a percentage of Your ROPP Value on each Contract Anniversary.
2
The charge for the MAV Death Benefit is a percentage of the greater of the MAV or the Contract Value on each Contract Anniversary prior to Your
91
st
birthday. On and after Your 91
st
birthday, the charge is a percentage of the MAV on each Contract Anniversary.
3
Only one optional death benefit can be elected at a time.

Item 17. Investment Options [Line Items]
Investment Options (N-4) [Text Block]
Appendix
A
: Investment Options Available Under the Contract
The following is a list of Indexed Accounts currently available under the Contract. We may change the features of the
Indexed Accounts listed below (including the Index and the current limits on Index gains and losses), offer new Indexed
Accounts, and terminate existing Indexed Accounts. We will provide you with written notice before making any changes other than changes to current limits on Index gains. Information about current limits on Index gains is available at
riversource.com/structuredannuityrates
.
Note: If amounts are removed from a Segment before the Segment Maturity Date, the amount is determined based on the Segment Value Calculation. Additionally, if amounts are removed from a Segment before the end of the MVA
Period, We may apply an MVA. This may result in a significant reduction in your Contract Value that could exceed any protection from Index loss that would be in place if you held the Segment until the maturity date or until the end of the MVA Period. See “Contract Fees, Charges, and Value Adjustments” and “Crediting Methods” for more information.
For Contracts with applications signed on or after May 4, 2026

	Index*	Type of Index	Segment Duration	Crediting Method	Protection Limit on Index Loss (if held until Segment maturity)		Minimum Limit on Index Gain (for the life of the Indexed Account)		Maximum Loss on Segment Maturity Date
Standard Indexed Accounts
iShares U.S. Real Estate ETF 1-year with -10% Buffer	iShares U.S. Real Estate ETF	ETF	1 year	Point-to-Point with a Buffer	-10%	Buffer	2%	Minimum Cap	90%
							100%	Minimum Upside Participation
							0%	Maximum Total Reduction Rate
MSCI EAFE 1-year with -10% Buffer	MSCI EAFE	Market Index	1 year	Point-to-Point with a Buffer	-10%	Buffer	2%	Minimum Cap	90%
							100%	Minimum Upside Participation
							0%	Maximum Total Reduction Rate
MSCI EAFE 3-year with -10% Buffer	MSCI EAFE	Market Index	3 years	Point-to-Point with a Buffer	-10%	Buffer	6%	Minimum Cap	90%
							100%	Minimum Upside Participation
							0%	Maximum Total Reduction Rate
MSCI EAFE 3-year with -15% Buffer	MSCI EAFE	Market Index	3 years	Point-to-Point with a Buffer	-15%	Buffer	6%	Minimum Cap	85%
							100%	Minimum Upside Participation
							0%	Maximum Total Reduction Rate
MSCI EAFE 3-year with -20% Buffer	MSCI EAFE	Market Index	3 years	Point-to-Point with a Buffer	-20%	Buffer	6%	Minimum Cap	80%
							100%	Minimum Upside Participation
							0%	Maximum Total Reduction Rate
MSCI EAFE 6-year with -10% Buffer	MSCI EAFE	Market Index	6 years	Point-to-Point with a Buffer	-10%	Buffer	8%	Minimum Cap	90%
							100%	Minimum Upside Participation
							0%	Maximum Total Reduction Rate
MSCI EAFE 6-year with -15% Buffer	MSCI EAFE	Market Index	6 years	Point-to-Point with a Buffer	-15%	Buffer	8%	Minimum Cap	85%
							100%	Minimum Upside Participation
							0%	Maximum Total Reduction Rate
MSCI EAFE 6-year with -25% Buffer	MSCI EAFE	Market Index	6 years	Point-to-Point with a Buffer	-25%	Buffer	8%	Minimum Cap	75%
							100%	Minimum Upside Participation
							0%	Maximum Total Reduction Rate
	Index*	Type of Index	Segment Duration	Crediting Method	Protection Limit on Index Loss (if held until Segment maturity)		Minimum Limit on Index Gain (for the life of the Indexed Account)		Maximum Loss on Segment Maturity Date
Standard Indexed Accounts-continued
MSCI Emerging Markets 1-year with -10% Buffer	MSCI Emerging Markets	Market Index	1 year	Point-to-Point with a Buffer	-10%	Buffer	2%	Minimum Cap	90%
							100%	Minimum Upside Participation
							0%	Maximum Total Reduction Rate
Nasdaq 100 1-year with -10% Buffer	Nasdaq 100	Market Index	1 year	Point-to-Point with a Buffer	-10%	Buffer	2%	Minimum Cap	90%
							100%	Minimum Upside Participation
							0%	Maximum Total Reduction Rate
Nasdaq 100 3-year with -10% Buffer	Nasdaq 100	Market Index	3 years	Point-to-Point with a Buffer	-10%	Buffer	6%	Minimum Cap	90%
							100%	Minimum Upside Participation
							0%	Maximum Total Reduction Rate
Nasdaq 100 3-year with -15% Buffer	Nasdaq 100	Market Index	3 years	Point-to-Point with a Buffer	-15%	Buffer	6%	Minimum Cap	85%
							100%	Minimum Upside Participation
							0%	Maximum Total Reduction Rate
Nasdaq 100 3-year with -20% Buffer	Nasdaq 100	Market Index	3 years	Point-to-Point with a Buffer	-20%	Buffer	6%	Minimum Cap	80%
							100%	Minimum Upside Participation
							0%	Maximum Total Reduction Rate
Nasdaq 100 6-year with -10% Buffer	Nasdaq 100	Market Index	6 years	Point-to-Point with a Buffer	-10%	Buffer	8%	Minimum Cap	90%
							100%	Minimum Upside Participation
							0%	Maximum Total Reduction Rate
Nasdaq 100 6-year with -15% Buffer	Nasdaq 100	Market Index	6 years	Point-to-Point with a Buffer	-15%	Buffer	8%	Minimum Cap	85%
							100%	Minimum Upside Participation
							0%	Maximum Total Reduction Rate
Nasdaq 100 6-year with -25% Buffer	Nasdaq 100	Market Index	6 years	Point-to-Point with a Buffer	-25%	Buffer	8%	Minimum Cap	75%
							100%	Minimum Upside Participation
							0%	Maximum Total Reduction Rate
Russell 2000 1-year with -10% Buffer	Russell 2000	Market Index	1 year	Point-to-Point with a Buffer	-10%	Buffer	2%	Minimum Cap	90%
							100%	Minimum Upside Participation
							0%	Maximum Total Reduction Rate
Russell 2000 3-year with -10% Buffer	Russell 2000	Market Index	3 years	Point-to-Point with a Buffer	-10%	Buffer	6%	Minimum Cap	90%
							100%	Minimum Upside Participation
							0%	Maximum Total Reduction Rate
	Index*	Type of Index	Segment Duration	Crediting Method	Protection Limit on Index Loss (if held until Segment maturity)		Minimum Limit on Index Gain (for the life of the Indexed Account)		Maximum Loss on Segment Maturity Date
Standard Indexed Accounts-continued
Russell 2000 3-year with -15% Buffer	Russell 2000	Market Index	3 years	Point-to-Point with a Buffer	-15%	Buffer	6%	Minimum Cap	85%
							100%	Minimum Upside Participation
							0%	Maximum Total Reduction Rate
Russell 2000 3-year with -20% Buffer	Russell 2000	Market Index	3 years	Point-to-Point with a Buffer	-20%	Buffer	6%	Minimum Cap	80%
							100%	Minimum Upside Participation
							0%	Maximum Total Reduction Rate
Russell 2000 6-year with -10% Buffer	Russell 2000	Market Index	6 years	Point-to-Point with a Buffer	-10%	Buffer	8%	Minimum Cap	90%
							100%	Minimum Upside Participation
							0%	Maximum Total Reduction Rate
Russell 2000 6-year with -15% Buffer	Russell 2000	Market Index	6 years	Point-to-Point with a Buffer	-15%	Buffer	8%	Minimum Cap	85%
							100%	Minimum Upside Participation
							0%	Maximum Total Reduction Rate
Russell 2000 6-year with -25% Buffer	Russell 2000	Market Index	6 years	Point-to-Point with a Buffer	-25%	Buffer	8%	Minimum Cap	75%
							100%	Minimum Upside Participation
							0%	Maximum Total Reduction Rate
S&P 500 1-year with -10% Buffer	S&P 500	Market Index	1 year	Point-to-Point with a Buffer	-10%	Buffer	2%	Minimum Cap	90%
							100%	Minimum Upside Participation
							0%	Maximum Total Reduction Rate
S&P 500 1-year with -15% Buffer	S&P 500	Market Index	1 year	Point-to-Point with a Buffer	-15%	Buffer	2%	Minimum Cap	85%
							100%	Minimum Upside Participation
							0%	Maximum Total Reduction Rate
S&P 500 1-year with -20% Buffer	S&P 500	Market Index	1 year	Point-to-Point with a Buffer	-20%	Buffer	2%	Minimum Cap	80%
							100%	Minimum Upside Participation
							0%	Maximum Total Reduction Rate
S&P 500 1-year with -25% Buffer	S&P 500	Market Index	1 year	Point-to-Point with a Buffer	-25%	Buffer	2%	Minimum Cap	75%
							100%	Minimum Upside Participation
							0%	Maximum Total Reduction Rate
S&P 500 1-year with -100% Buffer †	S&P 500	Market Index	1 year	Point-to-Point with a Buffer	-100%	Buffer	2%	Minimum Cap	0%
							100%	Minimum Upside Participation
							0%	Maximum Total Reduction Rate
	Index*	Type of Index	Segment Duration	Crediting Method	Protection Limit on Index Loss (if held until Segment maturity)		Minimum Limit on Index Gain (for the life of the Indexed Account)		Maximum Loss on Segment Maturity Date
Standard Indexed Accounts-continued
S&P 500 3-year with -10% Buffer	S&P 500	Market Index	3 years	Point-to-Point with a Buffer	-10%	Buffer	6%	Minimum Cap	90%
							100%	Minimum Upside Participation
							0%	Maximum Total Reduction Rate
S&P 500 3-year with -15% Buffer	S&P 500	Market Index	3 years	Point-to-Point with a Buffer	-15%	Buffer	6%	Minimum Cap	85%
							100%	Minimum Upside Participation
							0%	Maximum Total Reduction Rate
S&P 500 3-year with -20% Buffer	S&P 500	Market Index	3 years	Point-to-Point with a Buffer	-20%	Buffer	6%	Minimum Cap	80%
							100%	Minimum Upside Participation
							0%	Maximum Total Reduction Rate
S&P 500 3-year with -100% Buffer †	S&P 500	Market Index	3 years	Point-to-Point with a Buffer	-100%	Buffer	3%	Minimum Cap	0%
							100%	Minimum Upside Participation
							0%	Maximum Total Reduction Rate
S&P 500 6-year with -10% Buffer	S&P 500	Market Index	6 years	Point-to-Point with a Buffer	-10%	Buffer	8%	Minimum Cap	90%
							100%	Minimum Upside Participation
							0%	Maximum Total Reduction Rate
S&P 500 6-year with -15% Buffer	S&P 500	Market Index	6 years	Point-to-Point with a Buffer	-15%	Buffer	8%	Minimum Cap	85%
							100%	Minimum Upside Participation
							0%	Maximum Total Reduction Rate
S&P 500 6-year with -25% Buffer	S&P 500	Market Index	6 years	Point-to-Point with a Buffer	-25%	Buffer	8%	Minimum Cap	75%
							100%	Minimum Upside Participation
							0%	Maximum Total Reduction Rate
S&P 500 6-year with -100% Buffer †	S&P 500	Market Index	6 years	Point-to-Point with a Buffer	-100%	Buffer	4%	Minimum Cap	0%
							100%	Minimum Upside Participation
							0%	Maximum Total Reduction Rate
S&P 500/Russell 2000 (Lesser of) 1-year with -10% Buffer	S&P 500/ Russell 2000 (Lesser of)	Market Index	1 year	Point-to-Point with a Buffer	-10%	Buffer	2%	Minimum Cap	90%
							100%	Minimum Upside Participation
							0%	Maximum Total Reduction Rate
S&P 500/Russell 2000 (Lesser of) 1-year with -15% Buffer	S&P 500/ Russell 2000 (Lesser of)	Market Index	1 year	Point-to-Point with a Buffer	-15%	Buffer	2%	Minimum Cap	85%
							100%	Minimum Upside Participation
							0%	Maximum Total Reduction Rate
	Index*	Type of Index	Segment Duration	Crediting Method	Protection Limit on Index Loss (if held until Segment maturity)		Minimum Limit on Index Gain (for the life of the Indexed Account)		Maximum Loss on Segment Maturity Date
Standard Indexed Accounts-continued
S&P 500/Russell 2000 (Lesser of) 1-year with -20% Buffer	S&P 500/ Russell 2000 (Lesser of)	Market Index	1 year	Point-to-Point with a Buffer	-20%	Buffer	2%	Minimum Cap	80%
							100%	Minimum Upside Participation
							0%	Maximum Total Reduction Rate
S&P 500/Russell 2000 (Lesser of) 1-year with -25% Buffer	S&P 500/ Russell 2000 (Lesser of)	Market Index	1 year	Point-to-Point with a Buffer	-25%	Buffer	2%	Minimum Cap	75%
							100%	Minimum Upside Participation
							0%	Maximum Total Reduction Rate
S&P 500/Russell 2000 (Lesser of) 1-year with -100% Buffer †	S&P 500/ Russell 2000 (Lesser of)	Market Index	1 year	Point-to-Point with a Buffer	-100%	Buffer	2%	Minimum Cap	0%
							100%	Minimum Upside Participation
							0%	Maximum Total Reduction Rate
S&P 500/Russell 2000 (Lesser of) 3-year with -10% Buffer	S&P 500/ Russell 2000 (Lesser of)	Market Index	3 years	Point-to-Point with a Buffer	-10%	Buffer	6%	Minimum Cap	90%
							100%	Minimum Upside Participation
							0%	Maximum Total Reduction Rate
S&P 500/Russell 2000 (Lesser of) 3-year with -15% Buffer	S&P 500/ Russell 2000 (Lesser of)	Market Index	3 years	Point-to-Point with a Buffer	-15%	Buffer	6%	Minimum Cap	85%
							100%	Minimum Upside Participation
							0%	Maximum Total Reduction Rate
S&P 500/Russell 2000 (Lesser of) 3-year with -20% Buffer	S&P 500/ Russell 2000 (Lesser of)	Market Index	3 years	Point-to-Point with a Buffer	-20%	Buffer	6%	Minimum Cap	80%
							100%	Minimum Upside Participation
							0%	Maximum Total Reduction Rate
S&P 500/Russell 2000 (Lesser of) 3-year with -100% Buffer †	S&P 500/ Russell 2000 (Lesser of)	Market Index	3 years	Point-to-Point with a Buffer	-100%	Buffer	3%	Minimum Cap	0%
							100%	Minimum Upside Participation
							0%	Maximum Total Reduction Rate
S&P 500/Russell 2000 (Lesser of) 6-year with -10% Buffer	S&P 500/ Russell 2000 (Lesser of)	Market Index	6 years	Point-to-Point with a Buffer	-10%	Buffer	8%	Minimum Cap	90%
							100%	Minimum Upside Participation
							0%	Maximum Total Reduction Rate
S&P 500/Russell 2000 (Lesser of) 6-year with -15% Buffer	S&P 500/ Russell 2000 (Lesser of)	Market Index	6 years	Point-to-Point with a Buffer	-15%	Buffer	8%	Minimum Cap	85%
							100%	Minimum Upside Participation
							0%	Maximum Total Reduction Rate
S&P 500/Russell 2000 (Lesser of) 6-year with -25% Buffer	S&P 500/ Russell 2000 (Lesser of)	Market Index	6 years	Point-to-Point with a Buffer	-25%	Buffer	8%	Minimum Cap	75%
							100%	Minimum Upside Participation
							0%	Maximum Total Reduction Rate
	Index*	Type of Index	Segment Duration	Crediting Method	Protection Limit on Index Loss (if held until Segment maturity)		Minimum Limit on Index Gain (for the life of the Indexed Account)		Maximum Loss on Segment Maturity Date
Standard Indexed Accounts-continued
S&P 500/Russell 2000 (Lesser of) 6-year with -100% Buffer †	S&P 500/ Russell 2000 (Lesser of)	Market Index	6 years	Point-to-Point with a Buffer	-100%	Buffer	4%	Minimum Cap	0%
							100%	Minimum Upside Participation
							0%	Maximum Total Reduction Rate
Standard with Annual Fee (Reduction Rate) Indexed Accounts
Nasdaq 100 1-year with Annual Fee and -10% Buffer	Nasdaq 100	Market Index	1 year	Point-to-Point with a Buffer	-10%	Buffer	2%	Minimum Cap	95%
							100%	Minimum Upside Participation
							5%	Maximum Total Reduction Rate
Nasdaq 100 3-year with Annual Fee and -10% Buffer	Nasdaq 100	Market Index	3 years	Point-to-Point with a Buffer	-10%	Buffer	6%	Minimum Cap	100%
							100%	Minimum Upside Participation
							15%	Maximum Total Reduction Rate
Nasdaq 100 3-year with Annual Fee and -15% Buffer	Nasdaq 100	Market Index	3 years	Point-to-Point with a Buffer	-15%	Buffer	6%	Minimum Cap	100%
							100%	Minimum Upside Participation
							15%	Maximum Total Reduction Rate
Nasdaq 100 3-year with Annual Fee and -20% Buffer	Nasdaq 100	Market Index	3 years	Point-to-Point with a Buffer	-20%	Buffer	6%	Minimum Cap	95%
							100%	Minimum Upside Participation
							15%	Maximum Total Reduction Rate
Nasdaq 100 6-year with Annual Fee and -10% Buffer	Nasdaq 100	Market Index	6 years	Point-to-Point with a Buffer	-10%	Buffer	8%	Minimum Cap	100%
							100%	Minimum Upside Participation
							30%	Maximum Total Reduction Rate
Nasdaq 100 6-year with Annual Fee and -15% Buffer	Nasdaq 100	Market Index	6 years	Point-to-Point with a Buffer	-15%	Buffer	8%	Minimum Cap	100%
							100%	Minimum Upside Participation
							30%	Maximum Total Reduction Rate
Nasdaq 100 6-year with Annual Fee and -25% Buffer	Nasdaq 100	Market Index	6 years	Point-to-Point with a Buffer	-25%	Buffer	8%	Minimum Cap	100%
							100%	Minimum Upside Participation
							30%	Maximum Total Reduction Rate
Russell 2000 1-year with Annual Fee and -10% Buffer	Russell 2000	Market Index	1 year	Point-to-Point with a Buffer	-10%	Buffer	2%	Minimum Cap	95%
							100%	Minimum Upside Participation
							5%	Maximum Total Reduction Rate
Russell 2000 3-year with Annual Fee and -10% Buffer	Russell 2000	Market Index	3 years	Point-to-Point with a Buffer	-10%	Buffer	6%	Minimum Cap	100%
							100%	Minimum Upside Participation
							15%	Maximum Total Reduction Rate
	Index*	Type of Index	Segment Duration	Crediting Method	Protection Limit on Index Loss (if held until Segment maturity)		Minimum Limit on Index Gain (for the life of the Indexed Account)		Maximum Loss on Segment Maturity Date
Standard with Annual Fee (Reduction Rate) Indexed Accounts-continued
Russell 2000 3-year with Annual Fee and -15% Buffer	Russell 2000	Market Index	3 years	Point-to-Point with a Buffer	-15%	Buffer	6%	Minimum Cap	100%
							100%	Minimum Upside Participation
							15%	Maximum Total Reduction Rate
Russell 2000 3-year with Annual Fee and -20% Buffer	Russell 2000	Market Index	3 years	Point-to-Point with a Buffer	-20%	Buffer	6%	Minimum Cap	95%
							100%	Minimum Upside Participation
							15%	Maximum Total Reduction Rate
Russell 2000 6-year with Annual Fee and -10% Buffer	Russell 2000	Market Index	6 years	Point-to-Point with a Buffer	-10%	Buffer	8%	Minimum Cap	100%
							100%	Minimum Upside Participation
							30%	Maximum Total Reduction Rate
Russell 2000 6-year with Annual Fee and -15% Buffer	Russell 2000	Market Index	6 years	Point-to-Point with a Buffer	-15%	Buffer	8%	Minimum Cap	100%
							100%	Minimum Upside Participation
							30%	Maximum Total Reduction Rate
Russell 2000 6-year with Annual Fee and -25% Buffer	Russell 2000	Market Index	6 years	Point-to-Point with a Buffer	-25%	Buffer	8%	Minimum Cap	100%
							100%	Minimum Upside Participation
							30%	Maximum Total Reduction Rate
S&P 500 1-year with Annual Fee and -10% Buffer	S&P 500	Market Index	1 year	Point-to-Point with a Buffer	-10%	Buffer	2%	Minimum Cap	95%
							100%	Minimum Upside Participation
							5%	Maximum Total Reduction Rate
S&P 500 1-year with Annual Fee and -15% Buffer	S&P 500	Market Index	1 year	Point-to-Point with a Buffer	-15%	Buffer	2%	Minimum Cap	90%
							100%	Minimum Upside Participation
							5%	Maximum Total Reduction Rate
S&P 500 1-year with Annual Fee and -20% Buffer	S&P 500	Market Index	1 year	Point-to-Point with a Buffer	-20%	Buffer	2%	Minimum Cap	85%
							100%	Minimum Upside Participation
							5%	Maximum Total Reduction Rate
S&P 500 1-year with Annual Fee and -25% Buffer	S&P 500	Market Index	1 year	Point-to-Point with a Buffer	-25%	Buffer	2%	Minimum Cap	80%
							100%	Minimum Upside Participation
							5%	Maximum Total Reduction Rate
S&P 500 3-year with Annual Fee and -10% Buffer	S&P 500	Market Index	3 years	Point-to-Point with a Buffer	-10%	Buffer	6%	Minimum Cap	100%
							100%	Minimum Upside Participation
							15%	Maximum Total Reduction Rate
	Index*	Type of Index	Segment Duration	Crediting Method	Protection Limit on Index Loss (if held until Segment maturity)		Minimum Limit on Index Gain (for the life of the Indexed Account)		Maximum Loss on Segment Maturity Date
Standard with Annual Fee (Reduction Rate) Indexed Accounts-continued
S&P 500 3-year with Annual Fee and -15% Buffer	S&P 500	Market Index	3 years	Point-to-Point with a Buffer	-15%	Buffer	6%	Minimum Cap	100%
							100%	Minimum Upside Participation
							15%	Maximum Total Reduction Rate
S&P 500 3-year with Annual Fee and -20% Buffer	S&P 500	Market Index	3 years	Point-to-Point with a Buffer	-20%	Buffer	6%	Minimum Cap	95%
							100%	Minimum Upside Participation
							15%	Maximum Total Reduction Rate
S&P 500 6-year with Annual Fee and -10% Buffer	S&P 500	Market Index	6 years	Point-to-Point with a Buffer	-10%	Buffer	6%	Minimum Cap	100%
							100%	Minimum Upside Participation
							30%	Maximum Total Reduction Rate
S&P 500 6-year with Annual Fee and -15% Buffer	S&P 500	Market Index	6 years	Point-to-Point with a Buffer	-15%	Buffer	8%	Minimum Cap	100%
							100%	Minimum Upside Participation
							30%	Maximum Total Reduction Rate
S&P 500 6-year with Annual Fee and -25% Buffer	S&P 500	Market Index	6 years	Point-to-Point with a Buffer	-25%	Buffer	8%	Minimum Cap	100%
							100%	Minimum Upside Participation
							30%	Maximum Total Reduction Rate
Dual Directional Indexed Accounts
S&P 500 1-year Dual Directional with -10% Buffer	S&P 500	Market Index	1 year	Dual Directional Point-to-Point with a Buffer	-10%	Buffer	2%	Minimum Cap	90%
							100%	Minimum Upside Participation
							0%	Maximum Total Reduction Rate
S&P 500 1-year Dual Directional with -15% Buffer	S&P 500	Market Index	1 year	Dual Directional Point-to-Point with a Buffer	-15%	Buffer	2%	Minimum Cap	85%
							100%	Minimum Upside Participation
							0%	Maximum Total Reduction Rate
S&P 500 1-year Dual Directional with -20% Buffer	S&P 500	Market Index	1 year	Dual Directional Point-to-Point with a Buffer	-20%	Buffer	2%	Minimum Cap	80%
							100%	Minimum Upside Participation
							0%	Maximum Total Reduction Rate
S&P 500 3-year Dual Directional with -10% Buffer	S&P 500	Market Index	3 years	Dual Directional Point-to-Point with a Buffer	-10%	Buffer	6%	Minimum Cap	90%
							100%	Minimum Upside Participation
							0%	Maximum Total Reduction Rate
	Index*	Type of Index	Segment Duration	Crediting Method	Protection Limit on Index Loss (if held until Segment maturity)		Minimum Limit on Index Gain (for the life of the Indexed Account)		Maximum Loss on Segment Maturity Date
Dual Directional Indexed Accounts-continued
S&P 500 3-year Dual Directional with -15% Buffer	S&P 500	Market Index	3 years	Dual Directional Point-to-Point with a Buffer	-15%	Buffer	6%	Minimum Cap	85%
							100%	Minimum Upside Participation
							0%	Maximum Total Reduction Rate
S&P 500 3-year Dual Directional with -20% Buffer	S&P 500	Market Index	3 years	Dual Directional Point-to-Point with a Buffer	-20%	Buffer	6%	Minimum Cap	80%
							100%	Minimum Upside Participation
							0%	Maximum Total Reduction Rate
S&P 500 3-year Dual Directional with -25% Buffer	S&P 500	Market Index	3 years	Dual Directional Point-to-Point with a Buffer	-25%	Buffer	6%	Minimum Cap	75%
							100%	Minimum Upside Participation
							0%	Maximum Total Reduction Rate
S&P 500 6-year Dual Directional with -10% Buffer	S&P 500	Market Index	6 years	Dual Directional Point-to-Point with a Buffer	-10%	Buffer	8%	Minimum Cap	90%
							100%	Minimum Upside Participation
							0%	Maximum Total Reduction Rate
S&P 500 6-year Dual Directional with -15% Buffer	S&P 500	Market Index	6 years	Dual Directional Point-to-Point with a Buffer	-15%	Buffer	8%	Minimum Cap	85%
							100%	Minimum Upside Participation
							0%	Maximum Total Reduction Rate
S&P 500 6-year Dual Directional with -25% Buffer	S&P 500	Market Index	6 years	Dual Directional Point-to-Point with a Buffer	-25%	Buffer	8%	Minimum Cap	75%
							100%	Minimum Upside Participation
							0%	Maximum Total Reduction Rate
S&P 500/Russell 2000 (Lesser of) 1-year Dual Directional with -10% Buffer	S&P 500/ Russell 2000 (Lesser of)	Market Index	1 year	Dual Directional Point-to-Point with a Buffer	-10%	Buffer	2%	Minimum Cap	90%
							100%	Minimum Upside Participation
							0%	Maximum Total Reduction Rate
S&P 500/Russell 2000 (Lesser of) 1-year Dual Directional with -15% Buffer	S&P 500/ Russell 2000 (Lesser of)	Market Index	1 year	Dual Directional Point-to-Point with a Buffer	-15%	Buffer	2%	Minimum Cap	85%
							100%	Minimum Upside Participation
							0%	Maximum Total Reduction Rate
S&P 500/Russell 2000 (Lesser of) 1-year Dual Directional with -20% Buffer	S&P 500/ Russell 2000 (Lesser of)	Market Index	1 year	Dual Directional Point-to-Point with a Buffer	-20%	Buffer	2%	Minimum Cap	80%
							100%	Minimum Upside Participation
							0%	Maximum Total Reduction Rate
	Index*	Type of Index	Segment Duration	Crediting Method	Protection Limit on Index Loss (if held until Segment maturity)		Minimum Limit on Index Gain (for the life of the Indexed Account)		Maximum Loss on Segment Maturity Date
Dual Directional Indexed Accounts-continued
S&P 500/Russell 2000 (Lesser of) 3-year Dual Directional with -10% Buffer	S&P 500/ Russell 2000 (Lesser of)	Market Index	3 years	Dual Directional Point-to-Point with a Buffer	-10%	Buffer	6%	Minimum Cap	90%
							100%	Minimum Upside Participation
							0%	Maximum Total Reduction Rate
S&P 500/Russell 2000 (Lesser of) 3-year Dual Directional with -15% Buffer	S&P 500/ Russell 2000 (Lesser of)	Market Index	3 years	Dual Directional Point-to-Point with a Buffer	-15%	Buffer	6%	Minimum Cap	85%
							100%	Minimum Upside Participation
							0%	Maximum Total Reduction Rate
S&P 500/Russell 2000 (Lesser of) 3-year Dual Directional with -20% Buffer	S&P 500/ Russell 2000 (Lesser of)	Market Index	3 years	Dual Directional Point-to-Point with a Buffer	-20%	Buffer	6%	Minimum Cap	80%
							100%	Minimum Upside Participation
							0%	Maximum Total Reduction Rate
S&P 500/Russell 2000 (Lesser of) 3-year Dual Directional with -25% Buffer	S&P 500/ Russell 2000 (Lesser of)	Market Index	3 years	Dual Directional Point-to-Point with a Buffer	-25%	Buffer	6%	Minimum Cap	75%
							100%	Minimum Upside Participation
							0%	Maximum Total Reduction Rate
S&P 500/Russell 2000 (Lesser of) 6-year Dual Directional with -10% Buffer	S&P 500/ Russell 2000 (Lesser of)	Market Index	6 years	Dual Directional Point-to-Point with a Buffer	-10%	Buffer	8%	Minimum Cap	90%
							100%	Minimum Upside Participation
							0%	Maximum Total Reduction Rate
S&P 500/Russell 2000 (Lesser of) 6-year Dual Directional with -15% Buffer	S&P 500/ Russell 2000 (Lesser of)	Market Index	6 years	Dual Directional Point-to-Point with a Buffer	-15%	Buffer	8%	Minimum Cap	85%
							100%	Minimum Upside Participation
							0%	Maximum Total Reduction Rate
S&P 500/Russell 2000 (Lesser of) 6-year Dual Directional with -25% Buffer	S&P 500/ Russell 2000 (Lesser of)	Market Index	6 years	Dual Directional Point-to-Point with a Buffer	-25%	Buffer	8%	Minimum Cap	75%
							100%	Minimum Upside Participation
							0%	Maximum Total Reduction Rate
Dual Directional with Annual Fee (Reduction Rate) Indexed Accounts
S&P 500 1-year Dual Directional with Annual Fee and -10% Buffer	S&P 500	Market Index	1 year	Dual Directional Point-to-Point with a Buffer	-10%	Buffer	2%	Minimum Cap	95%
							100%	Minimum Upside Participation
							5%	Maximum Total Reduction Rate
S&P 500 1-year Dual Directional with Annual Fee and -15% Buffer	S&P 500	Market Index	1 year	Dual Directional Point-to-Point with a Buffer	-15%	Buffer	2%	Minimum Cap	90%
							100%	Minimum Upside Participation
							5%	Maximum Total Reduction Rate
	Index*	Type of Index	Segment Duration	Crediting Method	Protection Limit on Index Loss (if held until Segment maturity)		Minimum Limit on Index Gain (for the life of the Indexed Account)		Maximum Loss on Segment Maturity Date
Dual Directional with Annual Fee (Reduction Rate) Indexed Accounts-continued
S&P 500 1-year Dual Directional with Annual Fee and -20% Buffer	S&P 500	Market Index	1 year	Dual Directional Point-to-Point with a Buffer	-20%	Buffer	2%	Minimum Cap	85%
							100%	Minimum Upside Participation
							5%	Maximum Total Reduction Rate
S&P 500 3-year Dual Directional with Annual Fee and -10% Buffer	S&P 500	Market Index	3 years	Dual Directional Point-to-Point with a Buffer	-10%	Buffer	6%	Minimum Cap	100%
							100%	Minimum Upside Participation
							15%	Maximum Total Reduction Rate
S&P 500 3-year Dual Directional with Annual Fee and -15% Buffer	S&P 500	Market Index	3 years	Dual Directional Point-to-Point with a Buffer	-15%	Buffer	6%	Minimum Cap	100%
							100%	Minimum Upside Participation
							15%	Maximum Total Reduction Rate
S&P 500 3-year Dual Directional with Annual Fee and -20% Buffer	S&P 500	Market Index	3 years	Dual Directional Point-to-Point with a Buffer	-20%	Buffer	6%	Minimum Cap	95%
							100%	Minimum Upside Participation
							15%	Maximum Total Reduction Rate
S&P 500 3-year Dual Directional with Annual Fee and -25% Buffer	S&P 500	Market Index	3 years	Dual Directional Point-to-Point with a Buffer	-25%	Buffer	6%	Minimum Cap	90%
							100%	Minimum Upside Participation
							15%	Maximum Total Reduction Rate
S&P 500 6-year Dual Directional with Annual Fee and -10% Buffer	S&P 500	Market Index	6 years	Dual Directional Point-to-Point with a Buffer	-10%	Buffer	8%	Minimum Cap	100%
							100%	Minimum Upside Participation
							30%	Maximum Total Reduction Rate
S&P 500 6-year Dual Directional with Annual Fee and -15% Buffer	S&P 500	Market Index	6 years	Dual Directional Point-to-Point with a Buffer	-15%	Buffer	8%	Minimum Cap	100%
							100%	Minimum Upside Participation
							30%	Maximum Total Reduction Rate
S&P 500 6-year Dual Directional with Annual Fee and -25% Buffer	S&P 500	Market Index	6 years	Dual Directional Point-to-Point with a Buffer	-25%	Buffer	8%	Minimum Cap	100%
							100%	Minimum Upside Participation
							30%	Maximum Total Reduction Rate
Contingent Return Indexed Accounts
S&P 500 1-year Contingent Return with -10% Buffer	S&P 500	Market Index	1 year	Contingent Return Point-to-Point with a Buffer	-10%	Buffer	1%	Minimum Contingent Return	90%
S&P 500 1-year Contingent Return with -15% Buffer	S&P 500	Market Index	1 year	Contingent Return Point-to-Point with a Buffer	-15%	Buffer	1%	Minimum Contingent Return	85%
	Index*	Type of Index	Segment Duration	Crediting Method	Protection Limit on Index Loss (if held until Segment maturity)		Minimum Limit on Index Gain (for the life of the Indexed Account)		Maximum Loss on Segment Maturity Date
Contingent Return Indexed Accounts-continued
S&P 500 1-year Contingent Return with -20% Buffer	S&P 500	Market Index	1 year	Contingent Return Point-to-Point with a Buffer	-20%	Buffer	1%	Minimum Contingent Return	80%
S&P 500 2-year Contingent Return with -10% Buffer	S&P 500	Market Index	2 years	Contingent Return Point-to-Point with a Buffer	-10%	Buffer	2%	Minimum Contingent Return	90%
S&P 500 2-year Contingent Return with -15% Buffer	S&P 500	Market Index	2 years	Contingent Return Point-to-Point with a Buffer	-15%	Buffer	2%	Minimum Contingent Return	85%
S&P 500 2-year Contingent Return with -20% Buffer	S&P 500	Market Index	2 years	Contingent Return Point-to-Point with a Buffer	-20%	Buffer	2%	Minimum Contingent Return	80%
S&P 500 3-year Contingent Return with -10% Buffer	S&P 500	Market Index	3 years	Contingent Return Point-to-Point with a Buffer	-10%	Buffer	3%	Minimum Contingent Return	90%
S&P 500 3-year Contingent Return with -15% Buffer	S&P 500	Market Index	3 years	Contingent Return Point-to-Point with a Buffer	-15%	Buffer	3%	Minimum Contingent Return	85%
S&P 500 3-year Contingent Return with -20% Buffer	S&P 500	Market Index	3 years	Contingent Return Point-to-Point with a Buffer	-20%	Buffer	3%	Minimum Contingent Return	80%
S&P 500 6-year Contingent Return with -10% Buffer	S&P 500	Market Index	6 years	Contingent Return Point-to-Point with a Buffer	-10%	Buffer	6%	Minimum Contingent Return	90%
S&P 500 6-year Contingent Return with -15% Buffer	S&P 500	Market Index	6 years	Contingent Return Point-to-Point with a Buffer	-15%	Buffer	6%	Minimum Contingent Return	85%
S&P 500 6-year Contingent Return with -25% Buffer	S&P 500	Market Index	6 years	Contingent Return Point-to-Point with a Buffer	-25%	Buffer	6%	Minimum Contingent Return	75%
S&P 500/Russell 2000 (Lesser of) 1-year Contingent Return with -10% Buffer	S&P 500/ Russell 2000 (Lesser of)	Market Index	1 year	Contingent Return Point-to-Point with a Buffer	-10%	Buffer	1%	Minimum Contingent Return	90%
S&P 500/Russell 2000 (Lesser of) 1-year Contingent Return with -15% Buffer	S&P 500/ Russell 2000 (Lesser of)	Market Index	1 year	Contingent Return Point-to-Point with a Buffer	-15%	Buffer	1%	Minimum Contingent Return	85%
S&P 500/Russell 2000 (Lesser of) 1-year Contingent Return with -20% Buffer	S&P 500/ Russell 2000 (Lesser of)	Market Index	1 year	Contingent Return Point-to-Point with a Buffer	-20%	Buffer	1%	Minimum Contingent Return	80%
S&P 500/Russell 2000 (Lesser of) 2-year Contingent Return with -10% Buffer	S&P 500/ Russell 2000 (Lesser of)	Market Index	2 years	Contingent Return Point-to-Point with a Buffer	-10%	Buffer	2%	Minimum Contingent Return	90%
S&P 500/Russell 2000 (Lesser of) 2-year Contingent Return with -15% Buffer	S&P 500/ Russell 2000 (Lesser of)	Market Index	2 years	Contingent Return Point-to-Point with a Buffer	-15%	Buffer	2%	Minimum Contingent Return	85%
S&P 500/Russell 2000 (Lesser of) 2-year Contingent Return with -20% Buffer	S&P 500/ Russell 2000 (Lesser of)	Market Index	2 years	Contingent Return Point-to-Point with a Buffer	-20%	Buffer	2%	Minimum Contingent Return	80%
	Index*	Type of Index	Segment Duration	Crediting Method	Protection Limit on Index Loss (if held until Segment maturity)		Minimum Limit on Index Gain (for the life of the Indexed Account)		Maximum Loss on Segment Maturity Date
Contingent Return Indexed Accounts-continued
S&P 500/Russell 2000 (Lesser of) 3-year Contingent Return with -10% Buffer	S&P 500/ Russell 2000 (Lesser of)	Market Index	3 years	Contingent Return Point-to-Point with a Buffer	-10%	Buffer	3%	Minimum Contingent Return	90%
S&P 500/Russell 2000 (Lesser of) 3-year Contingent Return with -15% Buffer	S&P 500/ Russell 2000 (Lesser of)	Market Index	3 years	Contingent Return Point-to-Point with a Buffer	-15%	Buffer	3%	Minimum Contingent Return	85%
S&P 500/Russell 2000 (Lesser of) 3-year Contingent Return with -20% Buffer	S&P 500/ Russell 2000 (Lesser of)	Market Index	3 years	Contingent Return Point-to-Point with a Buffer	-20%	Buffer	3%	Minimum Contingent Return	80%
S&P 500/Russell 2000 (Lesser of) 6-year Contingent Return with -10% Buffer	S&P 500/ Russell 2000 (Lesser of)	Market Index	6 years	Contingent Return Point-to-Point with a Buffer	-10%	Buffer	6%	Minimum Contingent Return	90%
S&P 500/Russell 2000 (Lesser of) 6-year Contingent Return with -15% Buffer	S&P 500/ Russell 2000 (Lesser of)	Market Index	6 years	Contingent Return Point-to-Point with a Buffer	-15%	Buffer	6%	Minimum Contingent Return	85%
S&P 500/Russell 2000 (Lesser of) 6-year Contingent Return with -25% Buffer	S&P 500/ Russell 2000 (Lesser of)	Market Index	6 years	Contingent Return Point-to-Point with a Buffer	-25%	Buffer	6%	Minimum Contingent Return	75%
Income Choice Indexed Accounts
S&P 500 1-year Income Choice with -10% Buffer §	S&P 500	Market Index	1 year	Income Choice Point-to-Point with a Buffer	-10%	Buffer	1%	Minimum Annualized Income Rate	90%
S&P 500 1-year Income Choice with -20% Buffer §	S&P 500	Market Index	1 year	Income Choice Point-to-Point with a Buffer	-20%	Buffer	1%	Minimum Annualized Income Rate	80%
S&P 500/Russell 2000 (Lesser of) 1-year Income Choice with -10% Buffer §	S&P 500/ Russell 2000 (Lesser of)	Market Index	1 year	Income Choice Point-to-Point with a Buffer	-10%	Buffer	1%	Minimum Annualized Income Rate	90%
S&P 500/Russell 2000 (Lesser of) 1-year Income Choice with -20% Buffer §	S&P 500/ Russell 2000 (Lesser of)	Market Index	1 year	Income Choice Point-to-Point with a Buffer	-20%	Buffer	1%	Minimum Annualized Income Rate	80%
*
Each of the Indexes is a “price return index,” not a “total return” Index, and therefore does not reflect dividends paid on the securities composing
Index. Additionally, the iShares U.S. Real Estate ETF deducts underlying fund fees or expenses when calculating performance. This will reduce the
Index return and cause the Index to underperform a direct investment in the securities composing the Index.
†
Not available for Contracts issued in Oregon
§
Not available for Contracts issued in Missouri

Index-Linked Option [Line Items]
Index-Linked Option Available, Price Return Index Underperforms [Text Block]
Each of the Indexes is a “price return index,” not a “total return” Index, and therefore does not reflect dividends paid on the securities composing
Index. Additionally, the iShares U.S. Real Estate ETF deducts underlying fund fees or expenses when calculating performance. This will reduce the
Index return and cause the Index to underperform a direct investment in the securities composing the Index.

Index-Linked Option Available, Current Limit on Index Losses [Percent]		15.00%
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		8.00%
Index-Linked Option Available, Lowest Limit on Gains [Percent]		100.00%
Fixed Option [Line Items]
Fixed Options Available [Table Text Block]
The following is a list of Fixed Option(s) currently available under the Contract. We may change the features of the Fixed
Options listed below or terminate existing Fixed Options. We will provide you with written notice before doing so.
See “Investment Options – Interim Account” for more information.
Note: If amounts are withdrawn from a Fixed Option before the end of its term, we will not apply a contract adjustment.

Name	Contract Issue Year:	Minimum Guaranteed Interest Rate
Interim Account	2026	2.40%
	2025	2.65%
	2024	3.00%

Item 31A. Non-Variable Annuities [Line Items]
Non-variable Annuities [Table Text Block]
Item 31A. Information about Contracts with Indexed-Linked Options and Fixed Options Subject to a Contract Adjustment
(a)

Name of the Contract	Number of Contracts Outstanding	Total Value Attributable to the Index and/or Fixed Option Subject to an Adjustment	Number of Contracts Sold During the Prior Calendar Year	Gross Premiums Received During the Prior Calendar Year	Amount of Contract Value Redeemed During the Prior Calendar Year	Combination Contract (Yes/No)
RiverSource Structured Solutions 2 annuity	45,153	8,298,705,816	22,442	3,814,395,172	56,856,083	No

Non-variable Annuities [Line Items]
Non-variable Annuities, Name		RiverSource Structured Solutions 2 annuity
Standard Death Benefit [Member]
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]		Standard Death Benefit
Purpose of Benefit [Text Block]
For Contract Owners age 80 or younger:
Pays a death benefit to Your
Beneficiary(ies) equal to the greater of
(1) the Contract Value (adjusted for any
rider charges); (2) the Full Surrender
Value; or (3) the ROPP Value.
For Contract Owners age 81 or older:
Pays a death benefit to Your
Beneficiary(ies) equal to the greater of
(1) the Contract Value (adjusted for any
rider charges); or (2) the Full Surrender
Value.

Brief Restrictions / Limitations [Text Block]
•
Only available during the
Accumulation Phase.
•
Partial surrenders will reduce the
Contract Value and Full Surrender
Value.
•
Partial surrenders will proportionally
reduce the ROPP Value, and the
reduction may be greater than the
value withdrawn.
•
Contract Value component is based
on the daily Segment Value
Calculation if a death benefit is paid
from the Segments before maturity.
This may cause a loss.

Name of Benefit [Text Block]		Standard Death Benefit
Operation of Benefit [Text Block]
Standard Death Benefit
We will pay the Standard death benefit to Your beneficiary upon Your death if You die before the Annuitization Start Date with the Contract Value greater than zero. If a Contract has more than one person as the Owner, We will pay benefits upon the first to die of any Owner.
If You are age 80 or younger on the application date or the date of the most recent covered life change, We will pay the beneficiary the greatest of:
•
the Contract Value, after any rider charges have been deducted; or
•
the Full Surrender Value; or
•
the Return of Purchase Payment (ROPP) Value.
If You are age 81 or older on the Contract application date or the date of the most recent covered life change, We will pay the beneficiary the greater of:
•
the Contract Value, after any rider charges have been deducted; or
•
the Full Surrender Value.
If You take a partial surrender, the ROPP Value will be reduced proportionally based on the percentage of Contract Value that is withdrawn. This means that if the Contract Value is higher than the ROPP Value at the time of a partial surrender, then the ROPP Value is reduced by an amount that is less than the dollar amount withdrawn. Conversely, if the Contract
Value is lower than the ROPP Value at the time of a partial surrender, then the ROPP Value is reduced by an amount that is more than the dollar amount withdrawn.
Here are some terms that are used to describe the Standard Death benefit and optional death benefits:
ROPP Value:
is the purchase payment on the Contract Date. Adjusted partial surrenders will be subtracted from the
ROPP Value.
Adjustments for Partial Surrenders:
Adjustments for partial surrenders are calculated for each partial surrender using the following formula:

Adjusted partial surrenders	=	a × b
c

a	=	the amount Your Contract Value is reduced by the partial surrender.
b	=	the applicable ROPP Value or MAV on the date of the partial surrender.
c	=	the Contract Value on the date of (but prior to) the partial surrender.
If You take a partial surrender, the applicable ROPP or MAV will be reduced proportionally based on the percentage of
Contract Value that is withdrawn. This means that if the Contract Value is higher than the ROPP or MAV at the time of a partial surrender, then the ROPP or MAV is reduced by an amount that is less than the dollar amount withdrawn.
Conversely, if the Contract Value is lower than the ROPP or MAV at the time of a partial surrender, then the ROPP or
MAV is reduced by an amount that is more than the dollar amount withdrawn.
Covered Life Change
: is either continuation of the Contract by a spouse under the Spouse’s Option to Continue
Contract provision, or an ownership change where any Owner after the ownership change was not an Owner prior to the change.
Full Surrender Value
: is the Contract Value immediately prior to the surrender (immediately prior to payment of a death claim for death benefits):
•
less any Surrender Charge, and
•
less any pro rata rider charges, and
•
plus any Market Value Adjustment.
For a spouse who continues the Contract and is age 80 or younger, we set the ROPP Value to the Contract Value on the date of the continuation after any rider charges have been deducted and after any increase to the Contract Value due to the death benefit that would otherwise have been paid.
After a covered life change other than for the spouse who continues the Contract, if the prior owner and all current owners are eligible for the ROPP Death Benefit, We reset the ROPP Value on the valuation date we receive Your written request for the ownership change to the Contract Value after any rider charges have been deducted, if the Contract
Value is less. If the prior owner was not eligible for the ROPP Death Benefit, but the new owner is eligible, We reset the
ROPP Value to the Contract Value after any rider charges have been deducted on the Business Day We receive Your request for the ownership change.
.
Examples – Standard ROPP Death Benefit:
Assumptions:
•
You purchase the Contract with a payment of $100,000: and
•
During the second Contract Year You take a $5,000 partial surrender. Contract Value will be reduced by the dollar amount of the partial surrender.

#1 Down Market Example:
Contract Value (before the partial surrender):	$ 85,000.00
Purchase payment minus adjusted partial surrenders:
Total purchase payment:	$ 100,000.00
minus adjusted partial surrenders, calculated as:
$5,000 × $100,000 =	–5,882.35
$85,000
for a ROPP death benefit of:	$ 94,117.65
The Full Surrender Value (after the partial surrender):	$ 73,500.00
The Death Benefit is greatest of Contract Value (after the partial surrender), Full Surrender Value and ROPP:	$ 94,117.65

#2 Up Market Example:
Contract Value (before the partial surrender):	$ 110,000.00
Purchase payment minus adjusted partial surrenders:
Total purchase payment:	$ 100,000.00
minus adjusted partial surrenders, calculated as:
$5,000 × $100,000 =	–4,545.45
$110,000
for a ROPP death benefit of:	$ 95,454.55
The Full Surrender Value (after the partial surrender):	$ 97,450.00
The Death Benefit is greatest of Contract Value (after the partial surrender), Full Surrender Value, and ROPP:	$ 105,000.00

Total Surrender Charge Free Amount [Member]
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]		Total Surrender Charge Free Amount
Purpose of Benefit [Text Block]		Permits the withdrawal of a portion of the Contract Value each Contract Year without incurring Surrender Charges.
Brief Restrictions / Limitations [Text Block]
•
Only available during the
Accumulation Phase.
•
Surrenders of the Total Surrender
Charge Free Amount may be subject
to a negative MVA, taxes and/or tax
penalties.
•
Based on the daily Segment Value
Calculation if paid from the
Segments before maturity.
•
Any unused portion of the Total
Surrender Charge Free Amount may
not be carried over to subsequent
Contract Years.

Name of Benefit [Text Block]		Total Surrender Charge Free Amount
Hospital or Nursing Home Confinement Waiver [Member]
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]		Hospital or Nursing Home Confinement Waiver
Purpose of Benefit [Text Block]		Waives the Surrender Charge on surrenders in the event of confinement to a hospital or nursing home.
Brief Restrictions / Limitations [Text Block]
•
Only available during the
Accumulation Phase.
•
Not permitted for Contract Owners
aged 76 or older on the Contract
application date.
•
Confinement period must be at
least 60 days.
•
Confinement must begin after the
Contract Date.
•
We must receive Your surrender
request no later than 91 days after
Your release from the hospital or
nursing home.
•
Surrenders under the waiver may be
subject to a negative MVA, taxes
and/or tax penalties.

Name of Benefit [Text Block]		Hospital or Nursing Home Confinement Waiver
Terminal Illness Waiver [Member]
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]		Terminal Illness Waiver
Purpose of Benefit [Text Block]		Waives the Surrender Charge on surrenders in the event of diagnosis with a terminal illness.
Brief Restrictions / Limitations [Text Block]
•
Only available during the
Accumulation Phase.
•
Illness must meet the criteria as
defined by the waiver.
•
Acceptable proof of diagnosis must
be received by Us.
•
Surrenders under the waiver may be
subject to a negative MVA, taxes
and tax penalties.

Name of Benefit [Text Block]		Terminal Illness Waiver
Automatic Rebalancing [Member]
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]		Automatic Rebalancing
Purpose of Benefit [Text Block]
Provides automatic reallocation each
Contract Anniversary of Your Contract
Value between 1-year Indexed Accounts
and the Interim Account (when available)
according to Your current allocation
instructions.

Brief Restrictions / Limitations [Text Block]
•
Only available during the
Accumulation Phase.
•
If You request a transfer between
accounts, automatic rebalancing
will be cancelled.
•
May not be elected while invested
in multi-year Indexed Accounts.
•
Certain events will cancel automatic
rebalancing.
•
Interim Account is available after
the MVA Period or after a spousal
continuation.

Name of Benefit [Text Block]		Automatic Rebalancing
Operation of Benefit [Text Block]
Automatic Rebalancing
If You are invested only in 1-year Indexed Accounts and the Interim Account, You have the option to elect automatic rebalancing for Your Contract. You can elect this option any time by sending Us a Written Request or by other method agreed to by Us. If automatic rebalancing is elected, on each Contract Anniversary We will reallocate Your Contract Value between all 1-year Indexed Accounts and the Interim Account (only available after the MVA Period or a spousal continuation) according to Your current election instructions for the Contract.
If You request a transfer between accounts, automatic rebalancing will be cancelled and will not occur on the Contract
Anniversary. You can re-enroll in automatic rebalancing after the Contract Anniversary.
If a Contract currently has multi-year Segments open, You must wait for them all to mature, transfer all the money out of the multi-year Indexed accounts, and then You can request to turn on automatic rebalancing to be effective on the following Contract Anniversary.
Automatic rebalancing will turn off upon any ownership change, including spousal continuation and inherited IRA set up after death. The new owner would need to request the feature to be turned on and provide updated election instructions at that time.
We reserve the right to cancel automatic rebalancing at any time, for any reason.
You may discontinue automatic rebalancing at any time by sending Us a Written Request or by other method agreed to by Us.
Optional Automated Transfer Program
We currently offer an optional automated transfer program. While You are enrolled in this program, before We process any other transfer instructions or automatic rebalancing on the Contract Anniversary, We will transfer the amount You request to the Interim Account according to any procedures that are then currently in effect. Any transfer instructions or automatic rebalancing described above will apply to any remaining Contract Value in the Interim Account and any
Segments that mature on that Contract Anniversary.
If you have money allocated to Contingent Return Indexed Accounts with a 1-year duration and you have set up automated partial surrenders for any Contingent Return earnings, then You will be enrolled in the Automated Transfer
Program. On each Contract Anniversary, we will automatically transfer any earnings that are greater than $0 from the
1-year Segments with a Contingent Return to the Interim Account (subject to the Total Surrender Charge Free Amount).
For example, if the Contingent Return earnings in two Segments are $1,000 and $500, we will automatically transfer those amounts from each Segment and move $1,500 to the Interim Account on the Contract Anniversary. We will not transfer amounts from Segments with a negative return or a duration longer than 1-year. The amounts transferred are not reduced for any rider fee charged on the Contract Anniversary, if applicable.
The Contingent Return earnings transferred to the Interim Account cannot exceed the Total Surrender Charge Free
Amount. If the transfer is limited by the Total Surrender Charge Free Amount, then the amount transferred will be proportional to the positive earnings, if any, in each Segment with a Contingent Return. For example, if the Contingent
Return earnings in two Segments are $1,000 and $500 on the Contract Anniversary and the Total Surrender Charge
Free Amount is $1,200, then we will automatically transfer $800 and $400 respectively from the two Segments and move $1,200 to the Interim Account.
Partial surrenders are deducted from the Interim Account first so You may find the Automated Transfer Program beneficial if You wish to limit partial surrenders from Segment Values that are subject to daily fluctuations and to avoid the Segment Value Calculation before the Segment Maturity Date. Also, partial surrenders from the Interim Account are not subject to an MVA.
You may cancel the Automated Transfer Program at any time. If You cancel this program or if you cancel automated partial surrenders, any Contract Value in the Interim Account will remain in that account until the next Contract
Anniversary. We reserve the right to no longer offer the Automated Transfer Program at any time.

Automated Transfer Program [Member]
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]		Automated Transfer Program
Purpose of Benefit [Text Block]		Provides automatic transfer each Contract Anniversary of any earnings from the 1-year Contingent Return Segments to the Interim Account.
Brief Restrictions / Limitations [Text Block]
•
Only available during the
Accumulation Phase.
•
You will be enrolled in the
automated transfer program if you
have set up automated partial
surrenders of Contingent Return
earnings.
•
If You cancel automated partial
surrenders, the automated transfer
program will be cancelled.
•
Transfers will only be made from
1-year Contingent Return Segments.
•
Segments with a negative return will
not have a transfer.
•
Transferred amounts may not
exceed the Total
Surrender Charge Free Amount.

Name of Benefit [Text Block]		Automated Transfer Program
Elective or Automatic Lock [Member]
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]		Elective or Automatic Lock
Purpose of Benefit [Text Block]		Upon exercise, “locks” the Segment Value during a Segment so that the Segment Value does not change for the remainder of the Segment duration.
Brief Restrictions / Limitations [Text Block]
•
Only available during the
Accumulation Phase.
•
Only available for the Indexed
Accounts.
•
Only one lock may be exercised per
Segment.
•
Automatic locks not available for
Annual Lock and Income Choice
Indexed Accounts.
•
A Segment Value lock (either
elective or automatic) is irrevocable.
•
Automatic Lock Target must be a
positive percentage.
•
Automatic Lock Target will apply for
the entire Segment, unless You
remove or change the Automatic
Lock Target before the Segment
Lock Date.
•
Any Automatic Lock Target will not
carry over to a new Segment.
•
For elective locks, You will not know
the locked-in Segment Value prior to
locking the Segment. The locked-in
Segment Value could be lower than
You anticipated.
•
For Income Choice Segments, an
elective lock will stop Monthly
Income for the remainder of the
Segment.
•
Surrenders will reduce the locked
Segment Value.
•
Buffer or Trigger will not be applied
to the locked value.
•
If You lock in the Segment Value
when the Segment has declined in
value, You will lock in a loss.
•
Locked value will not participate in
Index performance (positive or
negative) for the remainder of the
Segment Term, and will not receive
a Segment rate of return on the
Segment Maturity Date.
•
If an automatic lock happens
shortly before a Contract
Anniversary, the Segment will
mature on that Anniversary and You
will have limited time to provide new
allocation instructions. If no
instructions are received, the
Segment Value will renew into a
new Segment of the same Indexed
Account;
•
For multi-year Segments, when the
Segment Value is locked, the
Segment Maturity Date will be
changed to the next Contract
Anniversary if it was originally a
later Contract Anniversary date.
•
There may not be an optimal time
to request an elective lock or set an
Automatic Lock Target.
•
We will not advise You as to
whether You should exercise the
lock-in features or the optimal time
for doing so.

Name of Benefit [Text Block]		Elective or Automatic Lock
Return of Purchase Payment ROPP Death Benefit [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Other Amount), Maximum [Percent]		0.95%
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]		Return of Purchase Payment (“ROPP”) Death Benefit
Purpose of Benefit [Text Block]		Pays a death benefit to Your Beneficiary(ies) equal to the greater of (1) the Contract Value (adjusted for any rider charges); (2) the Full Surrender Value; or (3) the ROPP Value.
Optional Benefit Expense (of Other Amount), Maximum [Percent]		0.95%
Brief Restrictions / Limitations [Text Block]
•
Only available during the
Accumulation Phase.
•
Only available to Contract Owners
aged 81 or older on the Contract
application date.
•
May only be elected at Contract
purchase.
•
May only be terminated by You if We
increase the annual rider fee.
•
Once terminated, the rider may not
be reinstated.
•
Partial surrenders and rider charges
will reduce the Contract Value and
Full Surrender Value.
•
Partial surrenders will proportionally
reduce the ROPP Value, and the
reduction may be greater than the
value withdrawn.
•
Deduction of the annual rider fee on
Contract Anniversaries during
multi-year Segments will be based
on the Segment Value Calculation,
and will reduce the Investment
Base proportionally.
•
Contract Value component is based
on the Segment Value Calculation if
a death benefit is paid from the
Segments before maturity. This may
cause a loss.

Name of Benefit [Text Block]		Return of Purchase Payment (“ROPP”) Death Benefit
Maximum Anniversary Value MAV Death Benefit [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Other Amount), Maximum [Percent]		0.40%
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]		Maximum Anniversary Value (“MAV”) Death Benefit
Purpose of Benefit [Text Block]		Pays a death benefit to Your Beneficiary(ies) equal to the greater of (1) the Contract Value (adjusted for any rider charges); (2) the Full Surrender Value; (3) the ROPP Value, or (4) the MAV.
Optional Benefit Expense (of Other Amount), Maximum [Percent]		0.40%
Brief Restrictions / Limitations [Text Block]
•
Only available during the
Accumulation Phase.
•
Only available to Contract Owners
age 80 or younger on the Contract
application date.
•
May only be elected at Contract
purchase.
•
May only be terminated by You if We
increase the annual rider fee.
•
Once terminated, the rider may not
be reinstated.
•
No resets to the MAV after the
oldest Owner’s 91st birthday.
•
Any automatic reset of the MAV will
increase the amount of the annual
rider fee deduction.
•
Partial surrenders and rider charges
will reduce the Contract Value and
the Full Surrender Value.
•
Partial surrenders will proportionally
reduce the ROPP value and MAV,
and the reduction may be greater
than the value withdrawn.
•
Deduction of the annual rider fee on
Contract Anniversaries during
multi-year Segments will be based
on the Segment Value Calculation
and will reduce the Investment
Base proportionally.
•
Contract Value component is based
on the Segment Value Calculation if
a death benefit is paid from the
Segments before maturity. This may
cause a loss.

Name of Benefit [Text Block]		Maximum Anniversary Value (“MAV”) Death Benefit
ROPP Death Benefit [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]		0.95%
Optional Benefit Expense (of Benefit Base), Current [Percent]		0.60%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]		0.95%
Optional Benefit Expense (of Benefit Base), Current [Percent]		0.60%
Operation of Benefit [Text Block]
Optional Return of Purchase Payment (ROPP) Death Benefit
The ROPP Death Benefit will pay Your beneficiaries no less than Your purchase payment, adjusted for partial surrenders.
If You die before the annuitization start date and while this Contract is in force, the death benefit will be the greatest of:
•
the Contract Value after any rider charges have been deducted; or
•
the ROPP Value, or
•
the Full Surrender Value.
For a spouse who continues the contract and is age 81 or older, We reset the ROPP Value to the Contract Value on the date of the continuation after any rider charges have been deducted and after any increase to the Contract Value due to the death benefit that would otherwise have been paid. If the spouse who continues the Contract is age 80 or younger, the optional ROPP Death Benefit will terminate and the Standard Death Benefit will apply.
After a covered life change other than for the spouse who continues the Contract, if any Owner is age 81 or older We reset the ROPP Value on the Business Day We receive your request for the ownership change to the Contract Value after any rider charges have been deducted, if the Contract Value is less. If all Owners are age 80 or younger, the optional
ROPP Death Benefit will terminate and the Standard Death Benefit will apply.
If You take a partial surrender, the ROPP Value will be reduced proportionally based on the percentage of Contract Value that is withdrawn. This means that if the Contract Value is higher than the ROPP Value at the time of a partial surrender, then the ROPP Value is reduced by an amount that is less than the dollar amount withdrawn. Conversely, if the Contract
Value is lower than the ROPP Value at the time of a partial surrender, then the ROPP Value is reduced by an amount that is more than the dollar amount withdrawn.
For an example, see Appendix E.

Calculation Method of Benefit [Text Block]
Example — ROPP Death Benefit
Assumptions:
•
You purchase the contract with a purchase payment of $100,000; and
•
During the second contract year the contract value falls to $85,000 and you take a $5,000 partial surrender leaving a contract value of $80,000.

We calculate the ROPP Death Benefit as follows:
Contract value at death (after partial year rider fee) :	$ 79,700.00
Purchase payments minus adjusted partial surrenders:
Total purchase payments:	$ 100,000.00
minus adjusted partial surrenders, calculated as:
$5,000 × $100,000 =	–$ 5,882.35
$85,000
for a ROPP death benefit of:	$ 94,117.65
The full surrender value at death:	$ 73,500.00
The Death Benefit is the greater of Contract Value, full surrender value, and ROPP:	$ 94,117.65

MAV Death Benefit [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]		0.40%
Optional Benefit Expense (of Benefit Base), Current [Percent]		0.30%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]		0.40%
Optional Benefit Expense (of Benefit Base), Current [Percent]		0.30%
Operation of Benefit [Text Block]
Maximum Anniversary Value (MAV) Death Benefit
The MAV Death Benefit provides that if You die while the Contract is in force and before the annuitization start date, the death benefit will be the greatest of these values:
•
the Contract Value after any rider charges have been deducted; or
•
the Full Surrender Value; or
•
the ROPP Value; or
•
the MAV.
The MAV equals the ROPP Value prior to the first Contract Anniversary. Ever y Contract Anniversary prior to the earlier of the oldest owner’s 91st birthday and prior to any owner’s death, if the Contract Value is greater than the MAV, We reset the MAV to the Contract Value. The Contract Value used will be after all returns have been calculated and rider fees have been deducted. The MAV is decreased by adjusted partial surrenders. Automatic increases of the MAV will increase the amount of the annual rider charge deduction.
After a covered life change other than for a spouse who continues the Contract, if all owners are age 80 or younger, we reset the MAV on the Business Day we receive your request for the ownership change to the lesser of these two values:
(a) the Contract Value after any rider charges have been deducted, or
(b) the MAV on that date, but prior to the reset.
If any owner is age 81 or older at the time of the covered life change, the MAV death benefit will terminate and the
Standard Death Benefit will apply.
On and after the oldest owner’s 91st birthday, the MAV is not reset annually, but will continue to be adjusted for partial surrenders.
For an example, see Appendix E.

Calculation Method of Benefit [Text Block]
Example — MAV Death Benefit
Assumptions:
•
You purchase the contract with a purchase payment of $100,000; and
•
On the first contract anniversary the contract value grows to $110,000.
•
During the second contract year the contract value falls to $85,000 and you take a $5,000 partial surrender, leaving a contract value of $80,000.

We calculate the MAV death benefit, which is based on the greater of four values, as follows:
1.	Contract value at death (after partial year rider fee):	$ 79,835.00
2.	Purchase payments minus adjusted partial surrenders:
	Total purchase payments:	$ 100,000.00
minus adjusted partial surrenders, calculated as:
	$5,000 × $100,000 =	–$ 5,882.35
$85,000
	for a ROPP death benefit of:	$ 94,117.65
3.	The MAV immediately preceding the date of death:
	Greatest of your contract anniversary values:	$ 110,000.00
minus adjusted partial surrenders, calculated as:
	$5,000 × $110,000 =	–$ 6,470.59
$85,000
	for a MAV death benefit of:	$ 103,529.41
4.	Surrender Value at death:	$ 78,000.00
The MAV Death Benefit, calculated as the greatest of these four values, which is the MAV:		$ 103,529.41

Segment Value [Member]
Item 2. Overview of the Contract [Line Items]
Overview, Investor Could Lose Money Due to Contract Adjustments if Amounts are Removed [Text Block]
Segment Value Calculation.
You could lose a significant amount of money due to the Segment Value Calculation if amounts are removed prior to the Segment Maturity Date.
Full and partial surrenders (including, RMDs, and the
Total Surrender Charge Free Amount, but excluding Income Choice monthly income), death benefits, and annuitization from the Segments before the Segment Maturity Date, as well as the elective and automatic lock features, will be based on the Segment Value Calculation.

Overview, Transactions Subject to Contract Adjustments [Text Block]
Full and partial surrenders (including, RMDs, and the
Total Surrender Charge Free Amount, but excluding Income Choice monthly income), death benefits, and annuitization from the Segments before the Segment Maturity Date, as well as the elective and automatic lock features, will be based on the Segment Value Calculation.

Item 3. Key Information [Line Items]
Key Information, Contract Adjustments if Amounts are Removed [Text Block]	If all or a portion of Contract Value is removed from a Segment prior to theSegment Maturity Date, the Segment Value Calculation is used todetermine the amount available. In extreme circumstances, depending on the Indexed Account(s) you select, You could lose up to
100
% of the
amount invested in a Segment due to the Segment Value Calculation.
Key Information, Maximum Loss Resulting from Negative Adjustment [Percent]		100.00%
Key Information, Example of Maximum Loss Resulting from Negative Adjustment [Text Block]	Forexample, if you allocate $100,000 to a 3-year Segment and take a
s
urrender before the 3 years have ended, you could lose up to $
100,000
.
Full and partial surrenders (including RMDs and the Total Surrender ChargeFree Amount, but excluding Income Choice monthly income), deathbenefits, and annuitization from the Segments before the Segment MaturityDate, as well as the elective and automatic lock features, will be based onthe Segment Value Calculation.
Key Information, Example of Maximum Loss on One Hundred Thousand Dollars Resulting from Negative Adjustment		$ 100,000
Item 4. Fee Table [Line Items]
Contract Adjustment, Maximum Potential Loss Over Value at Start of Crediting Period [Percent]		100.00%
Item 7. Charges and Adjustments [Line Items]
Contract Adjustment, Maximum Potential Loss [Percent]		100.00%
Contract Adjustment, Purpose [Text Block]
The purpose of the Segment Value Calculation is to shift from Us to
You the risk that these instruments may increase or decrease in value when amounts are surrendered or otherwise removed from the Contract.

Contract Adjustment, Obtaining Current Value of an Adjustment [Text Block]		You may obtain information about the current Segment Value by contacting our Service Center at 1-800-862-7919.
Contract Adjustment, Current Value of an Adjustment Fluctuates [Text Block]		However, the Segment Value before the Segment Maturity Date fluctuates daily, and the value quoted may be different from the actual value of the Segment at the time of your transaction.
Market Value Adjustment [Member]
Item 2. Overview of the Contract [Line Items]
Overview, Investor Could Lose Money Due to Contract Adjustments if Amounts are Removed [Text Block]
•
Market Value Adjustment.
A Market Value Adjustment (MVA) is a positive or negative adjustment that may be applied during the MVA Period when a full or partial surrender (including the Total Surrender Charge Free Amount and required minimum distributions, but excluding Income Choice monthly income and Contingent Return earnings when using the optional automated transfer program) is taken, when amounts are applied to an Annuity Payment plan, or death benefit is paid. An MVA may increase the death benefit but will not decrease it. If the MVA is positive, it will increase the full surrender value which is one of the components of the death benefit.
The MVA
applies to surrenders and other
such
transactions that occur at any time during the MVA Period, including on a
Segment Maturity date, except as provided below. The MVA Period matches the surrender charge period you chose.
The MVA will either increase or decrease the full or partial surrender amount or the amount applied to
Annuity Payments. You could lose a significant amount of money due to a negative MVA if amounts are removed prior to the end of the MVA Period.
•
An MVA is calculated for each Segment using a formula that takes into account (1) the change in an external index since the contract was issued (the MVA Reference Rate), (2) the dollar amount of the proxy value of the hypothetical fixed assets for the Segment (which is equal to the Investment Base on the Segment Maturity Date), and (3) the time remaining in the MVA Period.

Overview, Transactions Subject to Contract Adjustments [Text Block]
The MVA will either increase or decrease the full or partial surrender amount or the amount applied to
Annuity Payments. You could lose a significant amount of money due to a negative MVA if amounts are removed prior to the end of the MVA Period.
An MVA is calculated for each Segment using a formula that takes into account (1) the change in an external index since the contract was issued (the MVA Reference Rate), (2) the dollar amount of the proxy value of the hypothetical fixed assets for the Segment (which is equal to the Investment Base on the Segment Maturity Date), and (3) the time remaining in the MVA Period.

Item 3. Key Information [Line Items]
Key Information, Contract Adjustments if Amounts are Removed [Text Block]		If all or a portion of Contract Value is removed from a Segment before theend of the MVA Period, We will apply an MVA, which may be negative. Inextreme circumstances, a negative MVA could significantly reduce theamount You receive. You could lose up to 100% of the amount invested inthe Contract due to a negative MVA.
Key Information, Maximum Loss Resulting from Negative Adjustment [Percent]		100.00%
Key Information, Example of Maximum Loss Resulting from Negative Adjustment [Text Block]		For example, if you elect a 3-yearSurrender Charge Period (which has a 3-year MVA Period), invest$100,000, and then take a full surrender before the end of the MVAPeriod, you could lose up to $100,000.An MVA will apply to full and partial surrenders (including RMDs, and theTotal Surrender Charge Free Amount, but excluding Income Choice monthlyincome and Contingent Return earnings when using the optional automatedtransfer program), annuitization, and death benefit payments from theSegments during the MVA Period. An MVA may increase the death benefitbut will not decrease it.
Key Information, Example of Maximum Loss on One Hundred Thousand Dollars Resulting from Negative Adjustment		$ 100,000
Item 4. Fee Table [Line Items]
Contract Adjustment, Maximum Potential Loss Over Value at Start of Crediting Period [Percent]		100.00%
Item 7. Charges and Adjustments [Line Items]
Contract Adjustment [Table Text Block]
Market Value Adjustments
A Market Value Adjustment (MVA) is a positive or negative adjustment that may be applied during the MVA Period when a full or partial surrender (including the Total Surrender Charge Free Amount and RMDs, but excluding Income Choice monthly income and Contingent Return earnings when using the optional automated transfer program) is taken, when amounts are applied to an Annuity Payment plan, or a death benefit is paid from the Indexed Accounts. An MVA may increase the death benefit but will not decrease it. If the MVA is positive, it will increase the Full Surrender Value, which is one of the components of the death benefit. The MVA applies to surrenders and other such transactions that occur at any time during the MVA Period, including on a Segment Maturity Date, except as provided below. The MVA Period matches the Surrender Charge period You chose. The MVA will either increase or decrease the amount You receive for a full or partial surrender or the amount applied to Annuity Payments.
An MVA does not apply to the following:
•
surrenders from the Interim Account; and
•
transfers between Indexed Accounts or the Interim Account; and
•
any transactions on or after the date the MVA Period ends; and
•
after a spouse has elected to continue the Contract under the Spouse's Option to Continue Contract provision; and
•
if this Contract is continued as an inherited IRA following Your death; and
•
any partial surrenders of the Monthly Income under the Income Choice Crediting Method.
The MVA is not a fee or charge provided in consideration for any specific Contract features. The MVA is related to the value of the fixed income instruments that We may hold to support Our obligations under the Indexed Accounts.
The
purpose of the MVA is to shift from Us to You the risk that these fixed income instruments may increase or decrease in value when amounts are surrendered or otherwise removed from the Contract.
The MVA is calculated for each Segment using a formula that takes into account (1) the change in an external index since the Contract was issued (the MVA Reference Rate), (2) the dollar amount of the proxy value of the hypothetical fixed assets for the Segment, and (3) the time remaining in the MVA Period.
MVA Reference Rate
The MVA reference rate is used to calculate the MVA factor, as described below. The MVA reference rate for any Day is the previous Business Day’s Index Value of the Bloomberg US Agg Credit Index - Yield to Worst rate (Ticker: LUCRYW).
MVA Factor
The MVA factor is a percentage used to calculate the MVA amount and is equal to:
MVA factor = [(1 + i) / (1 + j)]
k
- 1
Where:
i = MVA reference rate on the Contract Date
j = current MVA reference rate
k = MVA Period x ( [number of full and partial years remaining in the MVA Period / MVA Period]
m
)
m= MVA Exponent = 0.5
MVA Amount
The MVA amount is the dollar amount of the adjustment added to or subtracted from the full or partial surrender amount or the amount applied to an Annuity Payment plan or added to the death benefit amount. The MVA amount for each
Segment is equal to the MVA factor multiplied by the proxy value of the hypothetical fixed assets for that Segment
(which is determined by the Segment Value Calculation). Note: on the Segment Maturity Date, the proxy value of the hypothetical fixed assets is equal to the Investment Base. The total MVA amount is the sum of the MVA amounts for each Segment.
The Full Surrender Value at any time will be the Contract Value immediately prior to the surrender (which is based on the
Segment Value Calculation) less any Surrender Charge, less any rider charges, and adjusted for any MVA.
For a partial surrender, the amount paid to You will equal the amount withdrawn from the Contract Value, less any
Surrender Charge, and adjusted for any MVA. For a partial surrender, the MVA amount for each Segment is proportional to the amount of Contract Value deducted from each Segment. For additional information about surrenders, see,
“Surrenders.”
If there is a significant increase in interest rates since the Contract is issued, You could experience a significant negative MVA for any surrenders or when Annuity Payments start, which will reduce the full or partial surrender amount or the amount applied to an annuity payment plan.
In extreme circumstances, you could lose a significant portion of the amount surrendered or otherwise removed from a Segment
. You could lose up to
100
% of the amount invested in
the Contract due to a negative MVA.
The MVA applies during the MVA Period. The protection option of the Segment does not apply to mitigate losses due to a negative MVA. Losses will be greater if Surrender Charges and rider fees are also deducted. Taxes and/or tax penalties may also apply. However, any negative MVA for a given interest rate change will decrease as You get closer to the end of the MVA Period. Generally, if there is a decrease in interest rates since the
Contract is issued, the MVA will be positive and will increase the amount you receive from a full or partial surrender, the death benefit payment, or the amount applied to Annuity Payments. There is no MVA after the MVA Period ends.
You may obtain information about the current value of an MVA by contacting Our Service Center at 1-800-862-7919.
However, the MVA fluctuates daily, and the value quoted may be different from the actual amount of the MVA at the time of your transaction
.
The table below shows examples of the calculation of the MVA Factor for a 6-Year MVA Period. Each of the examples shows a negative MVA. Please see the Statement of Additional Information (“SAI”) for additional examples demonstrating the calculation of the MVA.
Examples of MVA Factor for 6-Year Surrender Charge
	Duration After Issue	Reference Rate on Contract Date (i)	Current Reference Rate (j)	(k)	MVA Factor
#1	1 Day	1%	2%	6.00	-5.7%
#2	1 Day	1%	3%	6.00	-11.1%
#3	1 Day	1%	11%	6.00	-43.2%
#4	1 Day	1%	31%	6.00	-79.0%
#5	1 Day	1%	51%	6.00	-91.0%
#6	2 Years	1%	51%	4.90	-86.1%
#7	4 Years	1%	51%	3.46	-75.2%
Discontinuation of or Substantial Change to the MVA Index
If the MVA Index is discontinued, or if We no longer have the right to use the MVA Index, or if the MVA Index calculation or methodology substantially changes, We will substitute an alternative MVA Index, which is substantially similar if available, and notify You before the substitution.

Contract Adjustment, Maximum Potential Loss [Percent]		100.00%
Contract Adjustment, Negative Effect Could be Greater than Value Withdrawn [Text Block]
In extreme circumstances, you could lose a significant portion of the amount surrendered or otherwise removed from a Segment
. You could lose up to
100
% of the amount invested in
the Contract due to a negative MVA.

Contract Adjustment, Current Value of an Adjustment Fluctuates [Text Block]		However, the MVA fluctuates daily, and the value quoted may be different from the actual amount of the MVA at the time of your transaction .
Buffer Rate 10 [Member]
Index-Linked Option Market Risk [Line Items]
Index-Linked Option Risk, Lowest Maximum Loss Resulting from Negative Index Performance [Percent]		90.00%
Buffer Rate 15 [Member]
Index-Linked Option Market Risk [Line Items]
Index-Linked Option Risk, Lowest Maximum Loss Resulting from Negative Index Performance [Percent]		85.00%
Buffer Rate 20 [Member]
Index-Linked Option Market Risk [Line Items]
Index-Linked Option Risk, Lowest Maximum Loss Resulting from Negative Index Performance [Percent]		80.00%
Buffer Rate 25 [Member]
Index-Linked Option Market Risk [Line Items]
Index-Linked Option Risk, Lowest Maximum Loss Resulting from Negative Index Performance [Percent]		75.00%
One Year Guarantee Period Account [Member]
Index-Linked Option Details, Limits on Index Gains [Line Items]
Index-Linked Option Details, Current Limit on Index Gains [Percent]		2.00%
Index-Linked Option Details, Lowest Limit on Gains [Percent]		2.00%
Three Year Guarantee Period Account [Member]
Index-Linked Option Details, Limits on Index Gains [Line Items]
Index-Linked Option Details, Current Limit on Index Gains [Percent]		6.00%
Index-Linked Option Details, Lowest Limit on Gains [Percent]		3.00%
Six Year Guarantee Period Account [Member]
Index-Linked Option Details, Limits on Index Gains [Line Items]
Index-Linked Option Details, Current Limit on Index Gains [Percent]		8.00%
Index-Linked Option Details, Lowest Limit on Gains [Percent]		4.00%
Interim Account [Member]
Fixed Option [Line Items]
Fixed Option Available, Name		Interim Account
Fixed Option Available, Minimum Guaranteed Interest Rate [Percent]			2.40%	2.65%	3.00%
Dual Directional With Annual Fee And 15 Buffer [Member] | Postive Return [Member] | Point to Point 1 Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name		S&P 500 1-year Dual Directional with -15% Buffer
Risk of Loss [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]
Yes.
You can lose money by investing in the Contract. After taking into account the current limits on loss under the Contract, if You invest in an Indexed
Account with an Annual Fee (Reduction Rate) or an Annual Lock Indexed
Account and hold the Segment until the Segment Maturity Date, the maximum amount of loss You could experience due to negative Index performance is up to
100
% of your investment, including any prior
earnings. If You invest in any other Indexed Account with a Buffer, the maximum amount of loss You could experience ranges from 0% to 90% of your investment, including any prior earnings, depending on the Indexed
Account(s) You select. If you invest in an Indexed Account with a Trigger and hold the Segment until the maturity date, the maximum amount of loss
You could experience due to negative Index performance is
100
% of your
investment, including any prior earnings.
We guarantee that the S&P 500 1-year with -10% Buffer Indexed Account will always be available with a Guaranteed Minimum Cap of 2%.  In such case, if You invest in this Indexed Account with a -10% Buffer and hold the
Segment until the maturity date, You could lose up to 90% of Your investment, including any prior earnings, due to negative Index performance. There is no guarantee the contract will offer any indexed accounts that limit Index loss other than the S&P 500 1 year with -10%
Buffer Indexed Account. Without downside protection there is risk of loss of the entire amount invested.

Not Short Term Investment Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]
No.
•
The
Contract
is not a short-term investment and is not appropriate for an investor who needs ready access to cash.
•
The Contract’s tax deferral and long-term income features are generally more beneficial to investors who intend to hold the Contract for a long period of time and then use the Contract Value to supplement retirement income or for other long-term investment purposes.
•
Surrenders from the Contract may result in Surrender Charges, taxes and/or tax penalties. The Segment Value Calculation may decrease the amount available for surrender from a Segment before the Segment
Maturity Date.
•
Amounts removed from a Segment before the end of the MVA Period may also result in a negative MVA.
•
Partial surrenders from the Segments (excluding Income Choice monthly income) will reduce the Investment Base for the Segment based on the percentage of Segment Value that is withdrawn. The reduction to the
Investment Base may be greater than the amount withdrawn.
•
Reductions to the Investment Base will reduce your Segment Value for the remainder of the Segment, including the amount available on the
Segment Maturity Date, which may result in loss of positive index performance.
•
Partial surrenders (including RMDs, the Total Surrender Charge Free
Amount, Income Choice monthly income and Contingent Return earnings when using the optional automated transfer program) will proportionally reduce any guaranteed death benefit based on the percentage of
Contract Value that is withdrawn. The reduction to the death benefit may be greater than the value withdrawn.
•
At the end of each Segment, on the Contract Anniversary that coincides with the Segment Maturity Date, all or a portion of your Contract Value will be reallocated according to Your instructions.
If no transfer
instructions are received and You have not elected automatic rebalancing, any Contract Value in the Interim Account will remain in the
Interim Account for another Contract Year, subject to the new declared rate of interest. Any Contract Value in a maturing Segment (excluding amounts transferred under the optional automated transfer program) will renew into a new Segment for the same Indexed Account. If the Indexed
Account is no longer available, the Contract Value in the maturing
Segment will be automatically transferred to the Interim Account for the next Contract Year.

Investment Options Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]
An investment in the Contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the Contract (e.g., the Indexes). Each investment option (including the Interim Account) will have its own unique risks. You should review the available investment options before making an investment decision.
The Cap, Contingent Return, Annualized Income Rate, and/or Total
Reduction Rates, as applicable, may limit positive Index returns (e.g., limited upside).
This may result in You earning less than the Index rate of
return.
For example:
•
Cap.
If the Index rate of return is 15% and the Cap is 10%, the Segment rate of return will be 10% (the Index rate of return up to the Cap) on the
Segment Maturity Date.
•
Contingent Return
. If the Index rate of return is 15% and the Contingent
Return is 8%, the Segment rate of return will be 8% (the Contingent
Return) on the Segment Maturity Date.
•
Annualized Income Rate.
If the Index rate of return is 15%, the
Annualized Income Rate is 6%, and the Investment Base is $25,000, the
Monthly Income will be $125.00 (0.06 x 25,000 / 12) during the
Segment, and the Segment rate of return will be 0% on the Segment
Maturity Date.
•
Total Reduction Rate.
If the Index rate of return is 15%, the Cap is 12%,
and the Total Reduction Rate is 2%, the Segment rate of return will be
10% (the Index rate of return up to the Cap, minus the Total Reduction
Rate) on the Segment Maturity Date.
The Buffer or Trigger percentage, as applicable, may limit negative Index returns (e.g., limited protection in the case of market decline). For example:
•
Buffer.
The Buffer percentage is the maximum decrease in the Index
Value before the Segment rate of return will reflect a loss. You are responsible for all losses in excess of the Buffer. If the Index rate of return is -15% and the Buffer percentage is -10%, the Segment rate of return will be -5% (the amount of the negative Index rate of return that exceeds the Buffer percentage) on the Segment Maturity Date. For
Indexed Accounts with an Annual Fee (Reduction Rate), the Total
Reduction Rate will reduce the rate of return after the Buffer is applied.
For example, if the Index rate of return for a 3-year Segment is -15%, the
Buffer is -10%, and the Total Reduction Rate is 3%, the Segment rate of return will be -8%.
•
Trigger.
The Trigger percentage is the maximum percentage decrease in the Index rate of return before the Segment will incur a loss. You are responsible for the full loss if the Index rate of return is negative and the loss exceeds the Trigger. If the Index rate of return is -35% and the
Trigger percentage is -30%, the Segment rate of return will be -35% (the full negative Index rate of return) on the Segment Maturity Date.
Each Index is a “price return index,” not a “total return” Index, and therefore does not reflect dividends paid on the securities composing the
Index. Additionally, the iShares U.S. Real Estate ETF deducts underlying fund fees or expenses when calculating performance.
This will reduce
the Index return and cause the Index to underperform a direct investment in the securities composing the Index.

Insurance Company Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]
An investment in the Contract is subject to the risks related to RiverSource
Life Insurance Company. Any obligations (including under the Interim
Account and the Indexed Accounts), guarantees, or benefits are subject to
Our claims-paying ability. Information about RiverSource Life Insurance
Company, including our financial strength ratings, is available upon request by contacting 1-800-862-7919.

Liquidity Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Liquidity Risk
The Contract is intended to be a long-term investment that You may use to help save for retirement. The Contract is unsuitable as a short-term savings vehicle. This Contract is not appropriate for you if You intend to take partial surrenders before the end of the Surrender Charge period and MVA Period, or from the Indexed Accounts before
Segment maturity. All surrenders, including Income Choice monthly income, may be subject to Surrender Charges, taxes, and/or an IRS tax penalty (if You take a surrender prior to reaching age 59½). RMDs and the Total Surrender
Charge Free Amount will not be subject to Surrender Charges but will be subject to applicable taxes and/or tax penalties.
All partial surrenders (including RMDs, Income Choice monthly income, and the Total Surrender Charge Free Amount)
will reduce the Contract Value, and will reduce amounts available for future surrenders, as well as death benefit payments and annuitization. All partial surrenders will reduce the ROPP Value and the MAV (if applicable) in the same proportion that the Contract Value is reduced by the surrender. The reduction may be greater than the amount withdrawn.
All surrenders from the Segments prior to the Segment Maturity Date (except for Income Choice Monthly income) will be based on the Segment Value Calculation. This includes RMDs and the Total Surrender Charge Free Amount. The
Segment Value calculated prior to the Segment Maturity Date may be less than the amount allocated to the Segment, even if the Index rate of return is positive. All partial surrenders from the Segments before the Segment Maturity Date
(except for Income Choice Monthly Income) will also reduce the Investment Base in the same proportion that the
Segment Value is reduced by the surrender. The reduction may be significant and could be greater than the amount withdrawn. Reductions to the Investment Base will reduce your Segment Value for the remainder of the Segment, including the amount available on the Segment Maturity Date. For Income Choice Segments, any partial surrenders other than the Monthly Income will reduce the Investment Base proportionally, and therefore will reduce any remaining
Monthly Income for the Segment term. In extreme circumstances, you could lose up to
100
% of the amount invested in
a Segment, including any prior earnings, due to the Segment Value Calculation. You could lose up to
100
% of your
investment due to the Segment Value Calculation if amounts are withdrawn from an Indexed Account option before the end of a Segment. See “Risk of Loss - Segment Value Prior to Maturity” and “Impact of Partial Surrenders from the
Segments” for more information.
Additionally, all surrenders from the Segments during the MVA Period (except for Income Choice Monthly income and
Contingent Return earnings when using the optional automated transfer program) will be subject to an MVA, which may be negative. This includes RMDs, the Total Surrender Charge Free Amount and amounts applied to an annuity payment plan during the MVA Period. A negative MVA will reduce the amount you receive upon a surrender or the amount applied to an annuity payment plan. The protection option of the Segment does not apply to mitigate losses due to a negative
MVA. In extreme circumstances, you could lose up to
100
% of the amount surrendered or otherwise removed from a
Segment due to a negative MVA.
MVA Factor Examples for 6-Year Surrender Charge

Example	Duration After Issue	Reference Rate on Contract Date (i)	Current Reference Rate (j)	(k)	MVA Factor
1	1 Day	1%	2%	6.00	-5.7%
2	1 Day	1%	3%	6.00	-11.1%
3	1 Day	1%	11%	6.00	-43.2%
4	1 Day	1%	31%	6.00	-79.0%
5	1 Day	1%	51%	6.00	-91.0%
6	2 Years	1%	51%	4.90	-86.1%
7	4 Years	1%	51%	3.46	-75.2%
See “Contract Fees, Charges and Value Adjustments – Market Value Adjustments” for more information.
If You intend to take a full or partial surrender after the Surrender Charge period and shortly after Segments mature,
You may want to consider reallocating all or a portion of Segment Values to the Interim Account as Segments mature.
Immediately after a Segment starts, the Segment Value is reduced to reflect transaction costs for assets that support the features of the Contract, and the Segment Value may be less than the amount that was allocated to the Segment.
Transaction costs are the highest right after a Segment starts and if a surrender occurs shortly after a new Segment begins, there may be insufficient opportunity for other factors (e.g., Index returns) to increase the Segment Value to offset the transaction costs.
We may defer payments made under this Contract for up to six months if necessary and equitable to all Contract owners and the insurance regulatory authority of the state in which We issued the Contract approves such deferral.

Risks Related to Transfers [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Risks Related to Transfers
Your ability to react to changing market conditions is limited because You may only request a transfer of eligible Contract
Value (i.e., amounts in the Interim Account and any Segments that mature on the next Contract Anniversary) once each
Contract Year during the Transfer Window.
At the end of each Segment, Contract Value will be reallocated on the Contract Anniversary that coincides with the
Segment Maturity Date according to Your instructions. If no transfer instructions are received and You have not elected automatic rebalancing, any Contract Value in the Interim Account will remain in the Interim Account, subject to the new declared interest rate, for another Contract Year, and any Contract Value in a maturing Segment (excluding any amounts transferred under the optional automated transfer program) will renew into a new Segment for the same Indexed
Account, subject to the new Cap, Upside Participation Rate, Contingent Return, Annualized Income Rate, and/or Total
Reduction Rates declared for that Segment. If the Indexed Account is no longer available, the Contract Value in the maturing Segment will automatically transfer to the Interim Account. Contract Value reallocated or transferred in the absence of instructions from you may not be transferred or reallocated among the Indexed Accounts again until the new
Segment Maturity Date, or the next Contract Anniversary for amounts automatically transferred or reallocated to the
Interim Account.
We reserve the right to prohibit or limit any transfers to an Indexed Account that would have a Segment Maturity Date after the Annuitization Start Date.
We reserve the right to limit how much of the Contract Value can be allocated among the Interim Account and available
Indexed Accounts on a non-discriminatory basis with notification. After the MVA Period, We also reserve the right to prohibit or limit transfers to the Interim Account.

Risk of Loss in Indexed Accounts [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Risk of Loss in Indexed Accounts – Index Performance
There is a risk of loss of principal and any related earnings since the performance of each Segment is linked to a market index(es) or ETF even though You are not invested directly in the Index(es) or in the securities tracked by the index. There is risk related to Indexed Accounts limiting positive Index return and You may have losses of Your Contract value despite downside protection. If the Index rate of return is negative, the amount of your loss on the Segment
Maturity Date depends on the protection option:
•
Buffer: You are responsible for all losses in excess of the Buffer. If the loss does not exceed the Buffer (i.e. the Index rate of return is between zero and the Buffer, inclusive of the Buffer percentage), You will not have a loss due to negative Index performance on the Segment Maturity Date. For example, if the Index rate of return = -35% and the
Buffer = -25%, your loss will be -10%. Note: For Indexed Accounts with an Annual Fee (Reduction Rate), the Total
Reduction Rate will reduce the Segment rate of return after the Buffer is applied. You could have a loss due to the application of the Total Reduction Rate.
•
Trigger: You are responsible for the full loss if the Index rate of return is negative and the loss exceeds the Trigger. If the loss does not exceed the Trigger (i.e. the Index rate of return is between zero and the Trigger, inclusive of the
Trigger percentage), You will not have a loss. For example, if the Index rate of return = -35% and the Trigger = -30%, your loss will be -35%. This means that a slight difference in the Index rate of return above or below the Trigger could result in a significantly different Segment rate of return on the Segment Maturity Date. For example, if the Trigger =
-30% and Index rate of return = -30%, you will not incur a loss due to negative Index performance and may receive a gain depending on the applicable Crediting Method. However, if the Index rate of return = -30.1%, your Segment rate of return will be -30.1%, and you would incur a substantial loss on the Segment Maturity Date.
You will not receive the full protection of the Buffer or Trigger prior to the Segment Maturity Date. Additionally, there is a risk the Segment rate of return on the Segment Maturity Date could be negative and result in significant losses even after the application of a Buffer or Trigger.

If the Segment references two Indexes, there is a higher likelihood that the Segment will have a loss that exceeds the
Buffer or Trigger since the Segment uses the lowest Index rate of return for two Indexes.

On the Segment Maturity Date, -100% Buffer options will not have a loss due to negative Index performance; however, other protection options can have a maximum loss of 75% to 100% (if the Index loses 100% of its value during the term). You may also incur additional losses due to Surrender Charges, rider fees and any MVA.
The maximum loss You
could experience due to negative Index performance on the Segment Maturity Date after taking into account the current limits on Index loss for each protection option is shown in the table below:

Protection Option	Maximum Loss*
-10% Buffer	90%
-15% Buffer	85%
-20% Buffer	80%
-25% Buffer	75%
-100% Buffer	0%
-30% Trigger	100%
*Maximum Loss for Annual Lock Indexed Accounts with a -10% Buffer is 100%.
For Indexed Accounts with an Annual Fee (Reduction Rate), the above table does not include the impact of the Total
Reduction Rate and therefore the maximum loss will be even greater, as shown in the table below:

Protection Option	Maximum Loss
-10% Buffer	100%
-15% Buffer	100%
-20% Buffer	100%
-25% Buffer	100%
For Segments that have an Annual Fee (Reduction Rate), You could incur a loss even if the negative Index rate of return on the Segment Maturity Date does not exceed the Buffer. If the negative Index rate of return exceeds the Buffer, the
Total Reduction Rate will cause you to incur additional losses. The Segment rate of return may be negative even if the
Index had positive returns on the Segment Maturity Date. See “Risk Related to Contract Fees and Charges” below.
We guarantee that the S&P 500 1-year with -10% Buffer Indexed Account will always be available with a Guaranteed
Minimum Cap of 2%.
See “Investment Options – Discontinuation and Substitution of Indexes and Indexed Accounts” for
more information.
Except for Segments with the Annual Lock with a Buffer Crediting Method, the Segment rate of return on the Segment
Maturity Date is based on a single point in time. It is not affected by the Index Value on any date between the Segment start date and Segment Maturity Date.
For Segments with a duration longer than one year (except for Annual Lock with Buffer Crediting Method), the applicable
Buffer or Trigger are for the duration of the Segment and are not applied on an annual basis. The protections of the
Buffer or Trigger restart for each subsequent Segment, so there is a risk that sustained declines in the relevant Index will have cumulative losses over time if You renew into consecutive Segments in the same Indexed Account. Losses in any one term and cumulative losses over multiple terms can be significantly more than the stated Buffer or Trigger.
For Segments with the Annual Lock with a Buffer Crediting Method, the annual lock return is determined each year and therefore losses can accumulate over the duration of the Segment when the cumulative annual lock return is applied to the Segment on the Segment Maturity Date.

Risk Related To Contract Fees And Charges [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Risk Related to Contract Fees and Charges
If you elect an optional death benefit rider, We will deduct the rider fee from your Contract Value each Contract
Anniversary. The deduction of the rider fee will reduce your Contract Value, amounts available for annuitization, and death benefit. Rider fees deducted on Contract Anniversaries from multi-year Segments will be based on the Segment
Value Calculation and will reduce the Investment Base proportionally. Reductions to the Investment Base will reduce your Segment Value for the remainder of the Segment, including the amount available on the Segment Maturity Date.
Additionally, for the MAV Death Benefit, any automatic reset of the MAV will increase the amount of the annual rider fee deducted. We may increase the annual rider fee percentage at Our discretion and on a non-discriminator y basis upon written notice to You. You may decline this fee increase upon written notice to us before the date of the fee increase and therefore terminate the rider. Upon termination, the rider may not be reinstated.
You may be subject to potential negative Segment Value Calculations and decreases in positive index returns with each ongoing rider fee deduction that could result in significant loss.

Risk Related To Total Reduction Rates [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Risk Related to Total Reduction Rates
For Segments that have an Annual Fee (Reduction Rate), the Total Reduction Rate will reduce any positive Segment rate of return and any negative Segment rate of return will be more negative. The application of the Total Reduction Rate may result in a negative Segment return even if the Index rate of return is positive on the Segment Maturity Date; this could also cause You to incur a loss even if the negative Index rate of return does not exceed the Buffer percentage. If the negative Index rate of return exceeds the Buffer, the Total Reduction Rate will cause you to incur additional losses.
Depending on the Indexed Account You select, the maximum loss is 100% for Segments that have an Annual Fee
(Reduction Rate).

Risk with Currently Available Indexes [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Risk with Currently Available Indexes
An investment in the Indexed Accounts under the Contract is not an investment in any Index or in the securities tracked by the Index. Each of the Indexes is a “price return index,” not a “total return” Index, and therefore does not reflect dividends paid on the securities composing the Index. Each Index deducts fees and costs when calculating Index performance and in either case this will reduce the Index return and will cause the index to underperform a direct investment in the securities composing the index.
Additionally, the iShares U.S. Real Estate ETF deducts underlying fund fees or expenses when calculating performance.
This will reduce the Index return and cause the Index to underperform a direct investment in the securities composing the Index.
Equity markets are subject to the risk that the value of the securities may fall due to general market and economic conditions. The Index You select may underperform or outperform other Indexes that focus on different market sectors or have different capitalization.
Currently offered Indexed Accounts use one or two of the following Indexes:
•
S&P 500
®
Index.
The S&P 500 index measures the performance of the large-cap segment of the U.S. equity market.
•
Russell 2000
®
Index.
The Russell 2000 Index measures the performance of the small-cap segment of the U.S.
equity universe.
•
Nasdaq-100
®
Index.
The Nasdaq-100 Index includes 100 of the largest domestic and international non-financial companies listed on The Nasdaq Stock Market based on market capitalization.
•
MSCI EAFE Index.
The MSCI Europe, Australasia, Far East (EAFE) Index is a capitalization-weighted index that tracks the performance of common stocks in 21 developed market countries within Europe, Australasia and the Far East.
•
MSCI Emerging Markets Index.
The MSCI Emerging Markets Index captures large- and mid-cap representation across 26 Emerging Markets (EM) countries.
•
iShares U.S. Real Estate ETF.
The iShares U.S. Real Estate ETF seeks to track the investment results of an index composed of U.S. equities in the real estate sector. The Fund seeks to track the investment results of the Dow Jones
U.S. Real Estate Capped Index (the “Underlying Index”), which measures the performance of the real estate sector of the U.S. equity market, as defined by S&P Dow Jones Indices LLC (the “Index Provider” or “SPDJI”). The Underlying
Index may include large-, mid- or small capitalization companies. Returns of the iShares U.S. Real Estate ETF are reduced by any underlying fund fees or expenses and therefore Segment returns will be lower than if the underlying index was used. See “Segment Value Calculation for Indexed Account(s)” for more information.
Index performance is based on the performance of underlying equity securities that may include large-, mid- or small capitalization companies from various market sectors. The following summarizes important investment risks applicable to all or the specific Indexes as noted:
•
Securities of a certain sector of the market may not perform as well as those in others or the market as a whole.
•
The securities comprising the Indexes are subject to investment risks driven by market volatility and other economic conditions; as such, the performance of the Indexes may fluctuate, sometimes rapidly, either positively or negatively.
Past performance does not guarantee future results.
•
In general, large-capitalization companies may be unable to respond quickly to new competitive challenges and may not be able to attain the high growth rate of successful smaller companies. (S&P 500, Nasdaq-100, MSCI EAFE and
MSCI Emerging Markets indexes and iShares U.S. Real Estate ETF).
•
Generally, the securities of small- and mid-capitalization companies may be more volatile and may involve more risk than the securities of larger companies. Investments in small - and mid-cap companies involve risks, including volatility, that are greater than investments in larger, more established companies. Small– and mid-capitalization companies are more likely to fail than larger companies (Russell 2000, MSCI EAFE, MSCI Emerging Markets indexes and iShares U.S. Real Estate ETF).
•
Securities issued by non-U.S. companies are subject to risks, including political, economic, market, social and others within a particular country, as well as to currency exchange rate risks and currency instabilities and less stringent financial, regulatory, auditing, and accounting standards generally applicable to U.S. issuers (MSCI EAFE and MSCI
Emerging Markets indexes).
•
Emerging markets can be riskier than investing in well-established foreign markets. Indexes with exposure to emerging markets also include the following risks: potential for less reliable or outdated Index data due to differences in financial, regulatory, auditing and accounting standards; limitations on the ability to oversee the Index provider’s due diligence process over Index data; and the rights and remedies associated with investments that track an Index comprised of foreign securities may differ from investments that track an Index of U.S. securities (MSCI
Emerging Markets Index).
•
There are risks associated with the US real estate sector. The iShares U.S. Real Estate ETF is subject to risks similar to those of direct investments in real estate and the real estate industry in general, including risks related to general and local economic conditions, a possible lack of availability of financing, valuation complexities, competition, periodic overbuilding, and changes in interest rates or property values. As such, performance may be more volatile than the performance of an investment in a more diverse range of market sectors. It is possible that the iShares
U.S. Real Estate ETF may not fully replicate or may, in certain circumstances, diverge significantly from the performance of the underlying index. Your Segment return is linked to the performance of the iShares U.S. Real
Estate ETF and not the underlying index (Dow Jones U.S. Real Estate Capped Index).
For more information on the Indexes, see “Investment Options – Indexed Accounts - Additional Information About the
Indexes." For Index disclosures, see Appendix
H
.

Risk of Loss Segment Value Prior To Maturity [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Risk of Loss – Segment Value Prior to Maturity
Segment Values prior to maturity will fluctuate daily and may be lower than what was originally allocated to an
Indexed Account, even when the Index has positive returns.
Other than the Segment start date and the Segment
Maturity Date, We determine the Segment Value daily using a formula that does not directly reflect the actual performance of the applicable Index, but rather determines the value of a hypothetical portfolio of instruments that provides the Segment Value at maturity. The result of this calculation is the Segment Value and is used to determine the amount in the Segments available for full and partial surrenders (including RMDs and the Total Surrender Charge Free
Amount, but excluding Income Choice monthly income), death benefits, elective or automatic lock, or annuitization between the Segment start date and the Segment Maturity Date. This amount could be less than if You had held the
Segment until the Segment Maturity Date. Amounts surrendered or otherwise removed from the Segment before the
Segment Maturity Date do not receive the full protection of the Buffer or Trigger. This means that there could be less money available for surrenders, death benefits payments, and Annuity Payments before the Segment Maturity Date.
There is a risk of substantial loss due to the Segment Value Calculation, which could be as much as 100% of the
Investment Base and any prior earnings. Also, the loss could be greater due to Surrender Charges, any Market Value
Adjustment, and any fees. Taxes and/or tax penalties may also apply. If You allocate to an Indexed Account with -100%
Buffer and hold the Segment until the Maturity Date, the Segment will not have a loss. However, the Segment Value
Calculation will apply to transactions that occur during the Segment term and therefore the Segment Value could have a loss before the Segment Maturity Date.
Additionally, immediately after a Segment starts, the Segment Value is reduced to reflect transaction costs for assets that support the features of the Contract and the Segment Value may be less than the amount that was allocated to the
Segment. Transaction costs are the highest right after a Segment starts and if a surrender occurs shortly after a new
Segment begins, there may be insufficient opportunity for other factors (e.g., Index returns) to increase the Segment
Value to offset the transaction costs.
You will not receive the full protection of the Buffer or Trigger prior to Segment maturity because the hypothetical portfolio is constructed to provide the full protection only at Segment maturity, and not earlier.
It is possible that you
would see no protection until Segment maturity and You may lose all or a portion of Your investment if you take a surrender or other transaction before the Segment Maturity Date
.
It is also possible that You would see no protection
from the Trigger at Segment maturity if the Index rate of return is negative and the loss exceeds the Trigger (i.e., the
Segment will incur the full loss). As a Segment moves closer to maturity, the Segment Value would generally reflect a larger portion of the Buffer protection. On the Segment Maturity Date, the Segment Value will receive the full Buffer or
Trigger protection (except if the Index rate of return is negative and exceeds the Trigger, then there is no protection and
You will incur the full negative Index rate of return).
See “Impact of Partial Surrenders from the Segments” below and “Contract Fees, Charges, and Value Adjustments –
Segment Value Calculation” for more information.
Our Financial Strength and Claims-Paying Ability
The assets held in in Our General Account support not only the guarantees under Your Contract, but also guarantees associated with other annuity and insurance products we issue. No other company or affiliate has any legal responsibility for the guarantees under Your Contract. Our General Account is not insulated or segregated from the claims of Our creditors. As such the guarantees under the Contract are subject to Our financial strength and claims-paying ability. The assets held in Our unregistered Separate Account are also subject to the claims of Our creditors.
See “Other Information: General Account” and “Other Information: Separate Account” for more information.
Caps, Contingent Returns, Annualized Income Rates, Total Reduction Rates and Limits to
Positive Returns
Caps, Contingent Returns, Total Reduction Rates, and Annualized Income Rates may limit the positive return for a
Segment and could cause the Segment rate of return to be lower than if You had invested directly in a different investment based on the applicable Index. Total Reduction Rates will lower any positive returns. Income Choice Indexed
Accounts will provide Monthly Income during the Segment in lieu of earning any positive Segment rate of return on the
Segment Maturity Date. The Annualized Income Rate may be lower than the positive Index rate of return on the Segment
Maturity Date, and may be lower than the Segment rate of return you would have received if you had invested in a different Indexed Account based on the same Index and of the same duration, but with a different Crediting Method.
In general, Caps, Contingent Returns, Upside Participation Rates, and Annualized Income Rates will be lower and Total
Reduction Rates will be higher if You choose an Indexed Account with a higher Buffer or Trigger percentage. In general,
Caps and/or Contingent Returns will tend to be lower for 1-year Segments than for multi-year Segments. The Cap,
Contingent Return, Annualized Income Rate, or Upside Participation Rate will be generally higher for Segments that reference two Indexes compared to the equivalent Segment that references one Index.
Except for Segments with the Annual Lock with a Buffer Crediting Method, the Segment rate of return on the Segment
Maturity Date is based on a single point in time. It is not affected by the Index Value on any date between the Segment start date and Segment Maturity Date. The Segment rate of return will generally be lower if the Index decreases on or near the Segment Maturity Date.
For Segments with the Annual Lock with a Buffer crediting method, the Segment rate of return is not affected by Index values between Contract Anniversaries. The Segment rate of return may be lower if the Index decreases on or near each
Contract Anniversary.
We May Discontinue or Substitute an Index
We reserve the right to discontinue or substitute an Index at any time if an Index is discontinued, We no longer have the right to use the Index, there is a substantial change in the calculation of an Index, hedging instruments become difficult to acquire or the cost of hedging becomes excessive, or if We determine that Our use of the Index should be discontinued. The substituted Index may not be acceptable to you. You will have no right to reject the substitution. If we substitute an Index before the Segment Maturity Date, you will be unable to transfer your Segment Value in the Segment until the Segment Maturity Date. If you no longer wish to remain invested in that Indexed Account for the remainder of the Segment, your only option will be to surrender the Segment Value in the affected Indexed Account. A surrender may be subject to Surrender Charges, an MVA, taxes, and/or tax penalties.
If We substitute an alternative Index before the Segment Maturity Date, We will calculate the Index rate of return for the
Segment using the original Index up until the substitution date and the new index from the substitution date to the
Segment Maturity Date. See "Discontinuation and Substitution of Indexes and Indexed Accounts" provision for how the
Index rate of return will be calculated when an Index is substituted. The performance of the new Index may not be as good as the one that was substituted, and as a result, the Index rate of return on the Segment Maturity Date may have been better if there had been no substitution.
If no reasonable alternative is available for substitution of such Index, then the daily Segment Value Calculation will no longer occur, and the Segment Value will not change until the next Contract Anniversary (unless a surrender is taken from that Segment), when the Segment will end. In this case, the Segment Maturity Date will be changed to the next
Contract Anniversary; however, the Segment rate of return will not be calculated and applied as described in the “Segment Value on the Segment Maturity Date” provision. We will notify You before the discontinuation. The
Crediting Method will not change during a Segment. You must provide instructions to transfer the Segment Value to any available Indexed Accounts or the Interim Account during the next Transfer Window. If We do not receive transfer instructions from You during the Transfer Window, the Segment Value will be transferred to the Interim Account.
For additional information about Indexes, see “Investment Options - Additional Information about the Indexes”
We May Discontinue an Indexed Account at Maturity
We reserve the right to discontinue an Indexed Account at time of renewal at Our discretion, so there is no guarantee that any Indexed Account or Crediting Method will be available during the entire time that You own Your Contract. If the
Indexed Account is no longer available, the Contract Value in that Segment will need to be transferred to a different
Indexed Account or the Interim Account. We can change the available Indexed Accounts at any time on or after the first
Contract Anniversary; however, We guarantee that the S&P 500 1-year with -10% Buffer Indexed Account will always be available with a Guaranteed Minimum Cap of 2%. In such case, if You invest in this Indexed Account with a -10% Buffer and hold the Segment until the maturity date, You could lose up to 90% of Your investment, including any prior earnings, due to negative Index performance.

See “Investment Options – Discontinuation and Substitution of Indexes and Indexed Accounts” for more information.
Level of Interest Rates, Caps, Contingent Returns, Upside Participation Rates, Annualized
Income Rates and Total Reduction Rates
We can change the interest rates for the Interim Account, and the Caps, Contingent Returns, Upside Participation
Rates, Annualized Income Rates, and Total Reduction Rates for new Segments. Interest rates, Caps, Contingent
Returns, Upside Participation Rates, Annualized Income Rates and Total Reduction Rates are set at Our discretion, subject to contractual minimums and maximums.
You risk the possibility that renewal rates may not be as favorable as Your current rates. Caps, Contingent Returns,
Upside Participation Rates, Annualized Income Rates and any Total Reduction Rates associated with a Crediting Method are guaranteed for a Segment through the Segment Maturity Date; however, they may vary each time a new Segment starts. Interest rates for the Interim Account are guaranteed for one year and may change on each Contract Anniversary.
The rate You receive at issue may be higher or lower if the Contract is not issued within the Rate Lock Period. Indexed
Accounts will each receive the applicable Caps, Contingent Returns, Upside Participation Rates, Annualized Income
Rates and Total Reduction Rates in effect on the application date if the Contract is issued within the Rate Lock Period. If
Your Contract is not issued within the Rate Lock Period, the rates will be based on the Contract Date. You bear the risk that the Caps, Contingent Returns, Upside Participation Rates and Annualized Income Rates may decrease, and Total
Reduction Rates may increase prior to the Contract being issued. The rate lock only applies to the Caps, Contingent
Returns, Upside Participation Rates, Annualized Income Rates and Total Reduction Rates at issue.
For Segments with a duration longer than one year (except for Annual Lock with Buffer Crediting Method), the declared
Cap, Upside Participation Rate, or Contingent Return are for the duration of the Segment and are not applied on an annual basis. The Cap or Contingent Return would be lower if they were applied on an annual basis.
Impact of Partial Surrenders from the Segments
Segment Values prior to maturity will fluctuate daily according to the Segment Value Calculation, and may be lower than what was originally allocated to an Indexed Account, even when the Index has positive returns. See “Liquidity Risk”
and “Risk of Loss – Segment Value Prior to Maturity” for more information.
If You take a partial surrender from a Segment before the Segment Maturity Date, the Investment Base will be reduced proportionally based on the percentage of Segment Value that is withdrawn. In particular, if the Segment Value is lower than the Investment Base at the time of a partial surrender due to the Segment Value Calculation, which would generally be dependent upon the performance of the Index in addition to other factors (See “Valuing Your Investment – Indexed
Account(s) Value” for more information), then the Investment Base is reduced by an amount that is more than the dollar amount withdrawn. Reductions to the Investment Base will negatively impact the Segment Value for the remainder of the
Segment duration, including the amount available on the Segment Maturity Date.
On the Segment Maturity Date, the
Segment Value is calculated first using the Segment rate of return and then any partial surrenders will reduce the
Investment Base for new Segments by the dollar amount withdrawn. This will reduce the amount available for transfer or reallocation into new Segments.
See Appendix C for examples of the Investment Base reduction.
Surrenders will be taken as of the end of the Business Day on which We receive Your request. Your Segment Value will not be known at the time You submit Your request. Surrenders before the Segment Maturity Date will reduce the amount available for future surrenders. Any applicable Surrender Charge and MVA can also result in a loss of principal and any related earnings.
If You take a partial surrender during a Segment or on the Segment Maturity Date, any guaranteed death benefit will be reduced proportionally based on the percentage of Contract Value that is withdrawn. This proportionate reduction may be larger than the dollar amount of the partial surrender.

Annual Lock With Buffer Crediting Method Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Annual Lock with Buffer Crediting Method Risk
Available for Contracts with applications signed prior to May 4, 2026
Because of the cumulative impact of the Annual Lock crediting method, if you incur a loss during one Contract Year during an Annual Lock Segment, it will reduce the amount of the Segment rate of return on the Segment Maturity Date.
The Segment rate of return may be negative even if you receive a positive annual lock return for one or more Contract
Years during the Segment. Because the Buffer is applied annually instead of on the Segment Maturity Date, in a continuing down market, you could incur losses in excess of the Buffer percentage. In other words, if your annual lock return is negative for multiple Contract Years during the Segment, the cumulative loss reflected in the Segment rate of return on the Segment Maturity Date may exceed the stated limit of the Buffer for any one Contract Year.
If you take a surrender from an Annual Lock Segment prior to the end of the Term, the amount You receive will be based on the Segment Value on the date of the surrender, and not the gains or losses locked-in for the completed Contract
Years during the Segment.
Locking the Segment Value
If You exercise the elective lock feature or a Segment is automatically locked after setting up an automatic lock target,
Your Segment Value (which otherwise fluctuates daily according to the Segment Value Calculation) will not change for the remainder of the Segment duration unless a surrender is taken from the Segment. Surrenders after an elective or automatic lock are subject to Surrender Charges and MVA, if applicable, as well as taxes and/or tax penalties.
Risks associated with the elective and automatic lock features:
•
The Segment Value that is locked in is determined by Us as outlined in the sections “Valuing Your Investment”
and “Contract Fees, Charges, and Value Adjustments – Segment Value Calculation;”
•
While locking a Segment will prevent You from experiencing any future negative performance, You will no longer benefit from any potential future positive performance for the remainder of the Contract Year, and a Segment rate of return will not be applied on the Segment Maturity Date;
•
You will not avoid any negative performance that has occurred during the Segment prior to locking a Segment and the
Buffer or Trigger will not be applied on the Segment Maturity Date;
•
The elective lock will be applied as of the end of the Business Day on which We receive Your elective lock request.
Your locked in Segment Value will not be known at the time You submit Your request;
•
For Income Choice Segments, Monthly Income will stop for the remainder of the Contract Year if You request an elective lock on the Segment;
•
If You set an automatic lock target that is less than or equal to the segment Return to Date, the automatic lock could happen at the close of business on the same day;
•
For most Segments, if You set an automatic lock target that is close to or exceeds the applicable Cap or Contingent
Return, it is unlikely the Segment will lock before the Segment Maturity Date. However, for Dual Directional
Segments, a Segment Return to Date higher than the Cap is possible when the Index return is negative and the
Buffer level is greater than the Cap. Except for Dual Directional Segments, it is recommended You set an Automatic
Lock Target that is lower than the applicable Cap or Contingent Return.
•
If an automatic lock happens shortly before a Contract Anniversary, the Segment will mature on that Anniversary and
You will have limited time to provide new allocation instructions. If no instructions are received, the Segment Value will renew into a new Segment of the same Indexed Account; and
•
If an automatic or elective lock happens shortly after a Contract Anniversary, the locked value will not change for up to a year. You will not be able to reallocate the money or benefit from any potential future positive performance for the remainder of the Contract Year.
•
There may not be an optimal time to request an automatic or elective lock, and we will not advise you as to whether you should exercise the lock-in features or the optimal time for doing so.
•
A Segment Value lock is irrevocable.
See “Valuing Your Investment – Segment Value Lock” for more information.

Cyber Security [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Cyber Security
Increasingly, businesses are dependent on the continuity, security, and effective operation of various technology systems. The nature of Our business depends on the continued effective operation of Our systems and those of Our business partners.
This dependence makes Us susceptible to operational and information security risks from cyber-attacks. These risks may include the following:
•
the corruption or destruction of data;
•
theft, misuse or dissemination of data to the public, including Your information We hold; and
•
denial of service attacks on Our website or other forms of attacks on Our systems and the software and hardware We use to run them.
These attacks and their consequences can negatively impact Your Contract, Your privacy, Your ability to conduct transactions under Your Contract, or Your ability to receive timely service from Us.
Cyber security risks also apply to the operation of the Indexes and the calculation of the value of the underlying investments that comprise the Indexes. Such breaches in cyber security could affect the calculation of values under
Your Contract.

Buffer Rate Return Limit [Member]
Item 2. Overview of the Contract [Line Items]
Index-Linked Option Overview, Limits the Negative Return [Text Block]
Buffer.
The Buffer percentage is the maximum percentage decrease in the Index Value before the Segment rate of return will incur a loss. If the Index rate of return is more negative than the Buffer percentage, the Segment rate of return will be negative by the amount that the Index rate of return exceeds the Buffer percentage.
For example, if the
Index rate of return is -15%, and the Buffer percentage is -10%, the Segment rate of return will be -5% (which is the amount that the negative Index rate of return exceeds the Buffer percentage) on the Segment Maturity Date. If the negative Index rate of return is between 0% and the Buffer percentage (inclusive of the Buffer percentage), the Segment rate of return will not reflect a loss due to negative Index performance. A Buffer of -100% will not result in any loss due to negative Index performance on the Segment Maturity Date, regardless of the Index rate of return.
For Indexed
Accounts with an Annual Fee (Reduction Rate), the Total Reduction Rate will reduce the Segment rate of return after the
Buffer is applied, which will increase a negative Segment return or turn a zero Segment return negative. The Buffer percentage for each applicable Indexed Account will not change for the duration of the Contract.

Index-Linked Option Overview, Example of Limiting the Negative Return [Text Block]
For example, if the
Index rate of return is -15%, and the Buffer percentage is -10%, the Segment rate of return will be -5% (which is the amount that the negative Index rate of return exceeds the Buffer percentage) on the Segment Maturity Date. If the negative Index rate of return is between 0% and the Buffer percentage (inclusive of the Buffer percentage), the Segment rate of return will not reflect a loss due to negative Index performance. A Buffer of -100% will not result in any loss due to negative Index performance on the Segment Maturity Date, regardless of the Index rate of return.

Index-Linked Option Details, Crediting Methodology [Line Items]
Index-Linked Option Details, Crediting Methodology Example [Text Block]
Point-to-Point with a Buffer
On the Segment Maturity Date, the Index rate of return is calculated as follows:
(A/B) – 1 where:
A = the Index Value on the Segment Maturity Date
B = the Index Value on the Segment start date
If the Index rate of return is positive or zero, the rate of return for the Segment will be the lesser of the following:
(1) the Cap for the Segment minus the Total Reduction Rate; or
(2) the Index rate of return multiplied by the Upside Participation Rate for the Segment, minus the Total Reduction Rate.
If the Segment does not have a Cap, number 1 above does not apply.
If the Index rate of return is negative and between zero and the Buffer (inclusive of the Buffer), the Segment rate of return will equal zero minus the Total Reduction Rate.
If the Index rate of return is negative and is more negative than the Buffer, the Segment rate of return will equal the
Index rate of return, plus the absolute value of the Buffer, minus the Total Reduction Rate.
EXAMPLE:
This hypothetical example assumes:
•
Buffer = - 10%
•
Cap = 7%
•
Upside Participation rate = 110%
•
Total Reduction Rate = 1%
•
Index Value on the Segment Start Date = 1000
•
Investment Base = $100,000

Scenario	Index Value on Segment Maturity Date	Index Rate of Return	Segment Rate of Return	Segment Value on Segment Maturity Date
1	1100	(1100/1000) - 1 = 10.00%	6.00%	$ 106,000.00
2	1050	(1050/1000) - 1 = 5.00%	4.50%	$ 104,500.00
3	950	(950/1000) - 1 = -5.00%	-1.00%	$ 99,000.00
4	850	(850/1000) - 1 = -15.00%	-6.00%	$ 94,000.00
Scenario 1:
the Segment rate of return is limited by the 7% Cap, and then reduced by the 1% Total Reduction Rate.
Scenario 2:
the 5% Index rate of return is multiplied by the 110% Upside Participation Rate, and then reduced by the 1%
Total Reduction Rate .
Scenario 3:
the Buffer reduces the loss to 0% and then the 1% Total Reduction Rate is applied.
Scenario 4:
the Buffer reduces the loss to -5% and then the 1% Total Reduction Rate is applied.
Annual Lock with a Buffer
Only available for Contracts with applications signed prior to May 4, 2026
The Annual Lock with Buffer crediting method applies to 3- or 6-year Segments and applies the Buffer and Cap for each
Contract Year during the Segment term. For an Annual Lock Segment, the Index rate of return is determined each
Contract Anniversary during the Segment using the change in Index Value between the prior Contract Anniversary and the current Contract Anniversary. This is similar to the Point-to-Point method, except that a separate Index rate of return is calculated for each Contract Year on each Contract Anniversary during the Segment, instead of for the entire Segment duration. The Cap or Buffer is then applied to the Index rate of return for that Contract Year to determine the annual lock return. The annual lock return is not applied on each Contract Anniversary. Instead, the annual lock returns for each
Contract Year of the Segment are used to calculate a cumulative annual lock return which is the Segment rate of return applied on the Segment Maturity Date. In other words, although an annual lock return is calculated each Contract
Anniversary during the Segment, the Segment rate of return calculation is not applied until the Segment Maturity Date.
The Segment Value prior to the Segment Maturity Date is still determined by the Segment Value Calculation, and is not solely based on annual lock returns calculated for any completed Contract Years during the Segment. The Investment
Base during the Segment will not change unless you take a partial surrender or rider charges are deducted. Any partial surrenders during an Annual Lock Segment will reduce the Investment Base in the same proportion that the Segment
Value was reduced.
On the Segment Maturity Date, the Segment rate of return is equal to the cumulative results of each successive annual lock return for each Contract Year during the Segment. A 3-year Annual Lock Segment will have three annual lock returns
(one for each of the 3 years). A 6-year Annual Lock Segment will have 6 annual lock returns (one for each of the
6 years).
The annual lock return is used only to calculate the performance of an Annual Lock Segment on each Contract
Anniversary during the Segment, and to determine the Segment rate of return on the Segment Maturity Date. We also calculate an annual lock value on each Contract Anniversary which applies prior years’ annual lock returns to the current
Investment Base. This amount is only to help You track the cumulative annual lock return and is not available to you for surrender, transfer, annuitization or payment as a death benefit.
The calculation of the Index rate of return, the annual lock return, and the Segment rate of return is explained below.
On each Contract Anniversary during the Segment and on the Segment Maturity Date, the Index rate of return is calculated as follows:
(A/B) – 1 where:
A = the Index Value on that Contract Anniversary
B = the Index Value on the prior Contract Anniversary (use the Index Value on the Contract Date for the first Contract
Year)
If the Index rate of return is positive or zero, the annual lock return for the year will be the lesser of the following:
•
the Cap (if applicable) for the Segment; or
•
the Index rate of return.
If the Index rate of return is negative and between zero and the Buffer (inclusive of the Buffer), the annual lock return for the year is zero.
If the Index rate of return is negative and is more negative than the Buffer, the annual lock return for the year will equal the Index rate of return plus the absolute value of the Buffer.
The Segment rate of return is a cumulative rate based on the annual lock return for each year of the Segment.
The Upside Participation Rate for this Crediting Method is 100% and will not change.
This Crediting Method may not always be available.
EXAMPLE:
This hypothetical example assumes:
•
Duration = 3 years
•
Buffer = -10%
•
Cap = 7%
•
Index Value on the Segment start date = 1000
•
Investment Base = $100,000

Year	Index Value on Prior Anniversary	Index Value on Current Anniversary	Index Rate of Return	Annual Lock Return	Annual Lock Value
1	1000.00	1100.00	(1100.00/1000.00) - 1 = 10.00%	7.00%	$ 107,000.00
2	1100.00	1045.00	(1045.00/1100.00) -1 = -5.00%	0.00%	$ 107,000.00
3	1045.00	919.60	(919.60/1045.00) - 1 = -12.00%	-2.00%	$ 104,860.00
Year 1:
the Annual Lock return is limited by the 7% Cap
Year 2:
the Buffer reduces the loss to 0%
Year 3:
the Buffer reduces the loss to -2%
The Segment Rate of Return = 4.86% (the cumulative return is equal to (1 + 7%) x (1 + 0%) x (1 + -2%) - 1).
Segment Value on Segment Maturity Date = Investment Base x (1 + Segment Rate of Return) = $104,860.00.

Cap Rate Return Limit [Member]
Item 2. Overview of the Contract [Line Items]
Index-Linked Option Overview, Limits Positive Return [Text Block]
Cap.
We apply a Cap to a positive Index return which may limit any positive Segment rate of return at the end of the term.
A Cap is a declared maximum Segment rate of return when the Index rate of return is positive.
For example, if the
Index rate of return is 15%, and the Cap is 10%, the Segment rate of return will be 10% (the Index rate of return up to and including the Cap) on the Segment Maturity Date. For Indexed Accounts with an Annual Fee (Reduction Rate), the
Total Reduction Rate will reduce the Segment rate of return after the Cap is applied.
The Guaranteed Minimum Cap for
any currently offered Indexed Account with a -100% Buffer is 2% for 1-year terms, 3% for 3-year terms, and 4% for
6-year terms. The Guaranteed Minimum Cap for any other currently offered Indexed Account is 2% for 1-year terms and all Annual Lock options, 6% for 3-year terms, and 8% for 6-year terms.

Index-Linked Option Overview, Example of Limiting the Positive Return [Text Block]
For example, if the
Index rate of return is 15%, and the Cap is 10%, the Segment rate of return will be 10% (the Index rate of return up to and including the Cap) on the Segment Maturity Date. For Indexed Accounts with an Annual Fee (Reduction Rate), the
Total Reduction Rate will reduce the Segment rate of return after the Cap is applied.

Participation Rate Return Limit [Member]
Item 2. Overview of the Contract [Line Items]
Index-Linked Option Overview, Limits Positive Return [Text Block]
Upside Participation Rate.
The Upside Participation Rate is a specified percentage applied to any positive Index performance that is used to calculate the Segment rate of return for certain Crediting Methods. The Upside
Participation Rate is a declared percentage multiplied by the positive Index rate of return, limited by the Cap (if applicable) to determine the Segment rate of return.
For example, if the Index rate of return is 15%, and the Upside
Participation Rate is 120%, the Segment rate of return will be 18% (the Upside Participation Rate multiplied by the Index rate of return) on the Segment Maturity Date. If the Cap was 17%, then the Segment rate of return would be limited to
17%. Upside Participation Rates of 100% will neither increase nor decrease the Segment rate of return relative to the
Index rate of return, and Upside Participation Rates greater than 100% will increase the Segment rate of return relative to the Index rate of return, up to the Cap (if applicable).
For Indexed Accounts with an Annual Fee (Reduction Rate), the
Total Reduction Rate will reduce the Segment rate of return after the Upside Participation Rate and any Cap is applied.
The Guaranteed Minimum Upside Participation Rate for any currently offered Indexed Account is 100%.

Index-Linked Option Overview, Example of Limiting the Positive Return [Text Block]
For example, if the Index rate of return is 15%, and the Upside
Participation Rate is 120%, the Segment rate of return will be 18% (the Upside Participation Rate multiplied by the Index rate of return) on the Segment Maturity Date. If the Cap was 17%, then the Segment rate of return would be limited to
17%. Upside Participation Rates of 100% will neither increase nor decrease the Segment rate of return relative to the
Index rate of return, and Upside Participation Rates greater than 100% will increase the Segment rate of return relative to the Index rate of return, up to the Cap (if applicable).

Trigger [Member]
Item 2. Overview of the Contract [Line Items]
Index-Linked Option Overview, Limits the Negative Return [Text Block]
Trigger.
For the Contingent Return crediting method, similar to a Buffer, the Trigger percentage is the maximum percentage decrease in the Index Value before the Segment rate of return will reflect a loss. However, if the Index rate of return is more negative than the Trigger percentage, this option provides no protection, and the Segment rate of return will be equal to the full negative Index rate of return (unlike the Buffer protection that would reduce the loss). If the Index rate of return is negative and between zero and the Trigger percentage (inclusive of the Trigger percentage), the Segment rate of return will be positive equal to the Contingent Return, and the Segment will not incur a loss due to negative Index performance.
For example, if the Index rate of return is -35%, and the Trigger percentage is -30%, the
Segment rate of return will be -35% (which is the full negative Segment rate of return) on the Segment Maturity Date.
The Trigger percentage for each applicable Indexed Account will not change for the duration of Your Contract.

Index-Linked Option Overview, Example of Limiting the Negative Return [Text Block]
For example, if the Index rate of return is -35%, and the Trigger percentage is -30%, the
Segment rate of return will be -35% (which is the full negative Segment rate of return) on the Segment Maturity Date.
The Trigger percentage for each applicable Indexed Account will not change for the duration of Your Contract.

Annualized Income Rate [Member]
Item 2. Overview of the Contract [Line Items]
Index-Linked Option Overview, Limits Positive Return [Text Block]
Annualized Income Rate.
The Annualized Income Rate is a declared annualized percentage that is used to determine the
Monthly Income for the Income Choice Indexed Accounts and will limit any positive Segment rate of return at the end of the term. The Monthly Income is the amount payable each month as a partial surrender during the Segment. The
Annualized Income Rate is multiplied by the Investment Base and divided by 12 to determine the Monthly Income.
Income Choice Indexed Accounts provide Monthly Income during the Segment in lieu of earning any positive Segment rate of return on the Segment Maturity Date, so if the Index rate of return for an Income Choice Segment is zero or positive, the Segment rate of return on the Segment Maturity Date will be equal to zero.
For example, if the Index rate of
return for the Segment is 15%, the Annualized Income Rate is 6%, and the Investment Base is $25,000, the Monthly
Income during the Segment will be $125.00 (the Annualized Income Rate multiplied by the Investment Base, divided by
12), and the Segment rate of return will be 0% on the Segment Maturity Date.
The Guaranteed Minimum Annualized
Income Rate for any currently offered Indexed Account is 1%.

Index-Linked Option Overview, Example of Limiting the Positive Return [Text Block]
For example, if the Index rate of
return for the Segment is 15%, the Annualized Income Rate is 6%, and the Investment Base is $25,000, the Monthly
Income during the Segment will be $125.00 (the Annualized Income Rate multiplied by the Investment Base, divided by
12), and the Segment rate of return will be 0% on the Segment Maturity Date.

Contingent Return [Member]
Item 2. Overview of the Contract [Line Items]
Index-Linked Option Overview, Limits Positive Return [Text Block]
Contingent Return.
The Contingent Return is a declared rate of return for certain Crediting Methods that will limit any positive Segment rate of return at the end of the term. The Segment rate of return will be equal to the Contingent
Return if the Index rate of return on the Segment Maturity Date is zero or positive, or negative but not more negative than (and inclusive of) the applicable Buffer percentage or Trigger percentage.
For example, if the Contingent Return is
8%, the Buffer percentage is -10%, the Index rate of return is 15% (positive), the Segment rate of return will be 8% (the
Contingent Return) on the Segment Maturity Date. Similarly, in the same example, if the Index rate of return is -10%
(negative up to and including the Buffer percentage), the Segment rate of return will be 8% (the Contingent Return).
The
Guaranteed Minimum Contingent Return for any currently offered Indexed Account is 1% for 1-year terms, 2% for
2-year terms, 3% for 3-year terms, and 6% for 6-year terms.

Index-Linked Option Overview, Example of Limiting the Positive Return [Text Block]
For example, if the Contingent Return is
8%, the Buffer percentage is -10%, the Index rate of return is 15% (positive), the Segment rate of return will be 8% (the
Contingent Return) on the Segment Maturity Date. Similarly, in the same example, if the Index rate of return is -10%
(negative up to and including the Buffer percentage), the Segment rate of return will be 8% (the Contingent Return).

Index-Linked Option Details, Crediting Methodology [Line Items]
Index-Linked Option Details, Crediting Methodology Example [Text Block]
Contingent Return Point-to-Point with a Buffer
On the Segment Maturity Date, the Index rate of return is calculated as follows:
(A/B) – 1 where:
A = the Index Value on the Segment Maturity Date
B = the Index Value on the Segment start date
If the Index rate of return is more negative than the Buffer, the Segment rate of return will equal the Index rate of return plus the absolute value of the Buffer; otherwise, the Segment rate of return will equal the Contingent Return for the
Segment.
This Crediting Method may not always be available.
EXAMPLE:
This hypothetical example assumes:
•
Buffer = -10%
•
Contingent
Return
= 6%
•
Index Value on the Segment start date = 1000
•
Investment Base = $100,000

Scenario	Index Value on Segment Maturity Date	Index Rate of Return	Segment Rate of Return	Segment Value on Segment Maturity Date
1	1100	(1100/1000) - 1 = 10.00%	6.00%	$ 106,000
2	1030	(1030/1000) - 1 = 3.00%	6.00%	$ 106,000
3	950	(950/1000) - 1 = -5.00%	6.00%	$ 106,000
4	850	(850/1000) - 1 = -15.00%	-5.00%	$ 95,000
Scenarios 1 and 2:
the Segment rate of return is equal to the Contingent
Return
if the Index rate of return is positive.
Scenario 3:
the Segment rate of return is equal to the Contingent
Return
if the Index rate of return is negative but the
loss does not exceed the Buffer.
Scenario 4:
the Buffer reduces the loss to -5%.
EXAMPLE:
This hypothetical example assumes the Segment references two Indexes:
Buffer = -10%
Contingent
Return
= 6%
Index #1 Value on the Segment start date = 1000
Index #2 Value on the Segment start date = 2000
Investment Base = $100,000

Scenario	Index #1 Value on Segment Maturity Date	Index #1 Rate of Return	Index #2 Value on Segment Maturity Date	Index #2 Rate of Return	Segment Rate of Return	Segment Value on Segment Maturity Date
1	1200	(1200/1000) - 1 = 20.00%	2200	(2200/2000) - 1 = 10.00%	6.00%	$ 106,000
2	1030	(1030/1000) - 1 = 3.00%	2030	(2030/2000) - 1 = 1.50%	6.00%	$ 106,000
3	950	(950/1000) - 1 = -5.00%	1950	(1950/2000) - 1 = -2.50%	6.00%	$ 106,000
4	850	(850/1000) - 1 = -15.00%	2100	(2100/2000) - 1 = 5.00%	-5.00%	$ 95,000
Scenarios 1 and 2:
the Index rate of return is based on Index #2 since it is lower; the Segment rate of return is equal to the Contingent
Return
if the Index rate of return is positive.
Scenario 3:
the Index rate of return is based on Index #1 since it is lower; the Segment rate of return is equal to the
Contingent
Return
if the Index rate of return is negative but the loss does not exceed the Buffer.
Scenario 4:
the Index rate of return is based on Index #1 since it is lower; the Buffer reduces the loss to -5%.
Contingent
Return
Point-to-Point with a Trigger
Only available for Contracts with applications signed prior to May 4, 2026
The Index rate of return is calculated as follows:
(A/B) – 1 where:
A = the Index Value on the Segment Maturity Date
B = the Index Value on the Segment start date
If the Index rate of return is more negative than the Trigger, the Segment rate of return will equal the Index rate of return; otherwise, the Segment rate of return will equal the Contingent
Return
for the Segment.
This Crediting Method may not always be available.
EXAMPLE:
This hypothetical example assumes:
•
Trigger = -30%
•
Contingent
Return
= 5%
•
Index Value on the Segment start date = 1000
•
Investment Base = $100,000

Scenario	Index Value on Segment Maturity Date	Index Rate of Return	Segment Rate of Return	Segment Value on Segment Maturity Date
1	1100	(1100/1000) - 1 = 10.00%	5.00%	$ 105,000
2	1030	(1030/1000) - 1 = 3.00%	5.00%	$ 105,000
3	850	(850/1000) - 1 = -15.00%	5.00%	$ 105,000
4	650	(650/1000) - 1 = -35.00%	-35.00%	$ 65,000
Scenarios 1 and 2:
the Segment rate of return is equal to the Contingent
Return
if the Index rate of return is positive
Scenario 3:
the Segment rate of return is equal to the Contingent
Return
if the Index rate of return is negative but the
loss does not exceed the Trigger.
Scenario 4:
the Trigger provides no protection if the Index rate of return is negative and the loss exceeds the Trigger.
Income Choice Point-to-Point with a Buffer
If You allocate to Income Choice Indexed Accounts, You will receive Monthly Income for the Contract Year that will not change (unless You take additional partial surrenders from the Segment). Monthly Income is not subject to the Segment
Value Calculation. Monthly Income is payable on each Monthly Anniversary except the last Monthly Income for the
Segment which will be payable on the Day before the Contract Anniversary. However, Monthly Income will stop for the remainder of the Contract Year if You request an elective lock on the Segment. The Monthly Income is payable to You as a partial surrender. You cannot turn off Monthly Income so if You no longer want to receive Monthly Income, You may notify Us anytime during the Segment to transfer the remaining Monthly Income to the Interim Account according to any procedures that are then currently in effect. See “Transfers.”

After a spousal continuation or ownership change or if You choose to stop receiving Your Income Choice monthly income, the payments will be redirected to the Interim Account for the remainder of the Contract Year. For any new
Income Choice segments that start on the next Contract Anniversary, the Monthly Income will automatically be payable directly to You again (unless You once again redirect them to the Interim Account).
Monthly Income is calculated as follows:

(a × b)/c	where:

a	=	the Investment Base for the Segment on the date Monthly Income is payable
b	=	the Annualized Income Rate
c	=	12
Partial surrenders of the Monthly Income may be subject to a Surrender Charge and taxes; however an MVA does not apply.
The Investment Base is not adjusted due to partial surrenders of the Monthly Income.
On the Segment Maturity Date, the Index rate of return is calculated as follows:
(A/B) – 1 where:
A = the Index Value on the Segment Maturity Date
B = the Index Value on the Segment start date
If the Index rate of return is more negative than the Buffer, the Segment rate of return will equal the Index rate of return plus the absolute value of the Buffer; otherwise, the Segment rate of return will equal zero.
This Crediting Method may not always be available.
EXAMPLE:
This hypothetical example assumes:
•
Buffer = -10%,
•
Annualized Income Rate = 6%,
•
Investment Base= $100,000,
•
Index Value on the Segment start date = 1000.
•
The Monthly Income equals $500 (the $100,000 Investment Base is multiplied by the 6% Annualized Income Rate and divided by 12). The total income received during the Contract Year equals $6,000.

Scenario	Index Value on Segment Maturity Date	Index Rate of Return	Segment Rate of Return (excluding Monthly Income)	Segment Value on Segment Maturity Date
1	1100	(1100/1000) - 1 = 10.00%	0.00%	$ 100,000
2	950	(950/1000) - 1 = -5.00%	0.00%	$ 100,000
3	850	(850/1000) - 1 = -15.00%	-5.00%	$ 95,000
Scenario 1:
the Segment rate of return is equal to zero if the Index rate of return is positive.
Scenario 2:
the Segment rate of return is equal to zero if the Index rate of return is negative but the loss does not exceed the Buffer.
Scenario 3:
the Buffer reduces the loss to -5%.
Dual Directional Point-to-Point with a Buffer
On the Segment Maturity Date, the Index rate of return is calculated as follows:
(A/B) – 1 where:
A = the Index Value on the Segment Maturity Date
B = the Index Value on the Segment start date
If the Index rate of return is positive or zero, the Segment rate of return will be the lesser of the following:
(1) the Cap for the Segment minus the Total Reduction Rate; or
(2) the Index rate of return multiplied by the Upside Participation Rate for the Segment, minus the Total Reduction Rate.
If the Segment does not have a Cap, number 1 above does not apply.
If the Index rate of return is negative and between zero and the Buffer (inclusive of the Buffer), the Segment rate of return will equal the absolute value of the index rate of return, minus the Total Reduction Rate.
If the Index rate of return is negative and is more negative than the Buffer, the Segment rate of return will equal the
Index rate of return, plus the absolute value of the Buffer, minus the Total Reduction Rate.
This Crediting Method may not always be available.
EXAMPLE:
This hypothetical example assumes:
•
Buffer = - 10%
•
Cap = 7%
•
Upside Participation rate = 110%
•
Total Reduction Rate = 1%
•
Index Value on the Segment Start Date = 1000
•
Investment Base = $100,000

Scenario	Index Value on Segment Maturity Date	Index Rate of Return	Segment Rate of Return	Segment Value on Segment Maturity Date
1	1100	(1100/1000) - 1 = 10.00%	6.00%	$ 106,000.00
2	1050	(1050/1000) - 1 = 5.00%	4.50%	$ 104,500.00
3	950	(950/1000) - 1 = -5.00%	4.00%	$ 104,000.00
4	850	(850/1000) - 1 = -15.00%	-6.00%	$ 94,000.00
Scenario 1:
the Segment rate of return is limited by the 7% Cap, and then reduced by the 1% Total Reduction Rate.
Scenario 2:
the 5% Index rate of return is multiplied by the 110% Upside Participation Rate, and then reduced by the 1%
Total Reduction Rate.
Scenario 3:
If the Index rate of return is negative but the loss does not exceed the Buffer, the Segment rate of return is the absolute value of the Index rate of return which is then reduced by the 1% Total Reduction Rate.
Scenario 4:
the Buffer reduces the loss to -5% and then the 1% Total Reduction Rate is applied.

Total Reduction Rate [Member]
Item 2. Overview of the Contract [Line Items]
Index-Linked Option Overview, Limits Positive Return [Text Block]
Total Reduction Rate.
A percentage (based on the Annual Fee (Reduction Rate) and the duration of the Indexed Account as defined in Your Contract) that applies to certain Indexed Accounts and will limit any positive Segment rate of return at the end of the term. It reduces the Index rate of return on the Segment Maturity Date after the Cap, Upside Participation
Rate or Buffer is applied to determine the Segment rate of return. The Total Reduction Rate will reduce any positive or zero Segment rate of return, and any negative Segment rate of return will be more negative.
For example, if the Index
rate of return for a 3-year Segment is 75%, the Cap is 60%, and the Total Reduction Rate is 3%, the Segment rate of return will be 57% (the Index rate of return up to the Cap, minus the Total Reduction Rate) on the Segment Maturity
Date.
For any currently offered Indexed Accounts with an Annual Fee (Reduction Rate), the guaranteed maximum
Total Reduction Rate over the life of the segment is 5% for 1-year terms, 15% for 3-year terms, and 30% for 6-year terms.

Index-Linked Option Overview, Example of Limiting the Positive Return [Text Block]
For example, if the Index
rate of return for a 3-year Segment is 75%, the Cap is 60%, and the Total Reduction Rate is 3%, the Segment rate of return will be 57% (the Index rate of return up to the Cap, minus the Total Reduction Rate) on the Segment Maturity
Date.

Total Reduction Rate [Member] | Buffer Rate 10 [Member]
Index-Linked Option Market Risk [Line Items]
Index-Linked Option Risk, Lowest Maximum Loss Resulting from Negative Index Performance [Percent]		100.00%
Total Reduction Rate [Member] | Buffer Rate 15 [Member]
Index-Linked Option Market Risk [Line Items]
Index-Linked Option Risk, Lowest Maximum Loss Resulting from Negative Index Performance [Percent]		100.00%
Total Reduction Rate [Member] | Buffer Rate 20 [Member]
Index-Linked Option Market Risk [Line Items]
Index-Linked Option Risk, Lowest Maximum Loss Resulting from Negative Index Performance [Percent]		100.00%
Total Reduction Rate [Member] | Buffer Rate 25 [Member]
Index-Linked Option Market Risk [Line Items]
Index-Linked Option Risk, Lowest Maximum Loss Resulting from Negative Index Performance [Percent]		100.00%
SP 500 Index [Member]
Index-Linked Option Details, Crediting Methodology [Line Items]
Annual Return [Percent]				16.40%	23.30%	24.20%	(19.40%)	26.90%	16.30%	28.90%	6.20%	19.40%	9.50%
Annual Return, Example Capped and Buffered [Percent]				5.00%	5.00%	5.00%	(9.40%)	5.00%	5.00%	5.00%	0.00%	5.00%	5.00%
Index-Linked Option Details, Price Return Index Underperforms [Text Block]
The Index is a price return index, not a total return index, and therefore does not reflect the dividends paid on the assets composing the Index, which will reduce the Index return and cause the Index to underperform a direct investment in the securities composing the Index.

Index-Linked Option Details, Maturity [Line Items]
Index-Linked Option Details, Other Material Features [Text Block]
S&P 500 Index
The S&P 500 Index is product of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”) and has been licensed for use by
RiverSource Life Insurance Company (“RiverSource Life”). Standard & Poor’s
®
and S&P
®
are registered trademarks of
Standard & Poor’s Financial Services LLC (“S&P”); Dow Jones
®
is a registered trademark of Dow Jones Trademark
Holdings LLC (“Dow Jones”); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by RiverSource Life. It is not possible to invest directly in an index. RiverSource Life’s indexed products
(the “Products”) are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or any of their respective affiliates (collectively, “S&P Dow Jones Indices”). S&P Dow Jones Indices makes no representation or warranty, express or implied, to the owners of the Products or any member of the public regarding the advisability of investing in securities generally or the Products particularly or the ability of the Indexes to track general market performance. Past performance of an index is not an indication or guarantee of future results. S&P Dow Jones Indices’ only relationship to
RiverSource Life with respect to the S&P 500 Index is the licensing of the Index and certain trademarks, service marks and/or trade names of S&P Dow Jones Indices and/or its licensors. The Indexes are determined, composed and calculated by S&P Dow Jones Indices without regard to RiverSource Life or the Products. S&P Dow Jones Indices has no
obligation to take the needs of RiverSource Life or the owners of the Products into consideration in determining, composing or calculating the Indexes. S&P Dow Jones Indices is not responsible for and has not participated in the determination of the prices, and amount of the Products or the timing of the issuance or sale of the Products or in the determination or calculation of the equation by which the Products are to be converted into cash, surrendered or redeemed, as the case may be. S&P Dow Jones Indices has no obligation or liability in connection with the administration, marketing or trading of the Products. There is no assurance that investment products based on the
Indexes will accurately track index performance or provide positive investment returns. S&P Dow Jones Indices LLC is not an investment or tax advisor. A tax advisor should be consulted to evaluate the impact of any tax-exempt securities on portfolios and the tax consequences of making any particular investment decision. Inclusion of a security within an index is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such security, nor is it considered to be investment advice.
S&P DOW JONES INDICES DOES NOT GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE
COMPLETENESS OF THE INDEXES OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT
LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT
THERETO. S&P DOW JONES INDICES SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS,
OMISSIONS, OR DELAYS THEREIN. S&P DOW JONES INDICES MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND
EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR
AS TO RESULTS TO BE OBTAINED BY RIVERSOURCE LIFE, OWNERS OF THE PRODUCTS, OR ANY OTHER PERSON OR
ENTITY FROM THE USE OF THE INDEXES OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY
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SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS,
TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBLITY OF SUCH
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BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN S&P DOW JONES INDICES AND RIVERSOURCE
LIFE, OTHER THAN THE LICENSORS OF S&P DOW JONES INDICES.

SP 500 Index [Member] | Dual Directional With Annual Fee And 10 Buffer [Member] | Postive Return [Member] | Point to Point 1 Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name		S&P 500 1-year Dual Directional with -10% Buffer
Index-Linked Option Available, Type of Index		Market Index
Index-Linked Option Available, Tracked Index [Text Block]		S&P 500
Index-Linked Option Available, Crediting Period		1 year
Index-Linked Option Available, Crediting Methodology		Dual Directional Point-to-Point with a Buffer
Index-Linked Option Available, Current Limit on Index Losses [Percent]		10.00%
Index-Linked Option Available, Index Loss Limit Type		Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		2.00%
Index-Linked Option Available, Index Gain Limit Type		Minimum Cap
Index-Linked Option Available, Lowest Limit on Gains [Percent]		90.00%
SP 500 Index [Member] | Dual Directional With Annual Fee And 10 Buffer [Member] | Postive Return [Member] | Point to Point 3 Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name		S&P 500 3-year Dual Directional with -10% Buffer
Index-Linked Option Available, Type of Index		Market Index
Index-Linked Option Available, Tracked Index [Text Block]		S&P 500
Index-Linked Option Available, Crediting Period		3 years
Index-Linked Option Available, Crediting Methodology		Dual Directional Point-to-Point with a Buffer
Index-Linked Option Available, Current Limit on Index Losses [Percent]		10.00%
Index-Linked Option Available, Index Loss Limit Type		Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		6.00%
Index-Linked Option Available, Index Gain Limit Type		Minimum Cap
Index-Linked Option Available, Lowest Limit on Gains [Percent]		90.00%
SP 500 Index [Member] | Dual Directional With Annual Fee And 10 Buffer [Member] | Postive Return [Member] | Point to Point 6 Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name		S&P 500 6-year Dual Directional with -10% Buffer
Index-Linked Option Available, Type of Index		Market Index
Index-Linked Option Available, Tracked Index [Text Block]		S&P 500
Index-Linked Option Available, Crediting Period		6 years
Index-Linked Option Available, Crediting Methodology		Dual Directional Point-to-Point with a Buffer
Index-Linked Option Available, Current Limit on Index Losses [Percent]		10.00%
Index-Linked Option Available, Index Loss Limit Type		Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		8.00%
Index-Linked Option Available, Index Gain Limit Type		Minimum Cap
Index-Linked Option Available, Lowest Limit on Gains [Percent]		90.00%
SP 500 Index [Member] | Dual Directional With Annual Fee And 15 Buffer [Member] | Postive Return [Member] | Point to Point 1 Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index		Market Index
Index-Linked Option Available, Tracked Index [Text Block]		S&P 500
Index-Linked Option Available, Crediting Period		1 year
Index-Linked Option Available, Crediting Methodology		Dual Directional Point-to-Point with a Buffer
Index-Linked Option Available, Current Limit on Index Losses [Percent]		15.00%
Index-Linked Option Available, Index Loss Limit Type		Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		2.00%
Index-Linked Option Available, Index Gain Limit Type		Minimum Cap
Index-Linked Option Available, Lowest Limit on Gains [Percent]		85.00%
SP 500 Index [Member] | Dual Directional With Annual Fee And 15 Buffer [Member] | Postive Return [Member] | Point to Point 3 Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name		S&P 500 3-year Dual Directional with -15% Buffer
Index-Linked Option Available, Type of Index		Market Index
Index-Linked Option Available, Tracked Index [Text Block]		S&P 500
Index-Linked Option Available, Crediting Period		3 years
Index-Linked Option Available, Crediting Methodology		Dual Directional Point-to-Point with a Buffer
Index-Linked Option Available, Current Limit on Index Losses [Percent]		15.00%
Index-Linked Option Available, Index Loss Limit Type		Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		6.00%
Index-Linked Option Available, Index Gain Limit Type		Minimum Cap
Index-Linked Option Available, Lowest Limit on Gains [Percent]		85.00%
SP 500 Index [Member] | Dual Directional With Annual Fee And 15 Buffer [Member] | Postive Return [Member] | Point to Point 6 Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name		S&P 500 6-year Dual Directional with -15% Buffer
Index-Linked Option Available, Type of Index		Market Index
Index-Linked Option Available, Tracked Index [Text Block]		S&P 500
Index-Linked Option Available, Crediting Period		6 years
Index-Linked Option Available, Crediting Methodology		Dual Directional Point-to-Point with a Buffer
Index-Linked Option Available, Current Limit on Index Losses [Percent]		15.00%
Index-Linked Option Available, Index Loss Limit Type		Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		8.00%
Index-Linked Option Available, Index Gain Limit Type		Minimum Cap
Index-Linked Option Available, Lowest Limit on Gains [Percent]		85.00%
SP 500 Index [Member] | Dual Directional With Annual Fee And 20 Buffer [Member] | Postive Return [Member] | Point to Point 1 Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name		S&P 500 1-year Dual Directional with -20% Buffer
Index-Linked Option Available, Type of Index		Market Index
Index-Linked Option Available, Tracked Index [Text Block]		S&P 500
Index-Linked Option Available, Crediting Period		1 year
Index-Linked Option Available, Crediting Methodology		Dual Directional Point-to-Point with a Buffer
Index-Linked Option Available, Current Limit on Index Losses [Percent]		20.00%
Index-Linked Option Available, Index Loss Limit Type		Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		2.00%
Index-Linked Option Available, Index Gain Limit Type		Minimum Cap
Index-Linked Option Available, Lowest Limit on Gains [Percent]		80.00%
SP 500 Index [Member] | Dual Directional With Annual Fee And 20 Buffer [Member] | Postive Return [Member] | Point to Point 3 Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name		S&P 500 3-year Dual Directional with -20% Buffer
Index-Linked Option Available, Type of Index		Market Index
Index-Linked Option Available, Tracked Index [Text Block]		S&P 500
Index-Linked Option Available, Crediting Period		3 years
Index-Linked Option Available, Crediting Methodology		Dual Directional Point-to-Point with a Buffer
Index-Linked Option Available, Current Limit on Index Losses [Percent]		20.00%
Index-Linked Option Available, Index Loss Limit Type		Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		6.00%
Index-Linked Option Available, Index Gain Limit Type		Minimum Cap
Index-Linked Option Available, Lowest Limit on Gains [Percent]		80.00%
SP 500 Index [Member] | Dual Directional With Annual Fee And 25 Buffer [Member] | Postive Return [Member] | Point to Point 3 Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name		S&P 500 3-year Dual Directional with -25% Buffer
Index-Linked Option Available, Type of Index		Market Index
Index-Linked Option Available, Tracked Index [Text Block]		S&P 500
Index-Linked Option Available, Crediting Period		3 years
Index-Linked Option Available, Crediting Methodology		Dual Directional Point-to-Point with a Buffer
Index-Linked Option Available, Current Limit on Index Losses [Percent]		25.00%
Index-Linked Option Available, Index Loss Limit Type		Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		6.00%
Index-Linked Option Available, Index Gain Limit Type		Minimum Cap
Index-Linked Option Available, Lowest Limit on Gains [Percent]		75.00%
SP 500 Index [Member] | Dual Directional With Annual Fee And 25 Buffer [Member] | Postive Return [Member] | Point to Point 6 Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name		S&P 500 6-year Dual Directional with -25% Buffer
Index-Linked Option Available, Type of Index		Market Index
Index-Linked Option Available, Tracked Index [Text Block]		S&P 500
Index-Linked Option Available, Crediting Period		6 years
Index-Linked Option Available, Crediting Methodology		Dual Directional Point-to-Point with a Buffer
Index-Linked Option Available, Current Limit on Index Losses [Percent]		25.00%
Index-Linked Option Available, Index Loss Limit Type		Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		8.00%
Index-Linked Option Available, Index Gain Limit Type		Minimum Cap
Index-Linked Option Available, Lowest Limit on Gains [Percent]		75.00%
SP 500 Index [Member] | Cap Rate Return Limit [Member] | Postive Return [Member] | Point to Point 1 Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		2.00%
Index-Linked Option Available, Index Gain Limit Type		Minimum Cap
SP 500 Index [Member] | Cap Rate Return Limit [Member] | Buffer Rate 10 [Member] | Postive Return [Member] | Point to Point 1 Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name		S&P 500 1-year with -10% Buffer
Index-Linked Option Available, Type of Index		Market Index
Index-Linked Option Available, Tracked Index [Text Block]		S&P 500
Index-Linked Option Available, Crediting Period		1 year
Index-Linked Option Available, Current Limit on Index Losses [Percent]		(10.00%)
Index-Linked Option Available, Index Loss Limit Type		Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		2.00%
Index-Linked Option Available, Index Gain Limit Type		Minimum Cap
Index-Linked Option Available, Lowest Limit on Gains [Percent]		90.00%
SP 500 Index [Member] | Cap Rate Return Limit [Member] | Buffer Rate 10 [Member] | Postive Return [Member] | Point to Point 3 Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name		S&P 500 3-year with -10% Buffer
Index-Linked Option Available, Type of Index		Market Index
Index-Linked Option Available, Tracked Index [Text Block]		S&P 500
Index-Linked Option Available, Crediting Period		3 years
Index-Linked Option Available, Crediting Methodology		Point-to-Point with a Buffer
Index-Linked Option Available, Current Limit on Index Losses [Percent]		(10.00%)
Index-Linked Option Available, Index Loss Limit Type		Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		6.00%
Index-Linked Option Available, Index Gain Limit Type		Minimum Cap
Index-Linked Option Available, Lowest Limit on Gains [Percent]		90.00%
SP 500 Index [Member] | Cap Rate Return Limit [Member] | Buffer Rate 10 [Member] | Postive Return [Member] | Point to Point 6 Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name		S&P 500 6-year with -10% Buffer
Index-Linked Option Available, Type of Index		Market Index
Index-Linked Option Available, Tracked Index [Text Block]		S&P 500
Index-Linked Option Available, Crediting Period		6 years
Index-Linked Option Available, Crediting Methodology		Point-to-Point with a Buffer
Index-Linked Option Available, Current Limit on Index Losses [Percent]		(10.00%)
Index-Linked Option Available, Index Loss Limit Type		Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		8.00%
Index-Linked Option Available, Index Gain Limit Type		Minimum Cap
Index-Linked Option Available, Lowest Limit on Gains [Percent]		90.00%
SP 500 Index [Member] | Cap Rate Return Limit [Member] | Buffer Rate 15 [Member] | Postive Return [Member] | Point to Point 1 Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name		S&P 500 1-year with -15% Buffer
Index-Linked Option Available, Type of Index		Market Index
Index-Linked Option Available, Tracked Index [Text Block]		S&P 500
Index-Linked Option Available, Crediting Period		1 year
Index-Linked Option Available, Current Limit on Index Losses [Percent]		(15.00%)
Index-Linked Option Available, Index Loss Limit Type		Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		2.00%
Index-Linked Option Available, Index Gain Limit Type		Minimum Cap
Index-Linked Option Available, Lowest Limit on Gains [Percent]		85.00%
SP 500 Index [Member] | Cap Rate Return Limit [Member] | Buffer Rate 15 [Member] | Postive Return [Member] | Point to Point 3 Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name		S&P 500 3-year with -15% Buffer
Index-Linked Option Available, Type of Index		Market Index
Index-Linked Option Available, Tracked Index [Text Block]		S&P 500
Index-Linked Option Available, Crediting Period		3 years
Index-Linked Option Available, Crediting Methodology		Point-to-Point with a Buffer
Index-Linked Option Available, Current Limit on Index Losses [Percent]		(15.00%)
Index-Linked Option Available, Index Loss Limit Type		Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		6.00%
Index-Linked Option Available, Index Gain Limit Type		Minimum Cap
Index-Linked Option Available, Lowest Limit on Gains [Percent]		85.00%
SP 500 Index [Member] | Cap Rate Return Limit [Member] | Buffer Rate 15 [Member] | Postive Return [Member] | Point to Point 6 Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name		S&P 500 6-year with -15% Buffer
Index-Linked Option Available, Type of Index		Market Index
Index-Linked Option Available, Tracked Index [Text Block]		S&P 500
Index-Linked Option Available, Crediting Period		6 years
Index-Linked Option Available, Crediting Methodology		Point-to-Point with a Buffer
Index-Linked Option Available, Current Limit on Index Losses [Percent]		(15.00%)
Index-Linked Option Available, Index Loss Limit Type		Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		8.00%
Index-Linked Option Available, Index Gain Limit Type		Minimum Cap
Index-Linked Option Available, Lowest Limit on Gains [Percent]		85.00%
SP 500 Index [Member] | Cap Rate Return Limit [Member] | Buffer Rate 20 [Member] | Postive Return [Member] | Point to Point 1 Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name		S&P 500 1-year with -20% Buffer
Index-Linked Option Available, Type of Index		Market Index
Index-Linked Option Available, Tracked Index [Text Block]		S&P 500
Index-Linked Option Available, Crediting Period		1 year
Index-Linked Option Available, Current Limit on Index Losses [Percent]		(20.00%)
Index-Linked Option Available, Index Loss Limit Type		Buffer
Index-Linked Option Available, Lowest Limit on Gains [Percent]		80.00%
SP 500 Index [Member] | Cap Rate Return Limit [Member] | Buffer Rate 20 [Member] | Postive Return [Member] | Point to Point 3 Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name		S&P 500 3-year with -20% Buffer
Index-Linked Option Available, Type of Index		Market Index
Index-Linked Option Available, Tracked Index [Text Block]		S&P 500
Index-Linked Option Available, Crediting Period		3 years
Index-Linked Option Available, Crediting Methodology		Point-to-Point with a Buffer
Index-Linked Option Available, Current Limit on Index Losses [Percent]		(20.00%)
Index-Linked Option Available, Index Loss Limit Type		Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		6.00%
Index-Linked Option Available, Index Gain Limit Type		Minimum Cap
Index-Linked Option Available, Lowest Limit on Gains [Percent]		80.00%
SP 500 Index [Member] | Cap Rate Return Limit [Member] | Buffer Rate 25 [Member] | Postive Return [Member] | Point to Point 1 Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name		S&P 500 1-year with -25% Buffer
Index-Linked Option Available, Type of Index		Market Index
Index-Linked Option Available, Tracked Index [Text Block]		S&P 500
Index-Linked Option Available, Crediting Period		1 year
Index-Linked Option Available, Current Limit on Index Losses [Percent]		(25.00%)
Index-Linked Option Available, Index Loss Limit Type		Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		2.00%
Index-Linked Option Available, Index Gain Limit Type		Minimum Cap
Index-Linked Option Available, Lowest Limit on Gains [Percent]		75.00%
SP 500 Index [Member] | Cap Rate Return Limit [Member] | Buffer Rate 25 [Member] | Postive Return [Member] | Point to Point 3 Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Crediting Methodology		Point-to-Point with a Buffer
SP 500 Index [Member] | Cap Rate Return Limit [Member] | Buffer Rate 25 [Member] | Postive Return [Member] | Point to Point 6 Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name		S&P 500 6-year with -25% Buffer
Index-Linked Option Available, Type of Index		Market Index
Index-Linked Option Available, Tracked Index [Text Block]		S&P 500
Index-Linked Option Available, Crediting Period		6 years
Index-Linked Option Available, Crediting Methodology		Point-to-Point with a Buffer
Index-Linked Option Available, Current Limit on Index Losses [Percent]		(25.00%)
Index-Linked Option Available, Index Loss Limit Type		Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		8.00%
Index-Linked Option Available, Index Gain Limit Type		Minimum Cap
Index-Linked Option Available, Lowest Limit on Gains [Percent]		75.00%
SP 500 Index [Member] | Cap Rate Return Limit [Member] | Buffer Rate 100 [Member] | Postive Return [Member] | Point to Point 1 Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name		S&P 500 1-year with -100% Buffer†
Index-Linked Option Available, Type of Index		Market Index
Index-Linked Option Available, Tracked Index [Text Block]		S&P 500
Index-Linked Option Available, Crediting Period		1 year
Index-Linked Option Available, Current Limit on Index Losses [Percent]		(100.00%)
Index-Linked Option Available, Index Loss Limit Type		Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		2.00%
Index-Linked Option Available, Index Gain Limit Type		Minimum Cap
Index-Linked Option Available, Lowest Limit on Gains [Percent]		0.00%
SP 500 Index [Member] | Cap Rate Return Limit [Member] | Buffer Rate 100 [Member] | Postive Return [Member] | Point to Point 3 Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name		S&P 500 3-year with -100% Buffer†
Index-Linked Option Available, Type of Index		Market Index
Index-Linked Option Available, Tracked Index [Text Block]		S&P 500
Index-Linked Option Available, Crediting Period		3 years
Index-Linked Option Available, Crediting Methodology		Point-to-Point with a Buffer
Index-Linked Option Available, Current Limit on Index Losses [Percent]		(100.00%)
Index-Linked Option Available, Index Loss Limit Type		Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		3.00%
Index-Linked Option Available, Index Gain Limit Type		Minimum Cap
Index-Linked Option Available, Lowest Limit on Gains [Percent]		0.00%
SP 500 Index [Member] | Cap Rate Return Limit [Member] | Buffer Rate 100 [Member] | Postive Return [Member] | Point to Point 6 Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name		S&P 500 6-year with -100% Buffer†
Index-Linked Option Available, Type of Index		Market Index
Index-Linked Option Available, Tracked Index [Text Block]		S&P 500
Index-Linked Option Available, Crediting Period		6 years
Index-Linked Option Available, Crediting Methodology		Point-to-Point with a Buffer
Index-Linked Option Available, Current Limit on Index Losses [Percent]		(100.00%)
Index-Linked Option Available, Index Loss Limit Type		Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		4.00%
Index-Linked Option Available, Index Gain Limit Type		Minimum Cap
Index-Linked Option Available, Lowest Limit on Gains [Percent]		0.00%
SP 500 Index [Member] | Annualized Income Rate [Member] | Buffer Rate 10 [Member] | Postive Return [Member] | Point to Point 1 Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name		S&P 500 1-year Income Choice with -10% Buffer§
Index-Linked Option Available, Type of Index		Market Index
Index-Linked Option Available, Tracked Index [Text Block]		S&P 500
Index-Linked Option Available, Crediting Period		1 year
Index-Linked Option Available, Crediting Methodology		Income Choice Point-to-Point with a Buffer
Index-Linked Option Available, Current Limit on Index Losses [Percent]		(10.00%)
Index-Linked Option Available, Index Loss Limit Type		Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		1.00%
Index-Linked Option Available, Lowest Limit on Gains [Percent]		90.00%
SP 500 Index [Member] | Annualized Income Rate [Member] | Buffer Rate 20 [Member] | Postive Return [Member] | Point to Point 1 Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name		S&P 500 1-year Income Choice with -20% Buffer§
Index-Linked Option Available, Type of Index		Market Index
Index-Linked Option Available, Tracked Index [Text Block]		S&P 500
Index-Linked Option Available, Crediting Period		1 year
Index-Linked Option Available, Current Limit on Index Losses [Percent]		(20.00%)
Index-Linked Option Available, Index Loss Limit Type		Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		1.00%
Index-Linked Option Available, Lowest Limit on Gains [Percent]		80.00%
SP 500 Index [Member] | Contingent Return [Member] | Buffer Rate 10 [Member] | Postive Return [Member] | Point to Point 1 Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name		S&P 500 1-year Contingent Return with -10% Buffer
Index-Linked Option Available, Type of Index		Market Index
Index-Linked Option Available, Tracked Index [Text Block]		S&P 500
Index-Linked Option Available, Crediting Period		1 year
Index-Linked Option Available, Crediting Methodology		Contingent Return Point-to-Point with a Buffer
Index-Linked Option Available, Current Limit on Index Losses [Percent]		10.00%
Index-Linked Option Available, Index Loss Limit Type		Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		1.00%
Index-Linked Option Available, Index Gain Limit Type		Minimum
Index-Linked Option Available, Lowest Limit on Gains [Percent]		90.00%
SP 500 Index [Member] | Contingent Return [Member] | Buffer Rate 10 [Member] | Postive Return [Member] | Point to Point 2 Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name		S&P 500 2-year Contingent Return with -10% Buffer
Index-Linked Option Available, Type of Index		Market Index
Index-Linked Option Available, Tracked Index [Text Block]		S&P 500
Index-Linked Option Available, Crediting Period		2 years
Index-Linked Option Available, Crediting Methodology		Contingent Return Point-to-Point with a Buffer
Index-Linked Option Available, Current Limit on Index Losses [Percent]		10.00%
Index-Linked Option Available, Index Loss Limit Type		Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		2.00%
Index-Linked Option Available, Index Gain Limit Type		Minimum
Index-Linked Option Available, Lowest Limit on Gains [Percent]		90.00%
SP 500 Index [Member] | Contingent Return [Member] | Buffer Rate 10 [Member] | Postive Return [Member] | Point to Point 3 Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name		S&P 500 3-year Contingent Return with -10% Buffer
Index-Linked Option Available, Type of Index		Market Index
Index-Linked Option Available, Tracked Index [Text Block]		S&P 500
Index-Linked Option Available, Crediting Period		3 years
Index-Linked Option Available, Crediting Methodology		Contingent Return Point-to-Point with a Buffer
Index-Linked Option Available, Current Limit on Index Losses [Percent]		10.00%
Index-Linked Option Available, Index Loss Limit Type		Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		3.00%
Index-Linked Option Available, Index Gain Limit Type		Minimum
Index-Linked Option Available, Lowest Limit on Gains [Percent]		90.00%
SP 500 Index [Member] | Contingent Return [Member] | Buffer Rate 10 [Member] | Postive Return [Member] | Point to Point 6 Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name		S&P 500 6-year Contingent Return with -10% Buffer
Index-Linked Option Available, Type of Index		Market Index
Index-Linked Option Available, Tracked Index [Text Block]		S&P 500
Index-Linked Option Available, Crediting Period		6 years
Index-Linked Option Available, Crediting Methodology		Contingent Return Point-to-Point with a Buffer
Index-Linked Option Available, Current Limit on Index Losses [Percent]		(10.00%)
Index-Linked Option Available, Index Loss Limit Type		Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		6.00%
Index-Linked Option Available, Index Gain Limit Type		Minimum
Index-Linked Option Available, Lowest Limit on Gains [Percent]		90.00%
SP 500 Index [Member] | Contingent Return [Member] | Buffer Rate 15 [Member] | Postive Return [Member] | Point to Point 1 Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name		S&P 500 1-year Contingent Return with -15% Buffer
Index-Linked Option Available, Type of Index		Market Index
Index-Linked Option Available, Tracked Index [Text Block]		S&P 500
Index-Linked Option Available, Crediting Period		1 year
Index-Linked Option Available, Crediting Methodology		Contingent Return Point-to-Point with a Buffer
Index-Linked Option Available, Current Limit on Index Losses [Percent]		15.00%
Index-Linked Option Available, Index Loss Limit Type		Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		1.00%
Index-Linked Option Available, Index Gain Limit Type		Minimum
Index-Linked Option Available, Lowest Limit on Gains [Percent]		85.00%
SP 500 Index [Member] | Contingent Return [Member] | Buffer Rate 15 [Member] | Postive Return [Member] | Point to Point 2 Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name		S&P 500 2-year Contingent Return with -15% Buffer
Index-Linked Option Available, Type of Index		Market Index
Index-Linked Option Available, Tracked Index [Text Block]		S&P 500
Index-Linked Option Available, Crediting Period		2 years
Index-Linked Option Available, Crediting Methodology		Contingent Return Point-to-Point with a Buffer
Index-Linked Option Available, Current Limit on Index Losses [Percent]		15.00%
Index-Linked Option Available, Index Loss Limit Type		Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		2.00%
Index-Linked Option Available, Index Gain Limit Type		Minimum
Index-Linked Option Available, Lowest Limit on Gains [Percent]		85.00%
SP 500 Index [Member] | Contingent Return [Member] | Buffer Rate 15 [Member] | Postive Return [Member] | Point to Point 3 Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name		S&P 500 3-year Contingent Return with -15% Buffer
Index-Linked Option Available, Type of Index		Market Index
Index-Linked Option Available, Tracked Index [Text Block]		S&P 500
Index-Linked Option Available, Crediting Period		3 years
Index-Linked Option Available, Crediting Methodology		Contingent Return Point-to-Point with a Buffer
Index-Linked Option Available, Current Limit on Index Losses [Percent]		(15.00%)
Index-Linked Option Available, Index Loss Limit Type		Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		3.00%
Index-Linked Option Available, Index Gain Limit Type		Minimum
Index-Linked Option Available, Lowest Limit on Gains [Percent]		85.00%
SP 500 Index [Member] | Contingent Return [Member] | Buffer Rate 15 [Member] | Postive Return [Member] | Point to Point 6 Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name		S&P 500 6-year Contingent Return with -15% Buffer
Index-Linked Option Available, Type of Index		Market Index
Index-Linked Option Available, Tracked Index [Text Block]		S&P 500
Index-Linked Option Available, Crediting Period		6 years
Index-Linked Option Available, Crediting Methodology		Contingent Return Point-to-Point with a Buffer
Index-Linked Option Available, Current Limit on Index Losses [Percent]		(15.00%)
Index-Linked Option Available, Index Loss Limit Type		Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		6.00%
Index-Linked Option Available, Index Gain Limit Type		Minimum
Index-Linked Option Available, Lowest Limit on Gains [Percent]		85.00%
SP 500 Index [Member] | Contingent Return [Member] | Buffer Rate 20 [Member] | Postive Return [Member] | Point to Point 1 Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name		S&P 500 1-year Contingent Return with -20% Buffer
Index-Linked Option Available, Type of Index		Market Index
Index-Linked Option Available, Tracked Index [Text Block]		S&P 500
Index-Linked Option Available, Crediting Period		1 year
Index-Linked Option Available, Crediting Methodology		Contingent Return Point-to-Point with a Buffer
Index-Linked Option Available, Current Limit on Index Losses [Percent]		20.00%
Index-Linked Option Available, Index Loss Limit Type		Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		1.00%
Index-Linked Option Available, Index Gain Limit Type		Minimum
Index-Linked Option Available, Lowest Limit on Gains [Percent]		80.00%
SP 500 Index [Member] | Contingent Return [Member] | Buffer Rate 20 [Member] | Postive Return [Member] | Point to Point 2 Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name		S&P 500 2-year Contingent Return with -20% Buffer
Index-Linked Option Available, Type of Index		Market Index
Index-Linked Option Available, Tracked Index [Text Block]		S&P 500
Index-Linked Option Available, Crediting Period		2 years
Index-Linked Option Available, Crediting Methodology		Contingent Return Point-to-Point with a Buffer
Index-Linked Option Available, Current Limit on Index Losses [Percent]		20.00%
Index-Linked Option Available, Index Loss Limit Type		Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		2.00%
Index-Linked Option Available, Index Gain Limit Type		Minimum
Index-Linked Option Available, Lowest Limit on Gains [Percent]		80.00%
SP 500 Index [Member] | Contingent Return [Member] | Buffer Rate 20 [Member] | Postive Return [Member] | Point to Point 3 Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name		S&P 500 3-year Contingent Return with -20% Buffer
Index-Linked Option Available, Type of Index		Market Index
Index-Linked Option Available, Tracked Index [Text Block]		S&P 500
Index-Linked Option Available, Crediting Period		3 years
Index-Linked Option Available, Crediting Methodology		Contingent Return Point-to-Point with a Buffer
Index-Linked Option Available, Current Limit on Index Losses [Percent]		(20.00%)
Index-Linked Option Available, Index Loss Limit Type		Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		3.00%
Index-Linked Option Available, Index Gain Limit Type		Minimum
Index-Linked Option Available, Lowest Limit on Gains [Percent]		80.00%
SP 500 Index [Member] | Contingent Return [Member] | Buffer Rate 25 [Member] | Postive Return [Member] | Point to Point 6 Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name		S&P 500 6-year Contingent Return with -25% Buffer
Index-Linked Option Available, Type of Index		Market Index
Index-Linked Option Available, Tracked Index [Text Block]		S&P 500
Index-Linked Option Available, Crediting Period		6 years
Index-Linked Option Available, Crediting Methodology		Contingent Return Point-to-Point with a Buffer
Index-Linked Option Available, Current Limit on Index Losses [Percent]		(25.00%)
Index-Linked Option Available, Index Loss Limit Type		Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		6.00%
Index-Linked Option Available, Index Gain Limit Type		Minimum
Index-Linked Option Available, Lowest Limit on Gains [Percent]		75.00%
SP 500 Index [Member] | Total Reduction Rate [Member] | Buffer Rate 10 [Member] | Postive Return [Member] | Point to Point 1 Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name		S&P 500 1-year with Annual Fee and -10% Buffer
Index-Linked Option Available, Type of Index		Market Index
Index-Linked Option Available, Tracked Index [Text Block]		S&P 500
Index-Linked Option Available, Crediting Period		1 year
Index-Linked Option Available, Crediting Methodology		Point-to-Point with a Buffer
Index-Linked Option Available, Current Limit on Index Losses [Percent]		10.00%
Index-Linked Option Available, Index Loss Limit Type		Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		2.00%
Index-Linked Option Available, Index Gain Limit Type		Minimum Cap
Index-Linked Option Available, Lowest Limit on Gains [Percent]		95.00%
SP 500 Index [Member] | Total Reduction Rate [Member] | Buffer Rate 10 [Member] | Postive Return [Member] | Point to Point 3 Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name		S&P 500 3-year with Annual Fee and -10% Buffer
Index-Linked Option Available, Type of Index		Market Index
Index-Linked Option Available, Tracked Index [Text Block]		S&P 500
Index-Linked Option Available, Crediting Period		3 years
Index-Linked Option Available, Crediting Methodology		Point-to-Point with a Buffer
Index-Linked Option Available, Current Limit on Index Losses [Percent]		10.00%
Index-Linked Option Available, Index Loss Limit Type		Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		6.00%
Index-Linked Option Available, Index Gain Limit Type		Minimum Cap
Index-Linked Option Available, Lowest Limit on Gains [Percent]		100.00%
SP 500 Index [Member] | Total Reduction Rate [Member] | Buffer Rate 10 [Member] | Postive Return [Member] | Point to Point 6 Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name		S&P 500 6-year with Annual Fee and -10% Buffer
Index-Linked Option Available, Type of Index		Market Index
Index-Linked Option Available, Tracked Index [Text Block]		S&P 500
Index-Linked Option Available, Crediting Period		6 years
Index-Linked Option Available, Crediting Methodology		Point-to-Point with a Buffer
Index-Linked Option Available, Current Limit on Index Losses [Percent]		10.00%
Index-Linked Option Available, Index Loss Limit Type		Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		6.00%
Index-Linked Option Available, Index Gain Limit Type		Minimum Cap
Index-Linked Option Available, Lowest Limit on Gains [Percent]		100.00%
SP 500 Index [Member] | Total Reduction Rate [Member] | Buffer Rate 15 [Member] | Postive Return [Member] | Point to Point 1 Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name		S&P 500 1-year with Annual Fee and -15% Buffer
Index-Linked Option Available, Type of Index		Market Index
Index-Linked Option Available, Tracked Index [Text Block]		S&P 500
Index-Linked Option Available, Crediting Period		1 year
Index-Linked Option Available, Crediting Methodology		Point-to-Point with a Buffer
Index-Linked Option Available, Current Limit on Index Losses [Percent]		15.00%
Index-Linked Option Available, Index Loss Limit Type		Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		2.00%
Index-Linked Option Available, Index Gain Limit Type		Minimum Cap
Index-Linked Option Available, Lowest Limit on Gains [Percent]		90.00%
SP 500 Index [Member] | Total Reduction Rate [Member] | Buffer Rate 15 [Member] | Postive Return [Member] | Point to Point 3 Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name		S&P 500 3-year with Annual Fee and -15% Buffer
Index-Linked Option Available, Type of Index		Market Index
Index-Linked Option Available, Tracked Index [Text Block]		S&P 500
Index-Linked Option Available, Crediting Period		3 years
Index-Linked Option Available, Crediting Methodology		Point-to-Point with a Buffer
Index-Linked Option Available, Current Limit on Index Losses [Percent]		15.00%
Index-Linked Option Available, Index Loss Limit Type		Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		6.00%
Index-Linked Option Available, Index Gain Limit Type		Minimum Cap
Index-Linked Option Available, Lowest Limit on Gains [Percent]		100.00%
SP 500 Index [Member] | Total Reduction Rate [Member] | Buffer Rate 15 [Member] | Postive Return [Member] | Point to Point 6 Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name		S&P 500 6-year with Annual Fee and -15% Buffer
Index-Linked Option Available, Type of Index		Market Index
Index-Linked Option Available, Tracked Index [Text Block]		S&P 500
Index-Linked Option Available, Crediting Period		6 years
Index-Linked Option Available, Crediting Methodology		Point-to-Point with a Buffer
Index-Linked Option Available, Current Limit on Index Losses [Percent]		15.00%
Index-Linked Option Available, Index Loss Limit Type		Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		8.00%
Index-Linked Option Available, Index Gain Limit Type		Minimum Cap
Index-Linked Option Available, Lowest Limit on Gains [Percent]		100.00%
SP 500 Index [Member] | Total Reduction Rate [Member] | Buffer Rate 20 [Member] | Postive Return [Member] | Point to Point 1 Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name		S&P 500 1-year with Annual Fee and -20% Buffer
Index-Linked Option Available, Type of Index		Market Index
Index-Linked Option Available, Tracked Index [Text Block]		S&P 500
Index-Linked Option Available, Crediting Period		1 year
Index-Linked Option Available, Crediting Methodology		Point-to-Point with a Buffer
Index-Linked Option Available, Current Limit on Index Losses [Percent]		20.00%
Index-Linked Option Available, Index Loss Limit Type		Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		2.00%
Index-Linked Option Available, Index Gain Limit Type		Minimum Cap
Index-Linked Option Available, Lowest Limit on Gains [Percent]		85.00%
SP 500 Index [Member] | Total Reduction Rate [Member] | Buffer Rate 20 [Member] | Postive Return [Member] | Point to Point 3 Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name		S&P 500 3-year with Annual Fee and -20% Buffer
Index-Linked Option Available, Type of Index		Market Index
Index-Linked Option Available, Tracked Index [Text Block]		S&P 500
Index-Linked Option Available, Crediting Period		3 years
Index-Linked Option Available, Crediting Methodology		Point-to-Point with a Buffer
Index-Linked Option Available, Current Limit on Index Losses [Percent]		20.00%
Index-Linked Option Available, Index Loss Limit Type		Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		6.00%
Index-Linked Option Available, Index Gain Limit Type		Minimum Cap
Index-Linked Option Available, Lowest Limit on Gains [Percent]		95.00%
SP 500 Index [Member] | Total Reduction Rate [Member] | Buffer Rate 25 [Member] | Point to Point 1 Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index		Market Index
Index-Linked Option Available, Tracked Index [Text Block]		S&P 500
Index-Linked Option Available, Crediting Period		1 year
SP 500 Index [Member] | Total Reduction Rate [Member] | Buffer Rate 25 [Member] | Postive Return [Member] | Point to Point 1 Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name		S&P 500 1-year with Annual Fee and -25% Buffer
Index-Linked Option Available, Crediting Methodology		Point-to-Point with a Buffer
Index-Linked Option Available, Current Limit on Index Losses [Percent]		25.00%
Index-Linked Option Available, Index Loss Limit Type		Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		2.00%
Index-Linked Option Available, Index Gain Limit Type		Minimum Cap
Index-Linked Option Available, Lowest Limit on Gains [Percent]		80.00%
SP 500 Index [Member] | Total Reduction Rate [Member] | Buffer Rate 25 [Member] | Postive Return [Member] | Point to Point 6 Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name		S&P 500 6-year with Annual Fee and -25% Buffer
Index-Linked Option Available, Type of Index		Market Index
Index-Linked Option Available, Tracked Index [Text Block]		S&P 500
Index-Linked Option Available, Crediting Period		6 years
Index-Linked Option Available, Crediting Methodology		Point-to-Point with a Buffer
Index-Linked Option Available, Current Limit on Index Losses [Percent]		25.00%
Index-Linked Option Available, Index Loss Limit Type		Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		8.00%
Index-Linked Option Available, Index Gain Limit Type		Minimum Cap
Index-Linked Option Available, Lowest Limit on Gains [Percent]		100.00%
SP 500 Index [Member] | Dual Directional [Member] | Buffer Rate 10 [Member] | Postive Return [Member] | Point to Point 1 Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name		S&P 500 1-year Dual Directional with Annual Fee and -10% Buffer
Index-Linked Option Available, Type of Index		Market Index
Index-Linked Option Available, Tracked Index [Text Block]		S&P 500
Index-Linked Option Available, Crediting Period		1 year
Index-Linked Option Available, Crediting Methodology		Dual Directional Point-to-Point with a Buffer
Index-Linked Option Available, Current Limit on Index Losses [Percent]		10.00%
Index-Linked Option Available, Index Loss Limit Type		Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		2.00%
Index-Linked Option Available, Index Gain Limit Type		Minimum Cap
Index-Linked Option Available, Lowest Limit on Gains [Percent]		95.00%
SP 500 Index [Member] | Dual Directional [Member] | Buffer Rate 10 [Member] | Postive Return [Member] | Point to Point 3 Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name		S&P 500 3-year Dual Directional with Annual Fee and -10% Buffer
Index-Linked Option Available, Type of Index		Market Index
Index-Linked Option Available, Tracked Index [Text Block]		S&P 500
Index-Linked Option Available, Crediting Period		3 years
Index-Linked Option Available, Crediting Methodology		Dual Directional Point-to-Point with a Buffer
Index-Linked Option Available, Current Limit on Index Losses [Percent]		10.00%
Index-Linked Option Available, Index Loss Limit Type		Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		6.00%
Index-Linked Option Available, Lowest Limit on Gains [Percent]		100.00%
SP 500 Index [Member] | Dual Directional [Member] | Buffer Rate 10 [Member] | Postive Return [Member] | Point to Point 6 Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name		S&P 500 6-year Dual Directional with Annual Fee and -10% Buffer
Index-Linked Option Available, Type of Index		Market Index
Index-Linked Option Available, Tracked Index [Text Block]		S&P 500
Index-Linked Option Available, Crediting Period		6 years
Index-Linked Option Available, Crediting Methodology		Dual Directional Point-to-Point with a Buffer
Index-Linked Option Available, Current Limit on Index Losses [Percent]		10.00%
Index-Linked Option Available, Index Loss Limit Type		Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		8.00%
Index-Linked Option Available, Index Gain Limit Type		Minimum Cap
Index-Linked Option Available, Lowest Limit on Gains [Percent]		100.00%
SP 500 Index [Member] | Dual Directional [Member] | Buffer Rate 15 [Member] | Postive Return [Member] | Point to Point 1 Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name		S&P 500 1-year Dual Directional with Annual Fee and -15% Buffer
Index-Linked Option Available, Type of Index		Market Index
Index-Linked Option Available, Tracked Index [Text Block]		S&P 500
Index-Linked Option Available, Crediting Period		1 year
Index-Linked Option Available, Crediting Methodology		Dual Directional Point-to-Point with a Buffer
Index-Linked Option Available, Current Limit on Index Losses [Percent]		15.00%
Index-Linked Option Available, Index Loss Limit Type		Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		2.00%
Index-Linked Option Available, Index Gain Limit Type		Minimum Cap
Index-Linked Option Available, Lowest Limit on Gains [Percent]		90.00%
SP 500 Index [Member] | Dual Directional [Member] | Buffer Rate 15 [Member] | Postive Return [Member] | Point to Point 3 Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name		S&P 500 3-year Dual Directional with Annual Fee and -15% Buffer
Index-Linked Option Available, Type of Index		Market Index
Index-Linked Option Available, Tracked Index [Text Block]		S&P 500
Index-Linked Option Available, Crediting Period		3 years
Index-Linked Option Available, Crediting Methodology		Dual Directional Point-to-Point with a Buffer
Index-Linked Option Available, Current Limit on Index Losses [Percent]		15.00%
Index-Linked Option Available, Index Loss Limit Type		Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		6.00%
Index-Linked Option Available, Index Gain Limit Type		Minimum Cap
Index-Linked Option Available, Lowest Limit on Gains [Percent]		100.00%
SP 500 Index [Member] | Dual Directional [Member] | Buffer Rate 15 [Member] | Postive Return [Member] | Point to Point 6 Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name		S&P 500 6-year Dual Directional with Annual Fee and -15% Buffer
Index-Linked Option Available, Type of Index		Market Index
Index-Linked Option Available, Tracked Index [Text Block]		S&P 500
Index-Linked Option Available, Crediting Period		6 years
Index-Linked Option Available, Crediting Methodology		Dual Directional Point-to-Point with a Buffer
Index-Linked Option Available, Current Limit on Index Losses [Percent]		15.00%
Index-Linked Option Available, Index Loss Limit Type		Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		8.00%
Index-Linked Option Available, Index Gain Limit Type		Minimum Cap
Index-Linked Option Available, Lowest Limit on Gains [Percent]		100.00%
SP 500 Index [Member] | Dual Directional [Member] | Buffer Rate 20 [Member] | Postive Return [Member] | Point to Point 1 Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name		S&P 500 1-year Dual Directional with Annual Fee and -20% Buffer
Index-Linked Option Available, Type of Index		Market Index
Index-Linked Option Available, Tracked Index [Text Block]		S&P 500
Index-Linked Option Available, Crediting Period		1 year
Index-Linked Option Available, Crediting Methodology		Dual Directional Point-to-Point with a Buffer
Index-Linked Option Available, Current Limit on Index Losses [Percent]		20.00%
Index-Linked Option Available, Index Loss Limit Type		Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		2.00%
Index-Linked Option Available, Index Gain Limit Type		Minimum Cap
Index-Linked Option Available, Lowest Limit on Gains [Percent]		85.00%
SP 500 Index [Member] | Dual Directional [Member] | Buffer Rate 20 [Member] | Postive Return [Member] | Point to Point 3 Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name		S&P 500 3-year Dual Directional with Annual Fee and -20% Buffer
Index-Linked Option Available, Type of Index		Market Index
Index-Linked Option Available, Tracked Index [Text Block]		S&P 500
Index-Linked Option Available, Crediting Period		3 years
Index-Linked Option Available, Crediting Methodology		Dual Directional Point-to-Point with a Buffer
Index-Linked Option Available, Current Limit on Index Losses [Percent]		20.00%
Index-Linked Option Available, Index Loss Limit Type		Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		6.00%
Index-Linked Option Available, Index Gain Limit Type		Minimum Cap
Index-Linked Option Available, Lowest Limit on Gains [Percent]		95.00%
SP 500 Index [Member] | Dual Directional [Member] | Buffer Rate 25 [Member] | Postive Return [Member] | Point to Point 3 Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name		S&P 500 3-year Dual Directional with Annual Fee and -25% Buffer
Index-Linked Option Available, Type of Index		Market Index
Index-Linked Option Available, Tracked Index [Text Block]		S&P 500
Index-Linked Option Available, Crediting Period		3 years
Index-Linked Option Available, Crediting Methodology		Dual Directional Point-to-Point with a Buffer
Index-Linked Option Available, Current Limit on Index Losses [Percent]		25.00%
Index-Linked Option Available, Index Loss Limit Type		Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		6.00%
Index-Linked Option Available, Index Gain Limit Type		Minimum Cap
Index-Linked Option Available, Lowest Limit on Gains [Percent]		90.00%
SP 500 Index [Member] | Dual Directional [Member] | Buffer Rate 25 [Member] | Postive Return [Member] | Point to Point 6 Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name		S&P 500 6-year Dual Directional with Annual Fee and -25% Buffer
Index-Linked Option Available, Type of Index		Market Index
Index-Linked Option Available, Tracked Index [Text Block]		S&P 500
Index-Linked Option Available, Crediting Period		6 years
Index-Linked Option Available, Crediting Methodology		Dual Directional Point-to-Point with a Buffer
Index-Linked Option Available, Current Limit on Index Losses [Percent]		25.00%
Index-Linked Option Available, Index Loss Limit Type		Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		8.00%
Index-Linked Option Available, Index Gain Limit Type		Minimum Cap
Index-Linked Option Available, Lowest Limit on Gains [Percent]		100.00%
Russell 2000 Index [Member]
Index-Linked Option Details, Crediting Methodology [Line Items]
Annual Return [Percent]				11.30%	10.00%	15.10%	(21.60%)	13.70%	18.40%	23.70%	(12.20%)	13.10%	19.50%
Annual Return, Example Capped and Buffered [Percent]				5.00%	5.00%	5.00%	(11.60%)	5.00%	5.00%	5.00%	(2.20%)	5.00%	5.00%
Index-Linked Option Details, Price Return Index Underperforms [Text Block]
The Index is a price return index, not a total return index, and therefore does not reflect the dividends paid on the assets composing the Index, which will reduce the Index return and cause the Index to underperform a direct investment in the securities composing the Index.

Index-Linked Option Details, Maturity [Line Items]
Index-Linked Option Details, Other Material Features [Text Block]
RUSSELL 2000
®
Index
This annuity product (the “Product”) has been developed solely by RiverSource Life Insurance Company. The Product is not in any way connected to or sponsored, endorsed, sold or promoted by the London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). FTSE Russell is a trading name of certain of the LSE Group companies.
All rights in the Russell 2000
®
Index (the “Index”) vest in the relevant LSE Group company which owns the Index.
Russell 2000
®
is a trademark of the relevant LSE Group company and is used by any other LSE Group company under license.
The Index is calculated by or on behalf of FTSE International Limited or its affiliate, agent or partner. The LSE Group does not accept any liability whatsoever to any person arising out of (a) the use of, reliance on or any error in the Index or (b) investment in or operation of the Product. The LSE Group makes no claim, prediction, warranty or representation either as to the results to be obtained from the Product or the suitability of the Index for the purpose to which it is being put by RiverSource Life Insurance Company.

Russell 2000 Index [Member] | Cap Rate Return Limit [Member] | Buffer Rate 10 [Member] | Postive Return [Member] | Point to Point 1 Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name		Russell 2000 1-year with -10% Buffer
Index-Linked Option Available, Type of Index		Market Index
Index-Linked Option Available, Tracked Index [Text Block]		Russell 2000
Index-Linked Option Available, Crediting Period		1 year
Index-Linked Option Available, Current Limit on Index Losses [Percent]		(10.00%)
Index-Linked Option Available, Index Loss Limit Type		Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		2.00%
Index-Linked Option Available, Index Gain Limit Type		Minimum Cap
Index-Linked Option Available, Lowest Limit on Gains [Percent]		90.00%
Russell 2000 Index [Member] | Cap Rate Return Limit [Member] | Buffer Rate 10 [Member] | Postive Return [Member] | Point to Point 3 Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name		Russell 2000 3-year with -10% Buffer
Index-Linked Option Available, Type of Index		Market Index
Index-Linked Option Available, Tracked Index [Text Block]		Russell 2000
Index-Linked Option Available, Crediting Period		3 years
Index-Linked Option Available, Current Limit on Index Losses [Percent]		(10.00%)
Index-Linked Option Available, Index Loss Limit Type		Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		6.00%
Index-Linked Option Available, Index Gain Limit Type		Minimum Cap
Index-Linked Option Available, Lowest Limit on Gains [Percent]		90.00%
Russell 2000 Index [Member] | Cap Rate Return Limit [Member] | Buffer Rate 10 [Member] | Postive Return [Member] | Point to Point 6 Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name		Russell 2000 6-year with -10% Buffer
Index-Linked Option Available, Type of Index		Market Index
Index-Linked Option Available, Tracked Index [Text Block]		Russell 2000
Index-Linked Option Available, Crediting Period		6 years
Index-Linked Option Available, Crediting Methodology		Point-to-Point with a Buffer
Index-Linked Option Available, Current Limit on Index Losses [Percent]		(10.00%)
Index-Linked Option Available, Index Loss Limit Type		Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		8.00%
Index-Linked Option Available, Index Gain Limit Type		Minimum Cap
Index-Linked Option Available, Lowest Limit on Gains [Percent]		90.00%
Russell 2000 Index [Member] | Cap Rate Return Limit [Member] | Buffer Rate 15 [Member] | Postive Return [Member] | Point to Point 3 Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name		Russell 2000 3-year with -15% Buffer
Index-Linked Option Available, Type of Index		Market Index
Index-Linked Option Available, Tracked Index [Text Block]		Russell 2000
Index-Linked Option Available, Crediting Period		3 years
Index-Linked Option Available, Crediting Methodology		Point-to-Point with a Buffer
Index-Linked Option Available, Current Limit on Index Losses [Percent]		(15.00%)
Index-Linked Option Available, Index Loss Limit Type		Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		6.00%
Index-Linked Option Available, Index Gain Limit Type		Minimum Cap
Index-Linked Option Available, Lowest Limit on Gains [Percent]		85.00%
Russell 2000 Index [Member] | Cap Rate Return Limit [Member] | Buffer Rate 15 [Member] | Postive Return [Member] | Point to Point 6 Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name		Russell 2000 6-year with -15% Buffer
Index-Linked Option Available, Type of Index		Market Index
Index-Linked Option Available, Tracked Index [Text Block]		Russell 2000
Index-Linked Option Available, Crediting Period		6 years
Index-Linked Option Available, Crediting Methodology		Point-to-Point with a Buffer
Index-Linked Option Available, Current Limit on Index Losses [Percent]		(15.00%)
Index-Linked Option Available, Index Loss Limit Type		Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		8.00%
Index-Linked Option Available, Index Gain Limit Type		Minimum Cap
Index-Linked Option Available, Lowest Limit on Gains [Percent]		85.00%
Russell 2000 Index [Member] | Cap Rate Return Limit [Member] | Buffer Rate 20 [Member] | Postive Return [Member] | Point to Point 3 Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name		Russell 2000 3-year with -20% Buffer
Index-Linked Option Available, Type of Index		Market Index
Index-Linked Option Available, Tracked Index [Text Block]		Russell 2000
Index-Linked Option Available, Crediting Period		3 years
Index-Linked Option Available, Crediting Methodology		Point-to-Point with a Buffer
Index-Linked Option Available, Current Limit on Index Losses [Percent]		(20.00%)
Index-Linked Option Available, Index Loss Limit Type		Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		6.00%
Index-Linked Option Available, Index Gain Limit Type		Minimum Cap
Index-Linked Option Available, Lowest Limit on Gains [Percent]		80.00%
Russell 2000 Index [Member] | Cap Rate Return Limit [Member] | Buffer Rate 25 [Member] | Postive Return [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		8.00%
Index-Linked Option Available, Index Gain Limit Type		Minimum Cap
Index-Linked Option Available, Lowest Limit on Gains [Percent]		75.00%
Russell 2000 Index [Member] | Cap Rate Return Limit [Member] | Buffer Rate 25 [Member] | Postive Return [Member] | Point to Point 6 Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name		Russell 2000 6-year with -25% Buffer
Index-Linked Option Available, Type of Index		Market Index
Index-Linked Option Available, Tracked Index [Text Block]		Russell 2000
Index-Linked Option Available, Crediting Period		6 years
Index-Linked Option Available, Crediting Methodology		Point-to-Point with a Buffer
Index-Linked Option Available, Current Limit on Index Losses [Percent]		(25.00%)
Index-Linked Option Available, Index Loss Limit Type		Buffer
Russell 2000 Index [Member] | Total Reduction Rate [Member] | Buffer Rate 10 [Member] | Postive Return [Member] | Point to Point 1 Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name		Russell 2000 1-year with Annual Fee and -10% Buffer
Index-Linked Option Available, Type of Index		Market Index
Index-Linked Option Available, Tracked Index [Text Block]		Russell 2000
Index-Linked Option Available, Crediting Period		1 year
Index-Linked Option Available, Crediting Methodology		Point-to-Point with a Buffer
Index-Linked Option Available, Current Limit on Index Losses [Percent]		10.00%
Index-Linked Option Available, Index Loss Limit Type		Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		2.00%
Index-Linked Option Available, Index Gain Limit Type		Minimum Cap
Index-Linked Option Available, Lowest Limit on Gains [Percent]		95.00%
Russell 2000 Index [Member] | Total Reduction Rate [Member] | Buffer Rate 10 [Member] | Postive Return [Member] | Point to Point 3 Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name		Russell 2000 3-year with Annual Fee and -10% Buffer
Index-Linked Option Available, Type of Index		Market Index
Index-Linked Option Available, Tracked Index [Text Block]		Russell 2000
Index-Linked Option Available, Crediting Period		3 years
Index-Linked Option Available, Crediting Methodology		Point-to-Point with a Buffer
Index-Linked Option Available, Current Limit on Index Losses [Percent]		10.00%
Index-Linked Option Available, Index Loss Limit Type		Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		6.00%
Index-Linked Option Available, Index Gain Limit Type		Minimum Cap
Index-Linked Option Available, Lowest Limit on Gains [Percent]		100.00%
Russell 2000 Index [Member] | Total Reduction Rate [Member] | Buffer Rate 10 [Member] | Postive Return [Member] | Point to Point 6 Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name		Russell 2000 6-year with Annual Fee and -10% Buffer
Index-Linked Option Available, Type of Index		Market Index
Index-Linked Option Available, Tracked Index [Text Block]		Russell 2000
Index-Linked Option Available, Crediting Period		6 years
Index-Linked Option Available, Crediting Methodology		Point-to-Point with a Buffer
Index-Linked Option Available, Current Limit on Index Losses [Percent]		10.00%
Index-Linked Option Available, Index Loss Limit Type		Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		8.00%
Index-Linked Option Available, Index Gain Limit Type		Minimum Cap
Index-Linked Option Available, Lowest Limit on Gains [Percent]		100.00%
Russell 2000 Index [Member] | Total Reduction Rate [Member] | Buffer Rate 15 [Member] | Postive Return [Member] | Point to Point 3 Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name		Russell 2000 3-year with Annual Fee and -15% Buffer
Index-Linked Option Available, Type of Index		Market Index
Index-Linked Option Available, Tracked Index [Text Block]		Russell 2000
Index-Linked Option Available, Crediting Period		3 years
Index-Linked Option Available, Crediting Methodology		Point-to-Point with a Buffer
Index-Linked Option Available, Current Limit on Index Losses [Percent]		15.00%
Index-Linked Option Available, Index Loss Limit Type		Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		6.00%
Index-Linked Option Available, Index Gain Limit Type		Minimum Cap
Index-Linked Option Available, Lowest Limit on Gains [Percent]		100.00%
Russell 2000 Index [Member] | Total Reduction Rate [Member] | Buffer Rate 15 [Member] | Postive Return [Member] | Point to Point 6 Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name		Russell 2000 6-year with Annual Fee and -15% Buffer
Index-Linked Option Available, Type of Index		Market Index
Index-Linked Option Available, Tracked Index [Text Block]		Russell 2000
Index-Linked Option Available, Crediting Period		6 years
Index-Linked Option Available, Crediting Methodology		Point-to-Point with a Buffer
Index-Linked Option Available, Current Limit on Index Losses [Percent]		15.00%
Index-Linked Option Available, Index Loss Limit Type		Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		8.00%
Index-Linked Option Available, Index Gain Limit Type		Minimum Cap
Index-Linked Option Available, Lowest Limit on Gains [Percent]		100.00%
Russell 2000 Index [Member] | Total Reduction Rate [Member] | Buffer Rate 20 [Member] | Postive Return [Member] | Point to Point 3 Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name		Russell 2000 3-year with Annual Fee and -20% Buffer
Index-Linked Option Available, Type of Index		Market Index
Index-Linked Option Available, Tracked Index [Text Block]		Russell 2000
Index-Linked Option Available, Crediting Period		3 years
Index-Linked Option Available, Crediting Methodology		Point-to-Point with a Buffer
Index-Linked Option Available, Current Limit on Index Losses [Percent]		20.00%
Index-Linked Option Available, Index Loss Limit Type		Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		6.00%
Index-Linked Option Available, Index Gain Limit Type		Minimum Cap
Index-Linked Option Available, Lowest Limit on Gains [Percent]		95.00%
Russell 2000 Index [Member] | Total Reduction Rate [Member] | Buffer Rate 25 [Member] | Postive Return [Member] | Point to Point 6 Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name		Russell 2000 6-year with Annual Fee and -25% Buffer
Index-Linked Option Available, Type of Index		Market Index
Index-Linked Option Available, Tracked Index [Text Block]		Russell 2000
Index-Linked Option Available, Crediting Period		6 years
Index-Linked Option Available, Crediting Methodology		Point-to-Point with a Buffer
Index-Linked Option Available, Current Limit on Index Losses [Percent]		25.00%
Index-Linked Option Available, Index Loss Limit Type		Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		8.00%
Index-Linked Option Available, Index Gain Limit Type		Minimum Cap
Index-Linked Option Available, Lowest Limit on Gains [Percent]		100.00%
MSCI EAFE Index [Member]
Index-Linked Option Details, Crediting Methodology [Line Items]
Annual Return [Percent]				27.90%	1.10%	15.00%	(16.80%)	8.80%	5.40%	18.40%	(16.10%)	21.80%	(1.90%)
Annual Return, Example Capped and Buffered [Percent]				5.00%	1.10%	5.00%	(6.80%)	5.00%	5.00%	5.00%	(6.10%)	5.00%	0.00%
Index-Linked Option Details, Price Return Index Underperforms [Text Block]
The Index is a price return index, not a total return index, and therefore does not reflect the dividends paid on the assets composing the Index, which will reduce the Index return and cause the Index to underperform a direct investment in the securities composing the Index.

MSCI EAFE Index [Member] | Cap Rate Return Limit [Member] | Buffer Rate 10 [Member] | Postive Return [Member] | Point to Point 1 Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name		MSCI EAFE 1-year with -10% Buffer
Index-Linked Option Available, Type of Index		Market Index
Index-Linked Option Available, Tracked Index [Text Block]		MSCI EAFE
Index-Linked Option Available, Crediting Period		1 year
Index-Linked Option Available, Crediting Methodology		Point-to-Point with a Buffer
Index-Linked Option Available, Current Limit on Index Losses [Percent]		(10.00%)
Index-Linked Option Available, Index Loss Limit Type		Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		2.00%
Index-Linked Option Available, Index Gain Limit Type		Minimum Cap
Index-Linked Option Available, Lowest Limit on Gains [Percent]		90.00%
MSCI EAFE Index [Member] | Cap Rate Return Limit [Member] | Buffer Rate 10 [Member] | Postive Return [Member] | Point to Point 3 Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name		MSCI EAFE 3-year with -10% Buffer
Index-Linked Option Available, Type of Index		Market Index
Index-Linked Option Available, Tracked Index [Text Block]		MSCI EAFE
Index-Linked Option Available, Crediting Period		3 years
Index-Linked Option Available, Crediting Methodology		Point-to-Point with a Buffer
Index-Linked Option Available, Current Limit on Index Losses [Percent]		(10.00%)
Index-Linked Option Available, Index Loss Limit Type		Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		6.00%
Index-Linked Option Available, Index Gain Limit Type		Minimum Cap
Index-Linked Option Available, Lowest Limit on Gains [Percent]		90.00%
MSCI EAFE Index [Member] | Cap Rate Return Limit [Member] | Buffer Rate 10 [Member] | Postive Return [Member] | Point to Point 6 Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name		MSCI EAFE 6-year with -10% Buffer
Index-Linked Option Available, Type of Index		Market Index
Index-Linked Option Available, Tracked Index [Text Block]		MSCI EAFE
Index-Linked Option Available, Crediting Period		6 years
Index-Linked Option Available, Crediting Methodology		Point-to-Point with a Buffer
Index-Linked Option Available, Current Limit on Index Losses [Percent]		(10.00%)
Index-Linked Option Available, Index Loss Limit Type		Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		8.00%
Index-Linked Option Available, Index Gain Limit Type		Minimum Cap
Index-Linked Option Available, Lowest Limit on Gains [Percent]		90.00%
MSCI EAFE Index [Member] | Cap Rate Return Limit [Member] | Buffer Rate 15 [Member] | Postive Return [Member] | Point to Point 3 Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name		MSCI EAFE 3-year with -15% Buffer
Index-Linked Option Available, Type of Index		Market Index
Index-Linked Option Available, Tracked Index [Text Block]		MSCI EAFE
Index-Linked Option Available, Crediting Period		3 years
Index-Linked Option Available, Crediting Methodology		Point-to-Point with a Buffer
Index-Linked Option Available, Current Limit on Index Losses [Percent]		(15.00%)
Index-Linked Option Available, Index Loss Limit Type		Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		6.00%
Index-Linked Option Available, Index Gain Limit Type		Minimum Cap
Index-Linked Option Available, Lowest Limit on Gains [Percent]		85.00%
MSCI EAFE Index [Member] | Cap Rate Return Limit [Member] | Buffer Rate 15 [Member] | Postive Return [Member] | Point to Point 6 Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name		MSCI EAFE 6-year with -15% Buffer
Index-Linked Option Available, Type of Index		Market Index
Index-Linked Option Available, Tracked Index [Text Block]		MSCI EAFE
Index-Linked Option Available, Crediting Period		6 years
Index-Linked Option Available, Crediting Methodology		Point-to-Point with a Buffer
Index-Linked Option Available, Current Limit on Index Losses [Percent]		(15.00%)
Index-Linked Option Available, Index Loss Limit Type		Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		8.00%
Index-Linked Option Available, Index Gain Limit Type		Minimum Cap
Index-Linked Option Available, Lowest Limit on Gains [Percent]		85.00%
MSCI EAFE Index [Member] | Cap Rate Return Limit [Member] | Buffer Rate 20 [Member] | Postive Return [Member] | Point to Point 3 Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name		MSCI EAFE 3-year with -20% Buffer
Index-Linked Option Available, Type of Index		Market Index
Index-Linked Option Available, Tracked Index [Text Block]		MSCI EAFE
Index-Linked Option Available, Crediting Period		3 years
Index-Linked Option Available, Crediting Methodology		Point-to-Point with a Buffer
Index-Linked Option Available, Current Limit on Index Losses [Percent]		(20.00%)
Index-Linked Option Available, Index Loss Limit Type		Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		6.00%
Index-Linked Option Available, Index Gain Limit Type		Minimum Cap
Index-Linked Option Available, Lowest Limit on Gains [Percent]		80.00%
MSCI EAFE Index [Member] | Cap Rate Return Limit [Member] | Buffer Rate 25 [Member] | Postive Return [Member] | Point to Point 6 Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name		MSCI EAFE 6-year with -25% Buffer
Index-Linked Option Available, Type of Index		Market Index
Index-Linked Option Available, Tracked Index [Text Block]		MSCI EAFE
Index-Linked Option Available, Crediting Period		6 years
Index-Linked Option Available, Crediting Methodology		Point-to-Point with a Buffer
Index-Linked Option Available, Current Limit on Index Losses [Percent]		(25.00%)
Index-Linked Option Available, Index Loss Limit Type		Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		8.00%
Index-Linked Option Available, Index Gain Limit Type		Minimum Cap
Index-Linked Option Available, Lowest Limit on Gains [Percent]		75.00%
MSCI Emerging Markets Index [Member]
Index-Linked Option Details, Crediting Methodology [Line Items]
Annual Return [Percent]				30.60%	5.10%	7.00%	(22.40%)	(4.60%)	15.80%	15.40%	(16.60%)	34.30%	8.60%
Annual Return, Example Capped and Buffered [Percent]				5.00%	5.00%	5.00%	(12.40%)	0.00%	5.00%	5.00%	(6.60%)	5.00%	5.00%
Index-Linked Option Details, Price Return Index Underperforms [Text Block]
The Index is a price return index, not a total return index, and therefore does not reflect the dividends paid on the assets composing the Index, which will reduce the Index return and cause the Index to underperform a direct investment in the securities composing the Index.

Index-Linked Option Details, Maturity [Line Items]
Index-Linked Option Details, Other Material Features [Text Block]
MSCI EAFE & Emerging Markets Indexes
THIS PRODUCT IS NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY MSCI INC. (“MSCI”), ANY OF ITS AFFILIATES,
ANY OF ITS INFORMATION PROVIDERS OR ANY OTHER THIRD PARTY INVOLVED IN, OR RELATED TO, COMPILING,
COMPUTING OR CREATING ANY MSCI INDEX (COLLECTIVELY, THE “MSCI PARTIES”). THE MSCI INDEXES ARE THE
EXCLUSIVE PROPERTY OF MSCI. MSCI AND THE MSCI INDEX NAMES ARE SERVICE MARK(S) OF MSCI OR ITS AFFILIATES
AND HAVE BEEN LICENSED FOR USE FOR CERTAIN PURPOSES BY RIVERSOURCE LIFE INSURANCE COMPANY. NONE OF
THE MSCI PARTIES MAKES ANY REPRESENTATION OR WARRANTY, EXPRESS OR IMPLIED, TO THE ISSUER OR OWNERS
OF THIS PRODUCT OR ANY OTHER PERSON OR ENTITY REGARDING THE ADVISABILITY OF INVESTING IN PRODUCTS
GENERALLY OR IN THIS PRODUCT PARTICULARLY OR THE ABILITY OF ANY MSCI INDEX TO TRACK CORRESPONDING
STOCK MARKET PERFORMANCE. MSCI OR ITS AFFILIATES ARE THE LICENSORS OF CERTAIN TRADEMARKS, SERVICE
MARKS AND TRADE NAMES AND OF THE MSCI INDEXES WHICH ARE DETERMINED, COMPOSED AND CALCULATED BY
MSCI WITHOUT REGARD TO THIS PRODUCT OR THE ISSUER OR OWNERS OF THIS PRODUCT OR ANY OTHER PERSON
OR ENTITY. NONE OF THE MSCI PARTIES HAS ANY OBLIGATION TO TAKE THE NEEDS OF THE ISSUER OR OWNERS OF
THIS PRODUCT OR ANY OTHER PERSON OR ENTITY INTO CONSIDERATION IN DETERMINING, COMPOSING OR
CALCULATING THE MSCI INDEXES. NONE OF THE MSCI PARTIES IS RESPONSIBLE FOR OR HAS PARTICIPATED IN THE
DETERMINATION OF THE TIMING OF, PRICES AT, OR QUANTITIES OF THIS PRODUCT TO BE ISSUED OR IN THE
DETERMINATION OR CALCULATION OF THE EQUATION BY OR THE CONSIDERATION INTO WHICH THIS PRODUCT IS
REDEEMABLE. FURTHER, NONE OF THE MSCI PARTIES HAS ANY OBLIGATION OR LIABILITY TO THE ISSUER OR OWNERS
OF THIS PRODUCT OR ANY OTHER PERSON OR ENTITY IN CONNECTION WITH THE ADMINISTRATION, MARKETING OR
OFFERING OF THIS PRODUCT.
ALTHOUGH MSCI SHALL OBTAIN INFORMATION FOR INCLUSION IN OR FOR USE IN THE CALCULATION OF THE MSCI
INDEXES FROM SOURCES THAT MSCI CONSIDERS RELIABLE, NONE OF THE MSCI PARTIES WARRANTS OR GUARANTEES
THE ORIGINALITY, ACCURACY AND/OR THE COMPLETENESS OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN.
NONE OF THE MSCI PARTIES MAKES ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE
ISSUER OF THE PRODUCT, OWNERS OF THE PRODUCT, OR ANY OTHER PERSON OR ENTITY, FROM THE USE OF ANY
MSCI INDEX OR ANY DATA INCLUDED THEREIN. NONE OF THE MSCI PARTIES SHALL HAVE ANY LIABILITY FOR ANY
ERRORS, OMISSIONS OR INTERRUPTIONS OF OR IN CONNECTION WITH ANY MSCI INDEX OR ANY DATA INCLUDED
THEREIN. FURTHER, NONE OF THE MSCI PARTIES MAKES ANY EXPRESS OR IMPLIED WARRANTIES OF ANY KIND, AND
THE MSCI PARTIES HEREBY EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY AND FITNESS FOR A
PARTICULAR PURPOSE, WITH RESPECT TO EACH MSCI INDEX AND ANY DATA INCLUDED THEREIN. WITHOUT LIMITING
ANY OF THE FOREGOING, IN NO EVENT SHALL ANY OF THE MSCI PARTIES HAVE ANY LIABILITY FOR ANY DIRECT,
INDIRECT, SPECIAL, PUNITIVE, CONSEQUENTIAL OR ANY OTHER DAMAGES (INCLUDING LOST PROFITS) EVEN IF
NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.
No purchaser, seller or holder of this product, or any other person or entity, should use or refer to any MSCI trade name, trademark or service mark to sponsor, endorse, market or promote this product without first contacting MSCI to determine whether MSCI’s permission is required. Under no circumstances may any person or entity claim any affiliation with MSCI without the prior written permission of MSCI.

MSCI Emerging Markets Index [Member] | Cap Rate Return Limit [Member] | Buffer Rate 10 [Member] | Postive Return [Member] | Point to Point 1 Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name		MSCI Emerging Markets 1-year with -10% Buffer
Index-Linked Option Available, Type of Index		Market Index
Index-Linked Option Available, Tracked Index [Text Block]		MSCI Emerging Markets
Index-Linked Option Available, Crediting Period		1 year
Index-Linked Option Available, Crediting Methodology		Point-to-Point with a Buffer
Index-Linked Option Available, Current Limit on Index Losses [Percent]		(10.00%)
Index-Linked Option Available, Index Loss Limit Type		Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		2.00%
Index-Linked Option Available, Index Gain Limit Type		Minimum Cap
Index-Linked Option Available, Lowest Limit on Gains [Percent]		90.00%
NASDAQ100 Index [Member]
Index-Linked Option Details, Crediting Methodology [Line Items]
Annual Return [Percent]				20.20%	24.90%	53.80%	(33.00%)	26.60%	47.60%	38.00%	(1.00%)	31.50%	5.90%
Annual Return, Example Capped and Buffered [Percent]				5.00%	5.00%	5.00%	(23.00%)	5.00%	5.00%	5.00%	0.00%	5.00%	5.00%
Index-Linked Option Details, Price Return Index Underperforms [Text Block]
The Index is a price return index, not a total return index, and therefore does not reflect the dividends paid on the assets composing the Index, which will reduce the Index return and cause the Index to underperform a direct investment in the securities composing the Index.

Index-Linked Option Details, Maturity [Line Items]
Index-Linked Option Details, Other Material Features [Text Block]
NASDAQ-100 Index
The Product(s) is not sponsored, endorsed, sold or promoted by Nasdaq, Inc. or its affiliates (Nasdaq, with its affiliates, are referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of descriptions and disclosures relating to, the Product(s). The Corporations make no representation or warranty, express or implied to the owners of the Product(s) or any member of the public regarding the advisability of investing in securities generally or in the Product(s) particularly, or the ability of the Nasdaq-100 Index
®
to track general
stock market performance. The Corporations' only relationship to RiverSource Life Insurance Company (“Licensee”) is in
the licensing of the Nasdaq-100 Index
®
and certain trade names of the Corporations and the use of the Nasdaq-100
Index
®
which is determined, composed and calculated by Nasdaq without regard to Licensee or the Product(s). Nasdaq has no obligation to take the needs of the Licensee or the owners of the Product(s) into consideration in determining, composing or calculating the Nasdaq-100 Index
®
. The Corporations are not responsible for and have not participated in the determination of the timing of, prices at, or quantities of the Product(s) to be issued or in the determination or calculation of the equation by which the Product(s) is to be converted into cash. The Corporations have no liability in connection with the administration, marketing or trading of the Product(s).
THE CORPORATIONS DO NOT GUARANTEE THE ACCURACY AND/OR UNINTERRUPTED CALCULATION OF THE
NASDAQ-100 INDEX OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO WARRANTY, EXPRESS OR
IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE PRODUCT(S), OR ANY OTHER PERSON OR
ENTITY FROM THE USE OF THE NASDAQ-100 INDEX OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO
EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY OR FITNESS
FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE NASDAQ-100 INDEX OR ANY DATA INCLUDED THEREIN.
WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE CORPORATIONS HAVE ANY LIABILITY FOR ANY
LOST PROFITS OR SPECIAL, INCIDENTAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES, EVEN IF NOTIFIED OF
THE POSSIBILITY OF SUCH DAMAGES.

NASDAQ100 Index [Member] | Cap Rate Return Limit [Member] | Buffer Rate 10 [Member] | Postive Return [Member] | Point to Point 1 Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name		Nasdaq 100 1-year with -10% Buffer
Index-Linked Option Available, Type of Index		Market Index
Index-Linked Option Available, Tracked Index [Text Block]		Nasdaq 100
Index-Linked Option Available, Crediting Period		1 year
Index-Linked Option Available, Crediting Methodology		Point-to-Point with a Buffer
Index-Linked Option Available, Current Limit on Index Losses [Percent]		(10.00%)
Index-Linked Option Available, Index Loss Limit Type		Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		2.00%
Index-Linked Option Available, Index Gain Limit Type		Minimum Cap
Index-Linked Option Available, Lowest Limit on Gains [Percent]		90.00%
NASDAQ100 Index [Member] | Cap Rate Return Limit [Member] | Buffer Rate 10 [Member] | Postive Return [Member] | Point to Point 3 Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name		Nasdaq 100 3-year with -10% Buffer
Index-Linked Option Available, Type of Index		Market Index
Index-Linked Option Available, Tracked Index [Text Block]		Nasdaq 100
Index-Linked Option Available, Crediting Period		3 years
Index-Linked Option Available, Crediting Methodology		Point-to-Point with a Buffer
Index-Linked Option Available, Current Limit on Index Losses [Percent]		(10.00%)
Index-Linked Option Available, Index Loss Limit Type		Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		6.00%
Index-Linked Option Available, Index Gain Limit Type		Minimum Cap
Index-Linked Option Available, Lowest Limit on Gains [Percent]		90.00%
NASDAQ100 Index [Member] | Cap Rate Return Limit [Member] | Buffer Rate 10 [Member] | Postive Return [Member] | Point to Point 6 Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name		Nasdaq 100 6-year with -10% Buffer
Index-Linked Option Available, Type of Index		Market Index
Index-Linked Option Available, Tracked Index [Text Block]		Nasdaq 100
Index-Linked Option Available, Crediting Period		6 years
Index-Linked Option Available, Crediting Methodology		Point-to-Point with a Buffer
Index-Linked Option Available, Current Limit on Index Losses [Percent]		(10.00%)
Index-Linked Option Available, Index Loss Limit Type		Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		8.00%
Index-Linked Option Available, Index Gain Limit Type		Minimum Cap
Index-Linked Option Available, Lowest Limit on Gains [Percent]		90.00%
NASDAQ100 Index [Member] | Cap Rate Return Limit [Member] | Buffer Rate 15 [Member] | Postive Return [Member] | Point to Point 3 Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name		Nasdaq 100 3-year with -15% Buffer
Index-Linked Option Available, Type of Index		Market Index
Index-Linked Option Available, Tracked Index [Text Block]		Nasdaq 100
Index-Linked Option Available, Crediting Period		3 years
Index-Linked Option Available, Crediting Methodology		Point-to-Point with a Buffer
Index-Linked Option Available, Current Limit on Index Losses [Percent]		(15.00%)
Index-Linked Option Available, Index Loss Limit Type		Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		6.00%
Index-Linked Option Available, Index Gain Limit Type		Minimum Cap
Index-Linked Option Available, Lowest Limit on Gains [Percent]		85.00%
NASDAQ100 Index [Member] | Cap Rate Return Limit [Member] | Buffer Rate 15 [Member] | Postive Return [Member] | Point to Point 6 Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name		Nasdaq 100 6-year with -15% Buffer
Index-Linked Option Available, Type of Index		Market Index
Index-Linked Option Available, Tracked Index [Text Block]		Nasdaq 100
Index-Linked Option Available, Crediting Period		6 years
Index-Linked Option Available, Crediting Methodology		Point-to-Point with a Buffer
Index-Linked Option Available, Current Limit on Index Losses [Percent]		(15.00%)
Index-Linked Option Available, Index Loss Limit Type		Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		8.00%
Index-Linked Option Available, Index Gain Limit Type		Minimum Cap
Index-Linked Option Available, Lowest Limit on Gains [Percent]		85.00%
NASDAQ100 Index [Member] | Cap Rate Return Limit [Member] | Buffer Rate 20 [Member] | Postive Return [Member] | Point to Point 3 Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name		Nasdaq 100 3-year with -20% Buffer
Index-Linked Option Available, Type of Index		Market Index
Index-Linked Option Available, Tracked Index [Text Block]		Nasdaq 100
Index-Linked Option Available, Crediting Period		3 years
Index-Linked Option Available, Crediting Methodology		Point-to-Point with a Buffer
Index-Linked Option Available, Current Limit on Index Losses [Percent]		(20.00%)
Index-Linked Option Available, Index Loss Limit Type		Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		6.00%
Index-Linked Option Available, Index Gain Limit Type		Minimum Cap
Index-Linked Option Available, Lowest Limit on Gains [Percent]		80.00%
NASDAQ100 Index [Member] | Cap Rate Return Limit [Member] | Buffer Rate 25 [Member] | Postive Return [Member] | Point to Point 6 Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name		Nasdaq 100 6-year with -25% Buffer
Index-Linked Option Available, Type of Index		Market Index
Index-Linked Option Available, Tracked Index [Text Block]		Nasdaq 100
Index-Linked Option Available, Crediting Period		6 years
Index-Linked Option Available, Crediting Methodology		Point-to-Point with a Buffer
Index-Linked Option Available, Current Limit on Index Losses [Percent]		(25.00%)
Index-Linked Option Available, Index Loss Limit Type		Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		8.00%
Index-Linked Option Available, Index Gain Limit Type		Minimum Cap
Index-Linked Option Available, Lowest Limit on Gains [Percent]		75.00%
NASDAQ100 Index [Member] | Total Reduction Rate [Member] | Buffer Rate 10 [Member] | Postive Return [Member] | Point to Point 1 Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name		Nasdaq 100 1-year with Annual Fee and -10% Buffer
Index-Linked Option Available, Type of Index		Market Index
Index-Linked Option Available, Tracked Index [Text Block]		Nasdaq 100
Index-Linked Option Available, Crediting Period		1 year
Index-Linked Option Available, Crediting Methodology		Point-to-Point with a Buffer
Index-Linked Option Available, Current Limit on Index Losses [Percent]		10.00%
Index-Linked Option Available, Index Loss Limit Type		Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		2.00%
Index-Linked Option Available, Index Gain Limit Type		Minimum Cap
Index-Linked Option Available, Lowest Limit on Gains [Percent]		95.00%
NASDAQ100 Index [Member] | Total Reduction Rate [Member] | Buffer Rate 10 [Member] | Postive Return [Member] | Point to Point 3 Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name		Nasdaq 100 3-year with Annual Fee and -10% Buffer
Index-Linked Option Available, Type of Index		Market Index
Index-Linked Option Available, Tracked Index [Text Block]		Nasdaq 100
Index-Linked Option Available, Crediting Period		3 years
Index-Linked Option Available, Crediting Methodology		Point-to-Point with a Buffer
Index-Linked Option Available, Current Limit on Index Losses [Percent]		10.00%
Index-Linked Option Available, Index Loss Limit Type		Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		6.00%
Index-Linked Option Available, Index Gain Limit Type		Minimum Cap
Index-Linked Option Available, Lowest Limit on Gains [Percent]		100.00%
NASDAQ100 Index [Member] | Total Reduction Rate [Member] | Buffer Rate 10 [Member] | Postive Return [Member] | Point to Point 6 Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name		Nasdaq 100 6-year with Annual Fee and -10% Buffer
Index-Linked Option Available, Type of Index		Market Index
Index-Linked Option Available, Tracked Index [Text Block]		Nasdaq 100
Index-Linked Option Available, Crediting Period		6 years
Index-Linked Option Available, Crediting Methodology		Point-to-Point with a Buffer
Index-Linked Option Available, Current Limit on Index Losses [Percent]		10.00%
Index-Linked Option Available, Index Loss Limit Type		Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		8.00%
Index-Linked Option Available, Index Gain Limit Type		Minimum Cap
Index-Linked Option Available, Lowest Limit on Gains [Percent]		100.00%
NASDAQ100 Index [Member] | Total Reduction Rate [Member] | Buffer Rate 15 [Member] | Postive Return [Member] | Point to Point 3 Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name		Nasdaq 100 3-year with Annual Fee and -15% Buffer
Index-Linked Option Available, Type of Index		Market Index
Index-Linked Option Available, Tracked Index [Text Block]		Nasdaq 100
Index-Linked Option Available, Crediting Period		3 years
Index-Linked Option Available, Crediting Methodology		Point-to-Point with a Buffer
Index-Linked Option Available, Current Limit on Index Losses [Percent]		15.00%
Index-Linked Option Available, Index Loss Limit Type		Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		6.00%
Index-Linked Option Available, Index Gain Limit Type		Minimum Cap
Index-Linked Option Available, Lowest Limit on Gains [Percent]		100.00%
NASDAQ100 Index [Member] | Total Reduction Rate [Member] | Buffer Rate 15 [Member] | Postive Return [Member] | Point to Point 6 Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name		Nasdaq 100 6-year with Annual Fee and -15% Buffer
Index-Linked Option Available, Type of Index		Market Index
Index-Linked Option Available, Tracked Index [Text Block]		Nasdaq 100
Index-Linked Option Available, Crediting Period		6 years
Index-Linked Option Available, Crediting Methodology		Point-to-Point with a Buffer
Index-Linked Option Available, Index Loss Limit Type		Buffer
Index-Linked Option Available, Index Gain Limit Type		Minimum Cap
NASDAQ100 Index [Member] | Total Reduction Rate [Member] | Buffer Rate 20 [Member] | Postive Return [Member] | Point to Point 3 Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name		Nasdaq 100 3-year with Annual Fee and -20% Buffer
Index-Linked Option Available, Type of Index		Market Index
Index-Linked Option Available, Tracked Index [Text Block]		Nasdaq 100
Index-Linked Option Available, Crediting Period		3 years
Index-Linked Option Available, Crediting Methodology		Point-to-Point with a Buffer
Index-Linked Option Available, Current Limit on Index Losses [Percent]		20.00%
Index-Linked Option Available, Index Loss Limit Type		Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		6.00%
Index-Linked Option Available, Index Gain Limit Type		Minimum Cap
Index-Linked Option Available, Lowest Limit on Gains [Percent]		95.00%
NASDAQ100 Index [Member] | Total Reduction Rate [Member] | Buffer Rate 25 [Member] | Postive Return [Member] | Point to Point 6 Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name		Nasdaq 100 6-year with Annual Fee and -25% Buffer
Index-Linked Option Available, Type of Index		Market Index
Index-Linked Option Available, Tracked Index [Text Block]		Nasdaq 100
Index-Linked Option Available, Crediting Period		6 years
Index-Linked Option Available, Crediting Methodology		Point-to-Point with a Buffer
Index-Linked Option Available, Current Limit on Index Losses [Percent]		25.00%
Index-Linked Option Available, Index Loss Limit Type		Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		8.00%
Index-Linked Option Available, Index Gain Limit Type		Minimum Cap
Index-Linked Option Available, Lowest Limit on Gains [Percent]		100.00%
iShares US Real Estate ETF [Member]
Index-Linked Option Details, Crediting Methodology [Line Items]
Annual Return [Percent]				0.90%	1.80%	8.60%	(17.50%)	35.60%	(8.00%)	24.20%	(7.50%)	5.30%	2.50%
Annual Return, Example Capped and Buffered [Percent]				0.90%	1.80%	5.00%	(17.50%)	5.00%	(8.00%)	5.00%	0.00%	5.00%	2.50%
Index-Linked Option Details, Price Return Index Underperforms [Text Block]
The ETF performance is based on the NAV of the ETF, not the total return, and therefore, does not reflect the dividends paid on the assets composing ETF. Additionally, the Fund deducts underlying fund fees or expenses when calculating the return. This will reduce the ETF return and cause the Fund to underperform a direct investment in the securities composing the Fund or underlying index.

Index-Linked Option Details, Maturity [Line Items]
Index-Linked Option Details, Other Material Features [Text Block]
iShares
®
U.S. Real Estate ETF
The iShares U.S. Real Estate ETF is distributed by BlackRock Investments, LLC. iShares
®
and BlackRock
®
, and the
corresponding logos, are registered trademarks of BlackRock, Inc. and its affiliates (“BlackRock”) and are used under license. BlackRock has licensed certain trademarks and trade names of BlackRock to RiverSource Life Insurance
Company (“RiverSource Life”) for certain purposes. RiverSource Life’s products and services are not sponsored, endorsed, sold, or promoted by BlackRock, and purchasers of such products do not acquire any interest in the iShares
U.S. Real Estate ETF nor enter into any relationship of any kind with BlackRock. BlackRock makes no representations or warranties, express or implied, to the owners of any products offered by RiverSource Life or any member of the public regarding the advisability of purchasing any product or service offered by RiverSource Life. BlackRock has no obligation or liability for any errors, omissions, interruptions or use of the iShares U.S. Real Estate ETF or any data related thereto, or in connection with the operation, marketing, trading or sale of any product or service offered by RiverSource Life.

iShares US Real Estate ETF [Member] | Cap Rate Return Limit [Member] | Buffer Rate 10 [Member] | Postive Return [Member] | Point to Point 1 Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name		iShares U.S. Real Estate ETF 1-year with -10% Buffer
Index-Linked Option Available, Type of Index		ETF
Index-Linked Option Available, Tracked Index [Text Block]		iShares U.S. Real Estate ETF
Index-Linked Option Available, Crediting Period		1 year
Index-Linked Option Available, Crediting Methodology		Point-to-Point with a Buffer
Index-Linked Option Available, Current Limit on Index Losses [Percent]		(10.00%)
Index-Linked Option Available, Index Loss Limit Type		Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		2.00%
Index-Linked Option Available, Index Gain Limit Type		Minimum Cap
Index-Linked Option Available, Lowest Limit on Gains [Percent]		90.00%
Bloomberg U S Agg Credit Index [Member]
Index-Linked Option Details, Maturity [Line Items]
Index-Linked Option Details, Other Material Features [Text Block]
Bloomberg US Agg Credit Index
“Bloomberg
®
” and the Bloomberg indices listed herein (the “Indices”) are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited (“BISL”), the administrator of the index (collectively,
“Bloomberg”), and have been licensed for use for certain purposes by the distributor hereof (the “Licensee”).
The financial products named herein (the “Products”) are not sponsored, endorsed, sold or promoted by Bloomberg.
Bloomberg does not make any representation or warranty, express or implied, to the owners of or counterparties to the
Products or any member of the public regarding the advisability of investing in securities or commodities generally or in the Product particularly. The only relationship of Bloomberg to Licensee is the licensing of certain trademarks, trade names and service marks and of the Indices, which are determined, composed and calculated by BISL without regard to
Licensee or the Products. Bloomberg has no obligation to take the needs of Licensee or the owners of the Products into consideration in determining, composing or calculating the Indices. Bloomberg is not responsible for and has not participated in the determination of the timing, price, or quantities of the Products to be issued. Bloomberg shall not have any obligation or liability, including, without limitation, to customers of the Products, in connection with the administration, marketing or trading of the Products.
BLOOMBERG DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE INDICES OR ANY DATA
RELATED THERETO AND SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS THEREIN.
BLOOMBERG DOES NOT MAKE ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE,
OWNERS OF THE PRODUCT OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDICES OR ANY DATA RELATED
THERETO. BLOOMBERG DOES NOT MAKE ANY EXPRESS OR IMPLIED WARRANTIES AND EXPRESSLY DISCLAIMS ALL
WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE INDICES
OR ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, TO THE MAXIMUM EXTENT ALLOWED BY
LAW, BLOOMBERG, ITS LICENSORS, AND ITS AND THEIR RESPECTIVE EMPLOYEES, CONTRACTORS, AGENTS,
SUPPLIERS, AND VENDORS SHALL HAVE NO LIABILITY OR RESPONSIBILITY WHATSOEVER FOR ANY INJURY OR
DAMAGES—WHETHER DIRECT, INDIRECT, CONSEQUENTIAL, INCIDENTAL, PUNITIVE OR OTHERWISE—ARISING IN
CONNECTION WITH THE PRODUCT OR INDICES OR ANY DATA OR VALUES RELATING THERETO—WHETHER ARISING
FROM THEIR NEGLIGENCE OR OTHERWISE, EVEN IF NOTIFIED OF THE POSSIBILITY THEREOF.

S And P 500 And Russell 2000 Index [Member] | Cap Rate Return Limit [Member] | Buffer Rate 10 [Member] | Postive Return [Member] | Point to Point 1 Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name		S&P 500/Russell 2000 (Lesser of) 1-year with -10% Buffer
Index-Linked Option Available, Type of Index		Market Index
Index-Linked Option Available, Tracked Index [Text Block]		S&P 500/ Russell 2000 (Lesser of)
Index-Linked Option Available, Crediting Period		1 year
Index-Linked Option Available, Crediting Methodology		Point-to-Point with a Buffer
Index-Linked Option Available, Current Limit on Index Losses [Percent]		(10.00%)
Index-Linked Option Available, Index Loss Limit Type		Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		2.00%
Index-Linked Option Available, Index Gain Limit Type		Minimum Cap
Index-Linked Option Available, Lowest Limit on Gains [Percent]		90.00%
S And P 500 And Russell 2000 Index [Member] | Cap Rate Return Limit [Member] | Buffer Rate 10 [Member] | Postive Return [Member] | Point to Point 3 Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name		S&P 500/Russell 2000 (Lesser of) 3-year with -10% Buffer
Index-Linked Option Available, Type of Index		Market Index
Index-Linked Option Available, Tracked Index [Text Block]		S&P 500/ Russell 2000 (Lesser of)
Index-Linked Option Available, Crediting Period		3 years
Index-Linked Option Available, Crediting Methodology		Point-to-Point with a Buffer
Index-Linked Option Available, Current Limit on Index Losses [Percent]		(10.00%)
Index-Linked Option Available, Index Loss Limit Type		Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		6.00%
Index-Linked Option Available, Index Gain Limit Type		Minimum Cap
Index-Linked Option Available, Lowest Limit on Gains [Percent]		90.00%
S And P 500 And Russell 2000 Index [Member] | Cap Rate Return Limit [Member] | Buffer Rate 10 [Member] | Postive Return [Member] | Point to Point 6 Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name		S&P 500/Russell 2000 (Lesser of) 6-year with -10% Buffer
Index-Linked Option Available, Type of Index		Market Index
Index-Linked Option Available, Tracked Index [Text Block]		S&P 500/ Russell 2000 (Lesser of)
Index-Linked Option Available, Crediting Period		6 years
Index-Linked Option Available, Crediting Methodology		Point-to-Point with a Buffer
Index-Linked Option Available, Current Limit on Index Losses [Percent]		(10.00%)
Index-Linked Option Available, Index Loss Limit Type		Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		8.00%
Index-Linked Option Available, Index Gain Limit Type		Minimum Cap
Index-Linked Option Available, Lowest Limit on Gains [Percent]		90.00%
S And P 500 And Russell 2000 Index [Member] | Cap Rate Return Limit [Member] | Buffer Rate 15 [Member] | Postive Return [Member] | Point to Point 1 Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name		S&P 500/Russell 2000 (Lesser of) 1-year with -15% Buffer
Index-Linked Option Available, Type of Index		Market Index
Index-Linked Option Available, Tracked Index [Text Block]		S&P 500/ Russell 2000 (Lesser of)
Index-Linked Option Available, Crediting Period		1 year
Index-Linked Option Available, Crediting Methodology		Point-to-Point with a Buffer
Index-Linked Option Available, Current Limit on Index Losses [Percent]		(15.00%)
Index-Linked Option Available, Index Loss Limit Type		Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		2.00%
Index-Linked Option Available, Index Gain Limit Type		Minimum Cap
Index-Linked Option Available, Lowest Limit on Gains [Percent]		85.00%
S And P 500 And Russell 2000 Index [Member] | Cap Rate Return Limit [Member] | Buffer Rate 15 [Member] | Postive Return [Member] | Point to Point 3 Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name		S&P 500/Russell 2000 (Lesser of) 3-year with -15% Buffer
Index-Linked Option Available, Type of Index		Market Index
Index-Linked Option Available, Tracked Index [Text Block]		S&P 500/ Russell 2000 (Lesser of)
Index-Linked Option Available, Crediting Period		3 years
Index-Linked Option Available, Crediting Methodology		Point-to-Point with a Buffer
Index-Linked Option Available, Current Limit on Index Losses [Percent]		(15.00%)
Index-Linked Option Available, Index Loss Limit Type		Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		6.00%
Index-Linked Option Available, Index Gain Limit Type		Minimum Cap
Index-Linked Option Available, Lowest Limit on Gains [Percent]		85.00%
S And P 500 And Russell 2000 Index [Member] | Cap Rate Return Limit [Member] | Buffer Rate 15 [Member] | Postive Return [Member] | Point to Point 6 Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name		S&P 500/Russell 2000 (Lesser of) 6-year with -15% Buffer
Index-Linked Option Available, Type of Index		Market Index
Index-Linked Option Available, Tracked Index [Text Block]		S&P 500/ Russell 2000 (Lesser of)
Index-Linked Option Available, Crediting Period		6 years
Index-Linked Option Available, Crediting Methodology		Point-to-Point with a Buffer
Index-Linked Option Available, Current Limit on Index Losses [Percent]		(15.00%)
Index-Linked Option Available, Index Loss Limit Type		Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		8.00%
Index-Linked Option Available, Index Gain Limit Type		Minimum Cap
Index-Linked Option Available, Lowest Limit on Gains [Percent]		85.00%
S And P 500 And Russell 2000 Index [Member] | Cap Rate Return Limit [Member] | Buffer Rate 20 [Member] | Postive Return [Member] | Point to Point 1 Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name		S&P 500/Russell 2000 (Lesser of) 1-year with -20% Buffer
Index-Linked Option Available, Type of Index		Market Index
Index-Linked Option Available, Tracked Index [Text Block]		S&P 500/ Russell 2000 (Lesser of)
Index-Linked Option Available, Crediting Period		1 year
Index-Linked Option Available, Crediting Methodology		Point-to-Point with a Buffer
Index-Linked Option Available, Current Limit on Index Losses [Percent]		(20.00%)
Index-Linked Option Available, Index Loss Limit Type		Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		2.00%
Index-Linked Option Available, Index Gain Limit Type		Minimum Cap
Index-Linked Option Available, Lowest Limit on Gains [Percent]		80.00%
S And P 500 And Russell 2000 Index [Member] | Cap Rate Return Limit [Member] | Buffer Rate 20 [Member] | Postive Return [Member] | Point to Point 3 Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name		S&P 500/Russell 2000 (Lesser of) 3-year with -20% Buffer
Index-Linked Option Available, Type of Index		Market Index
Index-Linked Option Available, Tracked Index [Text Block]		S&P 500/ Russell 2000 (Lesser of)
Index-Linked Option Available, Crediting Period		3 years
Index-Linked Option Available, Crediting Methodology		Point-to-Point with a Buffer
Index-Linked Option Available, Current Limit on Index Losses [Percent]		(20.00%)
Index-Linked Option Available, Index Loss Limit Type		Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		6.00%
Index-Linked Option Available, Index Gain Limit Type		Minimum Cap
Index-Linked Option Available, Lowest Limit on Gains [Percent]		80.00%
S And P 500 And Russell 2000 Index [Member] | Cap Rate Return Limit [Member] | Buffer Rate 25 [Member] | Postive Return [Member] | Point to Point 1 Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name		S&P 500/Russell 2000 (Lesser of) 1-year with -25% Buffer
Index-Linked Option Available, Type of Index		Market Index
Index-Linked Option Available, Tracked Index [Text Block]		S&P 500/ Russell 2000 (Lesser of)
Index-Linked Option Available, Crediting Period		1 year
Index-Linked Option Available, Crediting Methodology		Point-to-Point with a Buffer
Index-Linked Option Available, Current Limit on Index Losses [Percent]		(25.00%)
Index-Linked Option Available, Index Loss Limit Type		Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		2.00%
Index-Linked Option Available, Index Gain Limit Type		Minimum Cap
Index-Linked Option Available, Lowest Limit on Gains [Percent]		75.00%
S And P 500 And Russell 2000 Index [Member] | Cap Rate Return Limit [Member] | Buffer Rate 25 [Member] | Postive Return [Member] | Point to Point 6 Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name		S&P 500/Russell 2000 (Lesser of) 6-year with -25% Buffer
Index-Linked Option Available, Type of Index		Market Index
Index-Linked Option Available, Tracked Index [Text Block]		S&P 500/ Russell 2000 (Lesser of)
Index-Linked Option Available, Crediting Period		6 years
Index-Linked Option Available, Crediting Methodology		Point-to-Point with a Buffer
Index-Linked Option Available, Current Limit on Index Losses [Percent]		(25.00%)
Index-Linked Option Available, Index Loss Limit Type		Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		8.00%
Index-Linked Option Available, Index Gain Limit Type		Minimum Cap
Index-Linked Option Available, Lowest Limit on Gains [Percent]		75.00%
S And P 500 And Russell 2000 Index [Member] | Cap Rate Return Limit [Member] | Buffer Rate 100 [Member] | Postive Return [Member] | Point to Point 1 Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name		S&P 500/Russell 2000 (Lesser of) 1-year with -100% Buffer†
Index-Linked Option Available, Type of Index		Market Index
Index-Linked Option Available, Tracked Index [Text Block]		S&P 500/ Russell 2000 (Lesser of)
Index-Linked Option Available, Crediting Period		1 year
Index-Linked Option Available, Crediting Methodology		Point-to-Point with a Buffer
Index-Linked Option Available, Current Limit on Index Losses [Percent]		(100.00%)
Index-Linked Option Available, Index Loss Limit Type		Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		2.00%
Index-Linked Option Available, Index Gain Limit Type		Minimum Cap
Index-Linked Option Available, Lowest Limit on Gains [Percent]		0.00%
S And P 500 And Russell 2000 Index [Member] | Cap Rate Return Limit [Member] | Buffer Rate 100 [Member] | Postive Return [Member] | Point to Point 3 Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name		S&P 500/Russell 2000 (Lesser of) 3-year with -100% Buffer†
Index-Linked Option Available, Type of Index		Market Index
Index-Linked Option Available, Tracked Index [Text Block]		S&P 500/ Russell 2000 (Lesser of)
Index-Linked Option Available, Crediting Period		3 years
Index-Linked Option Available, Crediting Methodology		Point-to-Point with a Buffer
Index-Linked Option Available, Current Limit on Index Losses [Percent]		(100.00%)
Index-Linked Option Available, Index Loss Limit Type		Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		3.00%
Index-Linked Option Available, Index Gain Limit Type		Minimum Cap
Index-Linked Option Available, Lowest Limit on Gains [Percent]		0.00%
S And P 500 And Russell 2000 Index [Member] | Cap Rate Return Limit [Member] | Buffer Rate 100 [Member] | Postive Return [Member] | Point to Point 6 Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name		S&P 500/Russell 2000 (Lesser of) 6-year with -100% Buffer†
Index-Linked Option Available, Type of Index		Market Index
Index-Linked Option Available, Tracked Index [Text Block]		S&P 500/ Russell 2000 (Lesser of)
Index-Linked Option Available, Crediting Period		6 years
Index-Linked Option Available, Crediting Methodology		Point-to-Point with a Buffer
Index-Linked Option Available, Current Limit on Index Losses [Percent]		100.00%
Index-Linked Option Available, Index Loss Limit Type		Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		4.00%
Index-Linked Option Available, Index Gain Limit Type		Minimum Cap
Index-Linked Option Available, Lowest Limit on Gains [Percent]		0.00%
S And P 500 And Russell 2000 Index [Member] | Annualized Income Rate [Member] | Buffer Rate 10 [Member] | Postive Return [Member] | Point to Point 1 Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name		S&P 500/Russell 2000 (Lesser of) 1-year Income Choice with -10% Buffer§
Index-Linked Option Available, Type of Index		Market Index
Index-Linked Option Available, Tracked Index [Text Block]		S&P 500/ Russell 2000 (Lesser of)
Index-Linked Option Available, Crediting Period		1 year
Index-Linked Option Available, Crediting Methodology		Income Choice Point-to-Point with a Buffer
Index-Linked Option Available, Current Limit on Index Losses [Percent]		(10.00%)
Index-Linked Option Available, Index Loss Limit Type		Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		1.00%
Index-Linked Option Available, Lowest Limit on Gains [Percent]		90.00%
S And P 500 And Russell 2000 Index [Member] | Annualized Income Rate [Member] | Buffer Rate 20 [Member] | Postive Return [Member] | Point to Point 1 Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name		S&P 500/Russell 2000 (Lesser of) 1-year Income Choice with -20% Buffer§
Index-Linked Option Available, Type of Index		Market Index
Index-Linked Option Available, Tracked Index [Text Block]		S&P 500/ Russell 2000 (Lesser of)
Index-Linked Option Available, Crediting Period		1 year
Index-Linked Option Available, Crediting Methodology		Income Choice Point-to-Point with a Buffer
Index-Linked Option Available, Current Limit on Index Losses [Percent]		(20.00%)
Index-Linked Option Available, Index Loss Limit Type		Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		1.00%
Index-Linked Option Available, Lowest Limit on Gains [Percent]		80.00%
S And P 500 And Russell 2000 Index [Member] | Contingent Return [Member] | Buffer Rate 10 [Member] | Postive Return [Member] | Point to Point 1 Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name		S&P 500/Russell 2000 (Lesser of) 1-year Contingent Return with -10% Buffer
Index-Linked Option Available, Type of Index		Market Index
Index-Linked Option Available, Tracked Index [Text Block]		S&P 500/ Russell 2000 (Lesser of)
Index-Linked Option Available, Crediting Period		1 year
Index-Linked Option Available, Crediting Methodology		Contingent Return Point-to-Point with a Buffer
Index-Linked Option Available, Current Limit on Index Losses [Percent]		(10.00%)
Index-Linked Option Available, Index Loss Limit Type		Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		1.00%
Index-Linked Option Available, Index Gain Limit Type		Minimum
Index-Linked Option Available, Lowest Limit on Gains [Percent]		90.00%
S And P 500 And Russell 2000 Index [Member] | Contingent Return [Member] | Buffer Rate 10 [Member] | Postive Return [Member] | Point to Point 2 Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name		S&P 500/Russell 2000 (Lesser of) 2-year Contingent Return with -10% Buffer
Index-Linked Option Available, Type of Index		Market Index
Index-Linked Option Available, Tracked Index [Text Block]		S&P 500/ Russell 2000 (Lesser of)
Index-Linked Option Available, Crediting Period		2 years
Index-Linked Option Available, Crediting Methodology		Contingent Return Point-to-Point with a Buffer
Index-Linked Option Available, Current Limit on Index Losses [Percent]		(10.00%)
Index-Linked Option Available, Index Loss Limit Type		Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		2.00%
Index-Linked Option Available, Index Gain Limit Type		Minimum
Index-Linked Option Available, Lowest Limit on Gains [Percent]		90.00%
S And P 500 And Russell 2000 Index [Member] | Contingent Return [Member] | Buffer Rate 10 [Member] | Postive Return [Member] | Point to Point 3 Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name		S&P 500/Russell 2000 (Lesser of) 3-year Contingent Return with -10% Buffer
Index-Linked Option Available, Type of Index		Market Index
Index-Linked Option Available, Tracked Index [Text Block]		S&P 500/ Russell 2000 (Lesser of)
Index-Linked Option Available, Crediting Period		3 years
Index-Linked Option Available, Crediting Methodology		Contingent Return Point-to-Point with a Buffer
Index-Linked Option Available, Current Limit on Index Losses [Percent]		(10.00%)
Index-Linked Option Available, Index Loss Limit Type		Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		3.00%
Index-Linked Option Available, Lowest Limit on Gains [Percent]		90.00%
S And P 500 And Russell 2000 Index [Member] | Contingent Return [Member] | Buffer Rate 10 [Member] | Postive Return [Member] | Point to Point 6 Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name		S&P 500/Russell 2000 (Lesser of) 6-year Contingent Return with -10% Buffer
Index-Linked Option Available, Type of Index		Market Index
Index-Linked Option Available, Tracked Index [Text Block]		S&P 500/ Russell 2000 (Lesser of)
Index-Linked Option Available, Crediting Period		6 years
Index-Linked Option Available, Crediting Methodology		Contingent Return Point-to-Point with a Buffer
Index-Linked Option Available, Current Limit on Index Losses [Percent]		(10.00%)
Index-Linked Option Available, Index Loss Limit Type		Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		6.00%
Index-Linked Option Available, Lowest Limit on Gains [Percent]		90.00%
S And P 500 And Russell 2000 Index [Member] | Contingent Return [Member] | Buffer Rate 15 [Member] | Postive Return [Member] | Point to Point 1 Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name		S&P 500/Russell 2000 (Lesser of) 1-year Contingent Return with -15% Buffer
Index-Linked Option Available, Type of Index		Market Index
Index-Linked Option Available, Tracked Index [Text Block]		S&P 500/ Russell 2000 (Lesser of)
Index-Linked Option Available, Crediting Period		1 year
Index-Linked Option Available, Crediting Methodology		Contingent Return Point-to-Point with a Buffer
Index-Linked Option Available, Current Limit on Index Losses [Percent]		(15.00%)
Index-Linked Option Available, Index Loss Limit Type		Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		1.00%
Index-Linked Option Available, Index Gain Limit Type		Minimum
Index-Linked Option Available, Lowest Limit on Gains [Percent]		85.00%
S And P 500 And Russell 2000 Index [Member] | Contingent Return [Member] | Buffer Rate 15 [Member] | Postive Return [Member] | Point to Point 2 Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name		S&P 500/Russell 2000 (Lesser of) 2-year Contingent Return with -15% Buffer
Index-Linked Option Available, Type of Index		Market Index
Index-Linked Option Available, Tracked Index [Text Block]		S&P 500/ Russell 2000 (Lesser of)
Index-Linked Option Available, Crediting Period		2 years
Index-Linked Option Available, Crediting Methodology		Contingent Return Point-to-Point with a Buffer
Index-Linked Option Available, Current Limit on Index Losses [Percent]		(15.00%)
Index-Linked Option Available, Index Loss Limit Type		Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		2.00%
Index-Linked Option Available, Index Gain Limit Type		Minimum
Index-Linked Option Available, Lowest Limit on Gains [Percent]		85.00%
S And P 500 And Russell 2000 Index [Member] | Contingent Return [Member] | Buffer Rate 15 [Member] | Postive Return [Member] | Point to Point 3 Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name		S&P 500/Russell 2000 (Lesser of) 3-year Contingent Return with -15% Buffer
Index-Linked Option Available, Type of Index		Market Index
Index-Linked Option Available, Tracked Index [Text Block]		S&P 500/ Russell 2000 (Lesser of)
Index-Linked Option Available, Crediting Period		3 years
Index-Linked Option Available, Crediting Methodology		Contingent Return Point-to-Point with a Buffer
Index-Linked Option Available, Current Limit on Index Losses [Percent]		(15.00%)
Index-Linked Option Available, Index Loss Limit Type		Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		3.00%
Index-Linked Option Available, Lowest Limit on Gains [Percent]		85.00%
S And P 500 And Russell 2000 Index [Member] | Contingent Return [Member] | Buffer Rate 15 [Member] | Postive Return [Member] | Point to Point 6 Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name		S&P 500/Russell 2000 (Lesser of) 6-year Contingent Return with -15% Buffer
Index-Linked Option Available, Type of Index		Market Index
Index-Linked Option Available, Tracked Index [Text Block]		S&P 500/ Russell 2000 (Lesser of)
Index-Linked Option Available, Crediting Period		6 years
Index-Linked Option Available, Crediting Methodology		Contingent Return Point-to-Point with a Buffer
Index-Linked Option Available, Current Limit on Index Losses [Percent]		(15.00%)
Index-Linked Option Available, Index Loss Limit Type		Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		6.00%
Index-Linked Option Available, Lowest Limit on Gains [Percent]		85.00%
S And P 500 And Russell 2000 Index [Member] | Contingent Return [Member] | Buffer Rate 20 [Member] | Postive Return [Member] | Point to Point 1 Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name		S&P 500/Russell 2000 (Lesser of) 1-year Contingent Return with -20% Buffer
Index-Linked Option Available, Type of Index		Market Index
Index-Linked Option Available, Tracked Index [Text Block]		S&P 500/ Russell 2000 (Lesser of)
Index-Linked Option Available, Crediting Period		1 year
Index-Linked Option Available, Crediting Methodology		Contingent Return Point-to-Point with a Buffer
Index-Linked Option Available, Current Limit on Index Losses [Percent]		(20.00%)
Index-Linked Option Available, Index Loss Limit Type		Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		1.00%
Index-Linked Option Available, Index Gain Limit Type		Minimum
Index-Linked Option Available, Lowest Limit on Gains [Percent]		80.00%
S And P 500 And Russell 2000 Index [Member] | Contingent Return [Member] | Buffer Rate 20 [Member] | Postive Return [Member] | Point to Point 2 Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name		S&P 500/Russell 2000 (Lesser of) 2-year Contingent Return with -20% Buffer
Index-Linked Option Available, Type of Index		Market Index
Index-Linked Option Available, Tracked Index [Text Block]		S&P 500/ Russell 2000 (Lesser of)
Index-Linked Option Available, Crediting Period		2 years
Index-Linked Option Available, Crediting Methodology		Contingent Return Point-to-Point with a Buffer
Index-Linked Option Available, Current Limit on Index Losses [Percent]		(20.00%)
Index-Linked Option Available, Index Loss Limit Type		Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		2.00%
Index-Linked Option Available, Index Gain Limit Type		Minimum
Index-Linked Option Available, Lowest Limit on Gains [Percent]		80.00%
S And P 500 And Russell 2000 Index [Member] | Contingent Return [Member] | Buffer Rate 20 [Member] | Postive Return [Member] | Point to Point 3 Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name		S&P 500/Russell 2000 (Lesser of) 3-year Contingent Return with -20% Buffer
Index-Linked Option Available, Type of Index		Market Index
Index-Linked Option Available, Tracked Index [Text Block]		S&P 500/ Russell 2000 (Lesser of)
Index-Linked Option Available, Crediting Period		3 years
Index-Linked Option Available, Crediting Methodology		Contingent Return Point-to-Point with a Buffer
Index-Linked Option Available, Current Limit on Index Losses [Percent]		(20.00%)
Index-Linked Option Available, Index Loss Limit Type		Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		3.00%
Index-Linked Option Available, Lowest Limit on Gains [Percent]		80.00%
S And P 500 And Russell 2000 Index [Member] | Contingent Return [Member] | Buffer Rate 25 [Member] | Postive Return [Member] | Point to Point 6 Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name		S&P 500/Russell 2000 (Lesser of) 6-year Contingent Return with -25% Buffer
Index-Linked Option Available, Type of Index		Market Index
Index-Linked Option Available, Tracked Index [Text Block]		S&P 500/ Russell 2000 (Lesser of)
Index-Linked Option Available, Crediting Period		6 years
Index-Linked Option Available, Crediting Methodology		Contingent Return Point-to-Point with a Buffer
Index-Linked Option Available, Current Limit on Index Losses [Percent]		(25.00%)
Index-Linked Option Available, Index Loss Limit Type		Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		6.00%
Index-Linked Option Available, Lowest Limit on Gains [Percent]		75.00%
S And P 500 And Russell 2000 Index [Member] | Dual Directional [Member] | Buffer Rate 10 [Member] | Postive Return [Member] | Point to Point 1 Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name		S&P 500/Russell 2000 (Lesser of) 1-year Dual Directional with -10% Buffer
Index-Linked Option Available, Type of Index		Market Index
Index-Linked Option Available, Tracked Index [Text Block]		S&P 500/ Russell 2000 (Lesser of)
Index-Linked Option Available, Crediting Period		1 year
Index-Linked Option Available, Crediting Methodology		Dual Directional Point-to-Point with a Buffer
Index-Linked Option Available, Current Limit on Index Losses [Percent]		10.00%
Index-Linked Option Available, Index Loss Limit Type		Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		2.00%
Index-Linked Option Available, Index Gain Limit Type		Minimum Cap
Index-Linked Option Available, Lowest Limit on Gains [Percent]		90.00%
S And P 500 And Russell 2000 Index [Member] | Dual Directional [Member] | Buffer Rate 10 [Member] | Postive Return [Member] | Point to Point 3 Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name		S&P 500/Russell 2000 (Lesser of) 3-year Dual Directional with -10% Buffer
Index-Linked Option Available, Type of Index		Market Index
Index-Linked Option Available, Tracked Index [Text Block]		S&P 500/ Russell 2000 (Lesser of)
Index-Linked Option Available, Crediting Period		3 years
Index-Linked Option Available, Crediting Methodology		Dual Directional Point-to-Point with a Buffer
Index-Linked Option Available, Current Limit on Index Losses [Percent]		10.00%
Index-Linked Option Available, Index Loss Limit Type		Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		6.00%
Index-Linked Option Available, Index Gain Limit Type		Minimum Cap
Index-Linked Option Available, Lowest Limit on Gains [Percent]		90.00%
S And P 500 And Russell 2000 Index [Member] | Dual Directional [Member] | Buffer Rate 10 [Member] | Postive Return [Member] | Point to Point 6 Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name		S&P 500/Russell 2000 (Lesser of) 6-year Dual Directional with -10% Buffer
Index-Linked Option Available, Type of Index		Market Index
Index-Linked Option Available, Tracked Index [Text Block]		S&P 500/ Russell 2000 (Lesser of)
Index-Linked Option Available, Crediting Period		6 years
Index-Linked Option Available, Crediting Methodology		Dual Directional Point-to-Point with a Buffer
Index-Linked Option Available, Current Limit on Index Losses [Percent]		10.00%
Index-Linked Option Available, Index Loss Limit Type		Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		8.00%
Index-Linked Option Available, Index Gain Limit Type		Minimum Cap
Index-Linked Option Available, Lowest Limit on Gains [Percent]		90.00%
S And P 500 And Russell 2000 Index [Member] | Dual Directional [Member] | Buffer Rate 15 [Member] | Postive Return [Member] | Point to Point 1 Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name		S&P 500/Russell 2000 (Lesser of) 1-year Dual Directional with -15% Buffer
Index-Linked Option Available, Type of Index		Market Index
Index-Linked Option Available, Tracked Index [Text Block]		S&P 500/ Russell 2000 (Lesser of)
Index-Linked Option Available, Crediting Period		1 year
Index-Linked Option Available, Crediting Methodology		Dual Directional Point-to-Point with a Buffer
Index-Linked Option Available, Current Limit on Index Losses [Percent]		15.00%
Index-Linked Option Available, Index Loss Limit Type		Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		2.00%
Index-Linked Option Available, Index Gain Limit Type		Minimum Cap
Index-Linked Option Available, Lowest Limit on Gains [Percent]		85.00%
S And P 500 And Russell 2000 Index [Member] | Dual Directional [Member] | Buffer Rate 15 [Member] | Postive Return [Member] | Point to Point 3 Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name		S&P 500/Russell 2000 (Lesser of) 3-year Dual Directional with -15% Buffer
Index-Linked Option Available, Type of Index		Market Index
Index-Linked Option Available, Tracked Index [Text Block]		S&P 500/ Russell 2000 (Lesser of)
Index-Linked Option Available, Crediting Period		3 years
Index-Linked Option Available, Crediting Methodology		Dual Directional Point-to-Point with a Buffer
Index-Linked Option Available, Current Limit on Index Losses [Percent]		15.00%
Index-Linked Option Available, Index Loss Limit Type		Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		6.00%
Index-Linked Option Available, Index Gain Limit Type		Minimum Cap
Index-Linked Option Available, Lowest Limit on Gains [Percent]		85.00%
S And P 500 And Russell 2000 Index [Member] | Dual Directional [Member] | Buffer Rate 15 [Member] | Postive Return [Member] | Point to Point 6 Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name		S&P 500/Russell 2000 (Lesser of) 6-year Dual Directional with -15% Buffer
Index-Linked Option Available, Type of Index		Market Index
Index-Linked Option Available, Tracked Index [Text Block]		S&P 500/ Russell 2000 (Lesser of)
Index-Linked Option Available, Crediting Period		6 years
Index-Linked Option Available, Crediting Methodology		Dual Directional Point-to-Point with a Buffer
Index-Linked Option Available, Current Limit on Index Losses [Percent]		15.00%
Index-Linked Option Available, Index Loss Limit Type		Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		8.00%
Index-Linked Option Available, Index Gain Limit Type		Minimum Cap
Index-Linked Option Available, Lowest Limit on Gains [Percent]		85.00%
S And P 500 And Russell 2000 Index [Member] | Dual Directional [Member] | Buffer Rate 20 [Member] | Postive Return [Member] | Point to Point 1 Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name		S&P 500/Russell 2000 (Lesser of) 1-year Dual Directional with -20% Buffer
Index-Linked Option Available, Type of Index		Market Index
Index-Linked Option Available, Tracked Index [Text Block]		S&P 500/ Russell 2000 (Lesser of)
Index-Linked Option Available, Crediting Period		1 year
Index-Linked Option Available, Crediting Methodology		Dual Directional Point-to-Point with a Buffer
Index-Linked Option Available, Current Limit on Index Losses [Percent]		20.00%
Index-Linked Option Available, Index Loss Limit Type		Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		2.00%
Index-Linked Option Available, Index Gain Limit Type		Minimum Cap
Index-Linked Option Available, Lowest Limit on Gains [Percent]		80.00%
S And P 500 And Russell 2000 Index [Member] | Dual Directional [Member] | Buffer Rate 20 [Member] | Postive Return [Member] | Point to Point 3 Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name		S&P 500/Russell 2000 (Lesser of) 3-year Dual Directional with -20% Buffer
Index-Linked Option Available, Type of Index		Market Index
Index-Linked Option Available, Tracked Index [Text Block]		S&P 500/ Russell 2000 (Lesser of)
Index-Linked Option Available, Crediting Period		3 years
Index-Linked Option Available, Crediting Methodology		Dual Directional Point-to-Point with a Buffer
Index-Linked Option Available, Current Limit on Index Losses [Percent]		20.00%
Index-Linked Option Available, Index Loss Limit Type		Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		6.00%
Index-Linked Option Available, Index Gain Limit Type		Minimum Cap
Index-Linked Option Available, Lowest Limit on Gains [Percent]		80.00%
S And P 500 And Russell 2000 Index [Member] | Dual Directional [Member] | Buffer Rate 25 [Member] | Postive Return [Member] | Point to Point 3 Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name		S&P 500/Russell 2000 (Lesser of) 3-year Dual Directional with -25% Buffer
Index-Linked Option Available, Type of Index		Market Index
Index-Linked Option Available, Tracked Index [Text Block]		S&P 500/ Russell 2000 (Lesser of)
Index-Linked Option Available, Crediting Period		3 years
Index-Linked Option Available, Crediting Methodology		Dual Directional Point-to-Point with a Buffer
Index-Linked Option Available, Current Limit on Index Losses [Percent]		25.00%
Index-Linked Option Available, Index Loss Limit Type		Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		6.00%
Index-Linked Option Available, Index Gain Limit Type		Minimum Cap
Index-Linked Option Available, Lowest Limit on Gains [Percent]		75.00%
S And P 500 And Russell 2000 Index [Member] | Dual Directional [Member] | Buffer Rate 25 [Member] | Postive Return [Member] | Point to Point 6 Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name		S&P 500/Russell 2000 (Lesser of) 6-year Dual Directional with -25% Buffer
Index-Linked Option Available, Type of Index		Market Index
Index-Linked Option Available, Tracked Index [Text Block]		S&P 500/ Russell 2000 (Lesser of)
Index-Linked Option Available, Crediting Period		6 years
Index-Linked Option Available, Crediting Methodology		Dual Directional Point-to-Point with a Buffer
Index-Linked Option Available, Current Limit on Index Losses [Percent]		25.00%
Index-Linked Option Available, Index Loss Limit Type		Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		8.00%
Index-Linked Option Available, Index Gain Limit Type		Minimum Cap
Index-Linked Option Available, Lowest Limit on Gains [Percent]		75.00%
C000258502 [Member]
Item 2. Overview of the Contract [Line Items]
Index-Linked Option Overview, Investor Could Lose Money if Index Declines [Text Block]		You could lose a significant amount of money if the Index(es) declines in value.

[1]	As a percentage of the greater of the Maximum Anniversary Value (“MAV”) or the Contract Value on each Contract Anniversary prior to Your 91st birthday. On or after Your 91st birthday, the charge is a percentage of the MAV.
[2]	As a percentage of the Return of Purchase Payment (“ROPP”) Value on each Contract Anniversary.